FIRST AMERICAN INVESTMENT FUNDS, INC.




TAX FREE BOND FUNDS



1999 ANNUAL REPORT




[LOGO] FIRST AMERICAN FUNDS(R)
           THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FAMILY OF FUNDS      INVESTMENTS FOR EVERY GOAL

--------------------------------
  HIGHER RETURN                     FIRST AMERICAN FUNDS OFFER A FULL RANGE OF
  POTENTIAL                         INVESTMENT STRATEGIES TO HELP YOU CREATE A
--------------------------------    PERSONALIZED, DIVERSIFIED PORTFOLIO.
                                    SUPPORTED BY EXTENSIVE RESEARCH AND A HIGHLY
  SECTOR FUNDS                      DEVELOPED TEAM APPROACH TO INVESTMENT
                                    DECISION MAKING, FIRST AMERICAN FUNDS CAN
  INTERNATIONAL FUNDS               HELP BUILD A WINNING STRATEGY FOR ANY
                                    INVESTOR.
  SMALL CAP FUNDS

  MID CAP FUNDS

  LARGE CAP FUNDS

  STRATEGY FUNDS

  BOND FUNDS

  TAX FREE BOND FUNDS
  California Intermediate Tax Free
  Colorado Intermediate Tax Free
  Intermediate Tax Free
  Minnesota Intermediate Tax Free
  Minnesota Tax Free
  Oregon Intermediate Tax Free
  Tax Free                          TABLE OF
                                    CONTENTS
  MONEY MARKET FUNDS
                                    --------------------------------------------
--------------------------------    MESSAGE TO SHAREHOLDERS                   1
  LOWER RETURN                      --------------------------------------------
  POTENTIAL                         WHAT A DIFFERENCE A YEAR MAKES            2
--------------------------------    --------------------------------------------
                                        Tax Free Bond Funds Overview          4
                                    --------------------------------------------
                                        California Intermediate Tax Free      6
                                    --------------------------------------------
                                        Colorado Intermediate Tax Free        7
                                    --------------------------------------------
                                        Intermediate Tax Free                 8
                                    --------------------------------------------
                                        Minnesota Intermediate Tax Free       9
                                    --------------------------------------------
                                        Minnesota Tax Free                   10
                                    --------------------------------------------
                                        Oregon Intermediate Tax Free         11
                                    --------------------------------------------
                                        Tax Free                             12
                                    --------------------------------------------
                                    REPORT OF INDEPENDENT AUDITORS           13
                                    --------------------------------------------
                                    STATEMENTS OF NET ASSETS                 14
                                    --------------------------------------------
                                    STATEMENTS OF OPERATIONS                 46
                                    --------------------------------------------
                                    STATEMENTS OF CHANGES IN NET ASSETS      48
                                    --------------------------------------------
                                    FINANCIAL HIGHLIGHTS                     50
                                    --------------------------------------------
                                    NOTES TO FINANCIAL STATEMENTS            54
                                    --------------------------------------------
                                    NOTICE TO SHAREHOLDERS                   62
                                    --------------------------------------------



            NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS    SEPTEMBER 30, 1999


DEAR SHAREHOLDERS:

     On behalf of the entire board of directors -- thank you for the ongoing opportunity you have given us to manage your investments. Each year we are proud to continue supporting our long-term investors, and we are always pleased to see the new investors that have joined the First American family of funds.

     A QUICK LOOK AT THE YEAR.

     The past year was another volatile time for investors. A solid economy, strong corporate profits plus a recovery in Asian markets combined to send the stock market upward, with the Dow Jones Industrial Average hitting a new high. It was also reassuring to see a broader market success beyond the large-cap growth stocks that dominated 1998, with a resurgence of small- and mid-cap stocks, as well as international and emerging market stocks.

     In contrast, the bond market fared less well. A series of interest rate hikes intended to keep the economy from overheating depressed bond prices, sending the yield on the benchmark 30-year Treasury bond to 6% -- an 18-month high.

     WHAT DOES IT MEAN FOR INVESTORS?

     Those of you who track performance on a day-to-day or week-to-week basis have witnessed the effect of a changing bond market. This kind of market volatility is always unnerving -- but mostly to short-term investors.

     As an investor in our tax-free bond funds, your focus should be on the long term, with an emphasis on diversification. The key message is stick with it -- a message worth repeating in shifting financial markets. Now more than ever, a consistent long-term approach should ride out the ups and downs of short-term volatility. The article on the following page expands on this idea.

     Again, thank you for investing with First American Funds. As we approach the millennium, we wish you continued success and prosperity.

     Sincerely,

     /s/ Virginia L. Stringer            /s/ Paul A. Dow

     VIRGINIA L. STRINGER                PAUL A. DOW

     Chairperson                         Chief Investment Officer and President
     First American Investment           First American Asset Management
     Funds, Inc.


                                 1     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

WHAT A DIFFERENCE A YEAR MAKES


Turn back the clock to September 1998. Newspaper headlines were dominated by the financial crisis sweeping across Asia, Latin America and Russia. At the height of the crisis, the Dow Jones Industrial Average (DJIA) shed nearly 20% of its value. Some predicted that the U.S. economy would slide into a recession, erasing years of investment gains.

A year later, the DJIA has surged approximately 2,500 points, with some financial experts alluding to a "New Economy" defined by unprecedented growth. Yet a host of new challenges could threaten to derail these great expectations. The Federal Reserve twice raised interest rates to quell the risk of higher inflation, which turned the bond market bearish and triggered volatility in equity markets.

All in all, many investors now wonder whether fundamental changes are again underway in financial markets. Sound familiar?


SEEING THE FOREST FOR THE TREES
--------------------------------------------------------------------------------

Keep in mind that the same economic fundamentals have been in place in the U.S. throughout the past year: low unemployment, low inflation and rising productivity. For the most part, America's Goldilocks economy remains just right. International markets are also healthy, and Japan is on the rebound.

The point is that when it comes to investing, there's always something to worry about. Fear of the unknown causes people to lose sight of their long-term goals as they react to the latest perceived threat.


                                 2     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

WHAT A DIFFERENCE A YEAR MAKES


ITS BETTER TO ACT THAN REACT
--------------------------------------------------------------------------------

What's next for the U.S. economy? No one knows for sure. But you can be certain that today's hot investment may become tomorrow's outcast. Or that interest rates will rise and fall. That's the natural ebb and flow of financial markets. With this in mind, it's important to take a long-term perspective backed by a diversified investment portfolio to weather rapidly changing financial markets.

Asset allocation -- a strategy designed to create diversified portfolios from a blend of different asset classes -- forms the foundation of any diversification strategy. That's because different asset classes often move in opposite directions, with declines in one class offset by increases in another. It's a tried-and-true approach that may help reduce volatility and generate more balanced returns.

At the same time, systematic investing can make market volatility beneficial. While systematic investing does not ensure a profit or avoid a loss, you have the long-term potential to lower your average cost if you invest regularly through changing market conditions.

Finally, we would like to reiterate a familiar investment message: It's time in the market that counts, not market timing. First American adheres to this philosophy. Across our comprehensive array of stock and bond mutual funds, we take a long-term perspective to money management while maintaining flexibility to benefit from short-term fluctuations. In addition, our tradition of conservative management and innovative products can help build a winning strategy for any investor.


TAKE TIME TO REVISIT YOUR ASSET ALLOCATION
--------------------------------------------------------------------------------

From time to time, you may need to refine your asset allocation to reflect your changing goals or risk tolerance. Should that need arise, please don't hesitate to contact your investment professional. Your investment professional can offer a range of First American funds to meet any need, plus the advice to help you reach your investment goals.


                                 3     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS


In a market where interest rate trends have the greatest impact on investment performance, we experienced two distinctly different environments in the fiscal year ended September 30, 1999. The net result was a relatively difficult year for the municipal bond market.

Things started out in a favorable direction over the final three months of 1998. Interest rates were trending down as a result of overseas turmoil. It appeared the U.S. economy might finally be slowing, possibly even moving toward a recession. Municipal bonds were viewed as a fairly attractive investment and our funds performed well.

Things began to change quickly in 1999. The U.S. economy regained strength and renewed fears about inflation took center stage. That's typically bad news for bonds and this case was no exception. Investors steered away from the bond market and interest rates began a quick ascent.

Coinciding with the interest rate spike was a decrease in the available supply of municipal bonds. Many government entities slowed debt issuance either due to concerns about paying higher yields or because increasing tax revenues decreased the need to take on new debt. So far in 1999, the total supply of municipal bonds declined by about 20% from the year earlier. This added to the market's difficulties.

A major measuring stick for municipal bonds is how their yields stack up to those of U.S. Treasury bonds on an after-tax basis. If municipal yields appear to offer an advantage, a number of large buyers, including insurance companies, will choose to invest in municipal bonds, adding to the demand and driving bond prices up.

In the earlier part of the fiscal year, these so-called "crossover buyers" were major players in the market for tax-free bonds. But as the year progressed, they began to favor corporate bonds. This was especially true in the summer, as new corporate bond offerings flooded the market, attracting crossover buyers in droves.

That left the municipal bond market in an undervalued state as the fiscal year came to a close. Within the municipal market itself, recent trends favored higher quality bonds, as investors seemed to want to avoid securities from issuers with lower credit ratings.


                                 4     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

All of these trends have made municipal bonds more attractive in the near term, with lower-rated and nonrated securities offering the greater value.

Our funds emphasize bonds with longer maturities. History tells us that a bond portfolio that tends to take a more aggressive stance in terms of bond maturity ultimately benefits from that position, even though it may be more volatile in the short term. Bonds with longer maturities usually offer higher yields. What's more, in a low-inflation environment like we've enjoyed for a number of years, bond yields tend to move favorably. A downward interest rate trend will reward longer-term bonds the most.

Since interest rates were rising through most of the past few months, most of the portfolios took a slightly less aggressive approach in terms of bond maturities.

Going forward, there are plenty of reasons for optimism in the municipal bond marketplace. The glut of corporate bond offerings should taper off as the new year approaches. In addition, yields on municipal bonds are beginning to look very attractive again when compared to Treasury bonds. Finally, it seems likely that the dramatic rise in interest rates we experienced in recent months may subside.

All of these factors should attract far more interest in the municipal bond market among investors and create the foundation for a solid year ahead.



The following graphs compare First American fund performance with unmanaged indices. Indices do not pay management fees to cover costs of shareholder services and fund operating costs, or transaction costs to buy and sell securities. Unlike indices, mutual funds are never 100% invested because they need cash on hand to redeem shares. In addition, the performance shown for the funds includes all fund expenses and fees. If operating expenses such as the funds had been applied to the indices, their performance would have been lower. Please remember that an index is simply a measure of performance and one cannot invest in it directly.

Total return measures performance, assuming that all dividends and capital gains distributions were reinvested. Total return, both with and without a sales charge, has been presented. All total returns are quoted for Class A shares before sales charges. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of 2.50% on all tax-free bond funds. The adjusted figures for Class C shares include the effect of paying the maximum initial sales charge of 1.00% for Minnesota Tax Free and Tax Free funds.


                                 5     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
CALIFORNIA INTERMEDIATE TAX FREE


INVESTMENT OBJECTIVE
      SEEKS CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL


In a fairly difficult year for the bond market in general, California Intermediate Tax Free Fund had a return of -0.40% for the fiscal year ending September 30, 1999.

Bonds issued by the state of California and municipalities within the state tended to perform better than similar bonds issued around the nation. This was due in large part to the state's improving economic strength. Tax revenues increased, helping to solidify the budget situation for government entities throughout the state. Another helpful factor was that California's economy proved to be somewhat resilient to Asia's economic problems, even though exports to that region have a greater impact on California than almost any other state.

The continuing confidence in California's economy resulted in a recent increase in the state's credit rating, which makes its bonds even more attractive. That, along with our expectation that interest rates should level off in the months to come, creates a positive environment for the fund in the year ahead.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST            FIRST
           AMERICAN         AMERICAN         AMERICAN      LEHMAN       LIPPER CA
          CA INTERM.       CA INTERM.       CA INTERM.     7-YEAR     INTERMEDIATE
        TAX FREE FUND,   TAX FREE FUND,   TAX FREE FUND,  MUNICIPAL  MUNICIPAL FUNDS
           CLASS A      CLASS A ADJUSTED     CLASS Y        INDEX        AVERAGE
           -------      ----------------     -------        -----        -------
5/1992     $10,000           $ 9,750         $10,000       $10,000       $10,000
9/1992      10,341            10,083          10,331        10,439        10,385
9/1993      11,290            11,008          11,291        11,578        11,542
9/1994      11,275            10,993          11,264        11,503        11,388
9/1995      12,224            11,918          12,212        12,686        12,421
9/1996      12,725            12,407          12,713        13,249        13,030
9/1997      13,653            13,312          13,626        14,307        14,019
9/1998      14,718            14,350          14,688        15,433        15,059
9/1999      14,659            14,292          14,644        15,522        14,994

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                                       1 YEAR     3 YEAR     5 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                                -0.40%      4.83%      5.39%       5.35%
--------------------------------------------------------------------------------
Class A adjusted                       -2.93%      3.95%      4.85%       4.98%
--------------------------------------------------------------------------------
Class Y                                -0.30%      4.83%      5.39%       5.34%
--------------------------------------------------------------------------------
Lehman 7 Year Muni. Bond                0.58%      5.42%      6.18%       6.18%
--------------------------------------------------------------------------------
Lipper CA Intermediate Municipal       -0.43%      4.74%      5.64%       5.35%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the Class A shares and the Class Y shares is 8/8/97. The performance reflected in the table begins on 5/31/92, the inception date of the common trust fund. Actual since inception returns from 8/8/97 for Class A shares is 3.86%, Class A shares adjusted is 2.62%, Class Y shares is 3.86%.

The performance reflected in the graph begins on 5/31/92 and represents past performance of U.S. Bank's internally managed common trust fund, adjusted for fees and expenses for periods prior to 8/8/97, the inception date of the First American California Intermediate Tax Free Fund. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that may have adversely affected performance.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                 6     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
COLORADO INTERMEDIATE TAX FREE


INVESTMENT OBJECTIVE
      SEEKS CURRENT INCOME EXEMPT FROM FEDERAL AND COLORADO STATE INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL

While rising interest rates made for a more difficult environment, a very strong state economy helped to bolster the market for tax-free bonds in the state. By the end of the fiscal year, September 30, 1999, Colorado Intermediate Tax Free Fund generated a return of -0.88%.

The supply of tax-free bonds in the state rose dramatically, contrary to the national trend of a shrinking supply of municipal bonds. This was due to a large number of new school bond offerings in the state, including the largest ever for Denver's schools.

The state's economy remains strong, helping to generate significant tax revenue for government entities and keeping credit quality high. We took advantage of our in-house research capabilities to identify selected higher-yielding bonds issued by municipalities with lower credit ratings in an effort to boost the fund's yield, without substantially altering the funds high quality profile.

In addition, we positioned the fund a bit more defensively, reducing the average maturity of our holdings to provide some downside protection given the negative interest rate environment.

With Colorado's economy continuing to grow and the possibility that the rising interest rate trend will subside, the fund should be well positioned for the year ahead.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST            FIRST                      LIPPER
           AMERICAN         AMERICAN         AMERICAN      LEHMAN     OTHER STATES
          CO INTERM.       CO INTERM.       CO INTERM.     7-YEAR     INTERMEDIATE
        TAX FREE FUND,   TAX FREE FUND,   TAX FREE FUND,  MUNICIPAL  MUNICIPAL FUNDS
           CLASS A      CLASS A ADJUSTED     CLASS Y        INDEX        AVERAGE
           -------      ----------------     -------        -----        -------
4/1994     $10,000          $ 9,750          $10,000       $10,000       $10,000
9/1994      10,118            9,865           10,128        10,127        10,086
9/1995      10,985           10,710           10,986        11,169        10,965
9/1996      11,467           11,180           11,468        11,665        11,403
9/1997      12,282           11,975           12,283        12,596        12,186
9/1998      13,195           12,865           13,183        13,587        13,008
9/1999      13,079           12,752           13,042        13,666        12,852

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                                         1 YEAR    3 YEAR    5 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                                  -0.88%     4.48%     5.27%       5.47%
--------------------------------------------------------------------------------
Class A adjusted                         -3.36%     3.59%     4.74%       4.98%
--------------------------------------------------------------------------------
Class Y                                  -1.07%     0.32%     5.19%       5.42%
--------------------------------------------------------------------------------
Lehman 7-Year Muni. Bond                  0.58%     5.42%     6.18%       5.93%
--------------------------------------------------------------------------------
Lipper Other States Intermediate Muni.   -1.20%     4.12%     5.03%       4.79%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the Class A and Class Y shares is 4/4/94. The performance reflected in the graph begins on 4/30/94. The performance reflected in the table begins on the inception date of Class A and Class Y shares.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                 7     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
INTERMEDIATE TAX FREE


INVESTMENT OBJECTIVE
      SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX,
      CONSISTENT WITH PRESERVATION OF CAPITAL

In a seesaw year for the municipal bond market, Intermediate Tax Free Fund finished with a total return of -0.78% for the fiscal year ended September 30, 1999.

The fund benefited from positive market trends near the end of 1998, as municipal bonds were viewed favorably by the market. However, that changed early in 1999, and a less friendly environment followed.

Throughout the year, we increased the focus on keeping the vast majority of the fund's holdings in bonds that mature in five to 12 years. Most bonds with very short and very long maturities were sold off. Over the long run, this should allow the fund to take advantage of yield trends that historically favor securities with an intermediate maturity.

While interest rates have been rising through most of 1999, they may be close to topping out in the current cycle. Municipal bonds also seem to be one of the more attractively priced segments of the entire bond market as we begin another fiscal year. We believe this creates a favorable environment for the fund going forward.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST            FIRST      LEHMAN 7-YEAR
           AMERICAN         AMERICAN         AMERICAN       GENERAL      LEHMAN      LIPPER 7-YEAR
            INTERM.          INTERM.          INTERM.     OBLIGATIONS    7-YEAR      INTERMEDIATE
        TAX FREE FUND,   TAX FREE FUND,   TAX FREE FUND,   MUNICIPAL    MUNICIPAL   MUNICIPAL FUNDS
           CLASS A      CLASS A ADJUSTED     CLASS Y         INDEX       INDEX*         AVERAGE
           -------      ----------------     -------         -----       ------         -------
9/1989     $10,000           $ 9,750         $10,000        $10,000      $10,000        $10,000
9/1990      10,528            10,265          10,528         10,690       10,715         10,621
9/1991      11,488            11,201          11,488         11,964       12,028         11,759
9/1992      12,319            12,011          12,319         13,103       13,207         12,851
9/1993      13,386            13,051          13,386         14,554       14,648         14,293
9/1994      13,218            12,888          13,218         14,417       14,552         14,136
9/1995      14,428            14,067          14,428         15,960       16,050         15,392
9/1996      15,070            14,693          15,055         16,671       16,762         16,091
9/1997      16,101            15,698          16,072         18,018       18,100         17,275
9/1998      17,234            16,803          17,197         19,464       19,525         18,510
9/1999      17,100            16,672          17,061         19,569       19,638         18,370

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                              1 YEAR    3 YEAR    5 YEAR    10 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                       -0.78%     4.30%     5.28%      5.51%       5.58%
--------------------------------------------------------------------------------
Class A adjusted              -3.24%     3.44%     4.76%      5.24%       5.35%
--------------------------------------------------------------------------------
Class Y**                     -0.79%     4.28%     5.25%      5.49%       5.56%
--------------------------------------------------------------------------------
Lehman 7-Year G.O. Bond        0.54%     5.54%     6.34%      6.96%       6.96%
--------------------------------------------------------------------------------
Lehman 7-Year Muni. Bond       0.58%     5.42%     6.18%       -          5.93%
--------------------------------------------------------------------------------
Lipper Intermediate Muni.     -0.76%     4.52%     5.42%      6.23%       6.41%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the Class A shares is 12/22/87, and the inception date of the Class Y shares is 2/4/94. The 10-year performance reflected in the graph begins on 9/30/89. The performance reflected in the table begins on the inception date of Class A shares.

*The inception date for the Lehman 7-Year Municipal Index is 12/31/89. The figure shown utilizes the Lehman 7-Year General Obligations Municipal Index prior to that date.

**The performance presented links the performance of Class A shares from inception on 12/22/87 to 2/4/94 with the performance of Class Y shares after its inception on 2/4/94. The since inception return for Class Y shares from 2/4/94, is 4.08%.

Previously, the fund used the Lehman 7-Year G.O. Bond Index as a benchmark. Going forward, the fund will use the Lehman 7-Year Municipal Bond Index as a comparison, because it is better suited to the fund's objective.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                 8     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
MINNESOTA INTERMEDIATE TAX FREE


INVESTMENT OBJECTIVE
      SEEKS CURRENT INCOME EXEMPT FROM FEDERAL AND MINNESOTA STATE INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL

Rising interest rates created a difficult environment for bond investors and this was reflected in Minnesota Intermediate Tax Free Fund, which finished the year ended September 30, 1999, with a return of -0.43%.

While the upward trend in interest rates had the biggest impact on the fund's return, there was good news as well. Minnesota's economy remained one of the strongest in the nation, with a very low unemployment rate and extremely strong tax revenues. A budget surplus in the state allowed taxpayers to receive a rebate in 1999. This exemplifies why the state has earned the highest credit rating available.

The supply of new bonds declined sharply in the state, creating a less favorable supply/demand situation for investors. Despite this tight market, we were able to put a little more emphasis on higher-yielding bonds issued by municipalities with lower credit ratings in an effort to boost the fund's return, without substantially altering the funds high-quality profile.

All signs remain upbeat for Minnesota's economy in the months ahead.
That fact, combined with what could be an improving interest rate environment, sets the fund on a positive course for the next fiscal year.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST            FIRST                      LIPPER
           AMERICAN         AMERICAN         AMERICAN      LEHMAN     OTHER STATES
          MN INTERM.       MN INTERM.       MN INTERM.     7-YEAR     INTERMEDIATE
        TAX FREE FUND,   TAX FREE FUND,   TAX FREE FUND,  MUNICIPAL  MUNICIPAL FUNDS
           CLASS A      CLASS A ADJUSTED     CLASS Y        INDEX        AVERAGE
           -------      ----------------     -------        -----        -------
2/1994     $10,000          $ 9,750          $10,000      $10,000        $10,000
9/1994       9,852            9,606            9,863        9,930          9,854
9/1995      10,686           10,419           10,685       10,951         10,712
9/1996      11,199           10,919           11,198       11,438         11,140
9/1997      11,951           11,653           11,917       12,350         11,905
9/1998      12,764           12,445           12,730       13,322         12,709
9/1999      12,709           12,391           12,674       13,400         12,556

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                                         1 YEAR    3 YEAR    5 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                                  -0.43%     4.31%     5.22%       4.34%
--------------------------------------------------------------------------------
Class A adjusted                         -2.89%     3.44%     4.68%       3.86%
--------------------------------------------------------------------------------
Class Y                                  -0.44%     4.21%     5.14%       4.29%
--------------------------------------------------------------------------------
Lehman 7-Year Muni. Bond                  0.58%     5.42%     6.18%       5.38%
--------------------------------------------------------------------------------
Lipper Other States Intermediate Muni    -1.20%     4.12%     5.03%       4.79%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of Class A and Y shares is 2/25/94. The performance reflected in the graph begins on 2/28/94. The performance reflected in the table begins on the inception date of Class A and Y shares.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                 9     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
MINNESOTA TAX FREE


INVESTMENT OBJECTIVE
      SEEKS MAXIMUM CURRENT INCOME EXEMPT FROM BOTH FEDERAL AND MINNESOTA INCOME TAX, CONSISTENT WITH PRUDENT INVESTMENT RISK

A strong state economy and limited supply helped Minnesota bond values in a rising interest rate environment through much of the fiscal year ended September 30, 1999. Minnesota Tax Free Fund generated a return of -1.31% through the period.

Minnesota's economy continues to be one of the most reliable in the nation, with low unemployment and strong tax revenues. This allowed the state to rebate a budget surplus to taxpayers in 1999. It also helped maintain the state's credit rating at the highest levels.

Along with rising interest rates, the other factor that had a negative impact on the fund was a shrinking supply of bonds issued by the state and municipalities. A shrinking supply makes it difficult to add bonds that represent good values. Therefore, this limited the attractiveness of yields for newly issued bonds, which also reduced the return potential of these bonds.

Still, the state's overall economic strength does work to the advantage of shareholders. It means that bond issuers should be reliable in the timely payment of interest and principal on their debt securities. This factor, combined with our expectation that the upturn in interest rates may slow or top out, makes for what we believe will be a positive environment for the fund going forward.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

              FIRST         FIRST          FIRST
            AMERICAN       AMERICAN       AMERICAN       LEHMAN
           MN TAX FREE   MN TAX FREE     MN TAX FREE    MUNICIPAL     LIPPER MN
              FUND,      FUND, CLASS    TAX FREE FUND,    BOND     MUNICIPAL FUNDS
            CLASS A       A ADJUSTED       CLASS Y       INDEX         AVERAGE
            -------       ----------       -------       -----         -------
9/1989      $10,000        $ 9,750         $10,000      $10,000        $10,000
9/1990       10,530         10,267          10,530       10,682         10,584
9/1991       11,845         11,549          11,845       12,091         11,797
9/1992       12,978         12,653          12,978       13,356         12,887
9/1993       14,602         14,237          14,602       15,057         14,488
9/1994       14,145         13,792          14,145       14,690         14,020
9/1995       15,755         15,361          15,755       16,334         15,277
9/1996       16,738         16,320          16,738       17,320         16,073
9/1997       18,131         17,678          18,122       18,884         17,325
9/1998       19,686         19,194          19,723       20,531         18,663
9/1999       19,429         18,943          19,512       20,387         18,248

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                            1 YEAR    3 YEAR     5 YEAR    10 YEAR    INCEPTION
--------------------------------------------------------------------------------
Class A                     -1.31%     5.09%      6.55%      6.87%       6.90%
--------------------------------------------------------------------------------
Class A adjusted            -3.75%     4.21%      6.02%      6.59%       6.65%
--------------------------------------------------------------------------------
Class C                      -         -          -          -          -3.03%
--------------------------------------------------------------------------------
Class C adjusted             -         -          -          -          -4.90%
--------------------------------------------------------------------------------
Class Y*                    -1.07%     5.24%      6.64%      6.91%       6.94%
--------------------------------------------------------------------------------
Lehman Muni. Bond           -0.70%     5.58%      6.77%      7.38%       7.38%
--------------------------------------------------------------------------------
Lipper MN Municipal         -2.22%     4.34%      5.62%      6.48%       6.75%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The performance presented is that of a predecessor fund, Piper Minnesota Tax-Exempt Fund, which merged with First American Minnesota Tax Free Fund on 7/31/98.

The inception date of the Class A shares is 7/11/88, the inception date of the Class C shares is 2/1/99, and the inception date of the Class Y shares is 8/1/97. The 10-year performance reflected in the graph begins on 9/30/89. The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class A shares from inception on 7/11/88 to 8/1/97 with the performance of Class Y shares after its inception on 8/1/97. The since inception return for Class Y shares from 8/1/97, is 3.81%.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                10     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
OREGON INTERMEDIATE TAX FREE


INVESTMENT OBJECTIVE
      SEEKS CURRENT INCOME EXEMPT FROM FEDERAL AND OREGON STATE INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL

While bond prices trended lower in a rising interest rate environment, Oregon Intermediate Tax Free Fund generated a return of 0.18% for the three-month period ended September 30, 1999.

The municipal bond market in Oregon offered one significant distinguishing characteristic in the last year compared to the nation as a whole. The supply of tax-free bonds issued in the state rose dramatically in the past few months, in contrast to the national trend of a shrinking supply. The trend was the result of a number of large bond issues being approved by Oregon taxpayers in the November, 1998, elections.

This made the bond market somewhat more attractive for investors in Oregon than in other parts of the country. It allowed us to add bonds with slightly higher yields without taking increased credit risks. In fact, some shifts were made in the portfolio to reduce its overall volatility.

The outlook for the state's economy remains strong. Even though Asia's economic weakness had a negative impact on Oregon's export economy, tax revenues remain high. This environment sets the stage for a positive year ahead for the fund.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST        LEHMAN 7-YEAR                LIPPER
           AMERICAN         AMERICAN         GENERAL      LEHMAN    OTHER STATES
          OR INTERM.       OR INTERM.      OBLIGATIONS    7-YEAR    INTERMEDIATE
        TAX FREE FUND,   TAX FREE FUND,     MUNICIPAL    MUNICIPAL    MUNICIPAL
           CLASS A      CLASS A ADJUSTED      INDEX        INDEX       AVERAGE
           -------      ----------------      -----        -----       -------
2/1999     $10,000           $9,750         $10,000       $10,000      $10,000
9/1999       9,850            9,604           9,913         9,907        9,788

             FIRST         LEHMAN 7-YEAR                LIPPER
            AMERICAN          GENERAL      LEHMAN    OTHER STATES
           OR INTERM.       OBLIGATIONS    7-YEAR    INTERMEDIATE
         TAX FREE FUND,      MUNICIPAL    MUNICIPAL    MUNICIPAL
        SYNTHETIC CLASS Y      INDEX       INDEX*       AVERAGE
        -----------------      -----       ------       -------
9/1989       $10,000         $10,000       $10,000      $10,000
9/1990        10,679          10,690        10,715       10,600
9/1991        11,934          11,964        12,028       11,662
9/1992        12,954          13,103        13,207       12,733
9/1993        14,160          14,554        14,648       14,109
9/1994        14,036          14,417        14,552       13,858
9/1995        15,150          15,960        16,050       15,065
9/1996        15,714          16,671        16,762       15,666
9/1997        16,856          18,018        18,100       16,742
9/1998        17,979          19,464        19,525       17,872
9/1999        17,860          19,569        19,638       17,658

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                   SINCE
                                1 YEAR   3 YEAR   5 YEAR   10 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                          -        -        -         -          -2.22%**
--------------------------------------------------------------------------------
Class A adjusted                 -        -        -         -          -4.64%**
--------------------------------------------------------------------------------
Class Y                         -0.66%    4.36%    4.94%     5.97%       5.76%
--------------------------------------------------------------------------------
Lehman 7 Year G.O. Bond          0.54%    5.54%    6.34%     6.96%       6.96%
--------------------------------------------------------------------------------
Lehman 7-Year Muni. Bond         0.58%    5.42%    6.18%     -           5.38%
--------------------------------------------------------------------------------
Lipper Other States Muni.       -1.20%    4.12%    5.03%     5.43%      -2.12%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The inception date of the Class A shares is 2/1/99.

The inception date of the Class Y shares is 8/8/97.

Previously, the fund used the Lehman 7 year G.O. Index as a benchmark. Going forward, the fund will use the Lehman 7 year Municipal Bond Index as a comparison, as it is better suited to the fund's objectives.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.

The 10-year performance reflected in the graph begins on 9/30/89 and represents past performance of U.S. Bank's internally managed common trust fund, adjusted for fees and expenses for periods prior to 8/8/97, the inception date of the First American Oregon Intermediate Tax Free Fund Class Y shares. The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that may have adversely affected performance. The performance reflected in the table for Class Y shares begins on 9/30/89, the inception date of the common trust fund.

*The inception date for the Lehman 7-Year Municipal Index is 12/31/89. The figure shown utilizes the Lehman 7-Year General Obligations Municipal Index prior to that date.

**Cumulative since inception return.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                11     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE BOND FUNDS
TAX FREE


INVESTMENT OBJECTIVE
        SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH PRUDENT INVESTMENT RISK


An environment of higher interest rates combined with a reduced supply of municipal bonds nationwide created a difficult environment for Tax Free Fund for the fiscal year ended September 30, 1999. The result was a return of -2.81% for the period.

In late 1998, interest rates were moving down and municipal bonds attracted much investor attention. That situation reversed early in 1999, as interest rates climbed and many investors sold off municipal bonds in favor of taxable debt securities. Tax-free bonds finally regained investor favor relative to taxable bonds in late August.

While the stronger U.S. economy seemed to be driving interest rates up, it also helped to improve the budget outlook for most states and municipalities that issue tax-free bonds. That is a positive trend that will improve credit quality in the market.

Given our expectation that the trend of higher interest rates could level off later in 1999, and the solid financial foundation now enjoyed by most issuers of tax-free bonds, we believe the fund is well positioned for the year ahead.


VALUE OF A $10,000 INVESTMENT

[PLOT POINTS CHART]

            FIRST            FIRST            FIRST        LEHMAN        LIPPER
           AMERICAN         AMERICAN         AMERICAN     MUNICIPAL      GENERAL
        TAX FREE FUND,   TAX FREE FUND,   TAX FREE FUND,    BOND     MUNICIPAL FUNDS
           CLASS A      CLASS A ADJUSTED     CLASS Y       INDEX         AVERAGE
           -------      ----------------     -------       -----         -------
9/1989     $10,000          $ 9,750          $10,000      $10,000       $10,000
9/1990      10,615           10,350           10,615       10,682        10,533
9/1991      12,027           11,726           12,027       12,091        11,913
9/1992      13,311           12,979           13,311       13,356        13,153
9/1993      15,276           14,894           15,276       15,057        14,906
9/1994      14,401           14,041           14,401       14,690        14,329
9/1995      15,884           15,487           15,884       16,334        15,731
9/1996      16,904           16,482           16,904       17,320        16,620
9/1997      18,440           17,980           18,440       18,884        18,064
9/1998      19,991           19,492           20,015       20,531        19,545
9/1999      19,429           18,944           19,483       20,387        18,945

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.


ANNUALIZED PERFORMANCE                                                    SINCE
                              1 YEAR    3 YEAR    5 YEAR    10 YEAR   INCEPTION
--------------------------------------------------------------------------------
Class A                       -2.81%     4.75%     6.17%      6.87%       6.86%
--------------------------------------------------------------------------------
Class A adjusted              -5.27%     3.86%     5.64%      6.59%       6.62%
--------------------------------------------------------------------------------
Class C                        -         -         -          -          -4.23%
--------------------------------------------------------------------------------
Class C adjusted               -         -         -          -          -6.08%
--------------------------------------------------------------------------------
Class Y *                     -2.66%     4.84%     6.23%      6.90%       6.89%
--------------------------------------------------------------------------------
Lehman Muni Bond              -0.70%     5.58%     6.77%      7.38%       7.38%
--------------------------------------------------------------------------------
Lipper General Municipal      -3.07%     4.43%     5.77%      6.72%       7.02%
--------------------------------------------------------------------------------

Past performance of the fund is not indicative of future performance.

The performance presented is that of a predecessor fund, Piper Tax-Exempt Fund, which merged with First American Tax Free Fund on 7/31/98.

The inception date of the Class A shares is 7/11/88, the inception date of the Class C shares is 2/1/99, and the inception date of the Class Y shares is 7/31/98. The 10-year performance reflected in the graph begins on 9/30/89. The performance reflected in the table begins on the inception date of Class A shares.

*The performance presented links the performance of Class A shares from inception on 7/11/88 to 7/31/98 with the performance of Class Y shares after its inception on 8/3/98. The since inception return for Class Y shares from 7/31/98, is 0.08%.

Performance reflects voluntary fee waivers in effect. In absence of such fee waivers, total returns would be reduced.


                                12     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

REPORT OF INDEPENDENT
AUDITORS     SEPTEMBER 30, 1999

     To the Shareholders and Board of Directors
     First American Investment Funds, Inc.

     We have audited the accompanying statements of net assets of the California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Oregon Intermediate Tax Free and Tax Free Funds (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 1998, and the financial highlights for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds of First American Investment Funds, Inc. at September 30, 1999, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP


     Minneapolis, Minnesota
     November 2, 1999


                                13     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 96.4%
REVENUE BONDS -- 46.1%
AUTHORITY -- 3.4%
Orange County Public Financing Authority,
    Waste Management (AMBAC) (AMT)
    4.700%, 12/01/05                            $500       $     502
San Jose Financing Authority, Convention
    Center Project, Series C (MLO)
    5.750%, 09/01/01                             250             258
San Francisco Bay Area Transportation
    Financing Authority (ACA)
    5.500%, 08/01/05                             690             713
                                                           ----------
                                                               1,473
                                                           ----------
BUILDING -- 1.6%
California State Public Works, Department
    of Corrections, Series A (AMBAC) (MLO)
    6.000%, 01/01/06                             545             589
Inglewood Public Financing
    Authority (AMBAC)
    5.900%, 05/01/01                             100             103
                                                           ----------
                                                                 692
                                                           ----------
EDUCATION -- 6.0%
California State Educational Facilities
    Authority, Occidental College Project,
    Callable 10/01/07 @ 102 (MBIA)
    5.300%, 10/01/10                             500             514
California State Educational Facilities
    Authority, Pooled College & University
    Projects, Series A
    4.850%, 12/01/01                             500             509
California State Public Works Board,
    Community Colleges (MLO)
    5.250%, 03/01/08                             450             463
California State Public Works Board, Leasing
    Regents University of California
    5.250%, 12/01/08                             850             882
California State Public Works Board,
    Various University Projects
    5.000%, 06/01/03                             150             155
California State Public Works Board,
    Various University Projects
    5.900%, 10/01/01                             100             104
                                                           ----------
                                                               2,627
                                                           ----------
HEALTHCARE -- 3.6%
California State Health Facilities Authority,
    Callable 08/01/08 @100
    5.375%, 08/01/09                             250             254
John C. Fremont Hospital District,
    Health Facility (CMI)
    6.000%, 06/01/04                             300             314
Marysville Hospital, Series A,
    Callable 01/01/09 @ 102 (AMBAC)
    5.000%, 01/01/10                             500             498
Palomar Pomerado, Health Systems (MBIA)
    4.600%, 11/01/08                             500             491
                                                           ----------
                                                               1,557
                                                           ----------

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
HOUSING -- 7.8%
California State Housing Finance Agency,
    Series A (MBIA)
    5.000%, 08/01/03                          $  180        $    182
California State Housing Finance Agency,
    Series E (MBIA)
    5.850%, 08/01/04                             150             154
California State Housing Finance Agency,
    Series G, Callable 08/01/04 @ 102
    6.550%, 02/01/05                             150             155
California Statewide Community
    Development Authority, Archstone
    Communities Trust,
    Mandatory Put @ 100
    5.300%, 06/01/08 (A)                         500             493
California Statewide Community
    Development Authority, Archstone
    Seascape, Mandatory Put @ 100
    5.250%, 06/01/08                             500             491
California Statewide Community
    Development Authority, Evans
    Withycombe, Mandatory Put @ 100
    5.200%, 06/15/09 (A)                         500             485
Los Angeles Earthquake Rehabilitation,
    Series C, Callable 01/01/00 @ 100
    (AMT) (FNMA)
    4.850%, 07/01/02                             300             300
Redondo Beach Redevelopment Agency,
    Residential Mortgages, Series A (FNMA)
    5.150%, 06/01/03                              60              60
Sacramento County Multifamily Housing,
    Fairways I Apartments,
    Mandatory Put @ 100 (FNMA)
    5.875%, 02/01/03 (A)                          85              85
Sacramento County Multifamily Housing,
    Parcwood Apartments,
    Mandatory Put @ 100 (CGLI)
    4.800%, 09/01/02 (A)                       1,000           1,001
                                                           ----------
                                                               3,406
                                                           ----------
PARK DISTRICT -- 3.0%
Los Angeles County Public Works
    Financing Authority, Regional Park &
    Open Space District, Series A,
    Callable 10/01/07 @ 101
    5.000%, 10/01/19                             265             242
Los Angeles County Public Works
    Financing Authority, Regional Park &
    Open Space District, Series A,
    Escrowed to Maturity
    5.500%, 10/01/02                             500             520
    5.625%, 10/01/03                             500             527
                                                           ----------
                                                               1,289
                                                           ----------
SANITATION DISTRICT -- 1.2%
Los Angeles Municipal Improvement
    Corporation Sanitation Equipment
    (FSA) (MLO)
    6.000%, 02/01/07                             500             542
                                                           ----------


                                14     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
SCHOOL DISTRICT -- 3.6%
Golden West Schools Financing
    Authority, Series A (MBIA)
    5.700%, 02/01/13                            $720       $     753
    5.750%, 02/01/14                             770             803
                                                           ----------
                                                               1,556
                                                           ----------
TRANSPORTATION -- 2.5%
San Francisco Airport Commission,
    Second Series (AMT) (FGIC)
    5.400%, 05/01/06                             500             520
San Joaquin Hills Transportation Corridor
    Agency, Zero Coupon Bond (MBIA)
    4.700%, 01/15/05 (B)                         705             555
                                                           ----------
                                                               1,075
                                                           ----------
UTILITIES -- 13.4%
Anaheim Electric
    4.800%, 10/01/02                             500             510
Anaheim Public Financing Authority,
    Mandatory Put @ 100 (AMBAC)
    4.625%, 10/01/05 (A)                         500             500
Burbank Public Service Department
    (AMBAC)
    6.100%, 06/01/01                             200             207
California State Department of Water,
    Central Valley Project,
    Callable 12/01/05 @ 101
    5.000%, 12/01/12                             500             493
California State Department of Water,
    Central Valley Project,
    Pre-refunded @ 101
    5.300%, 06/01/06 (C)                         750             790
California State Resource Efficiency
    Finance Authority, First Resource
    Efficiency Project (AMBAC)
    5.200%, 07/01/02                             500             517
Contra Costa Water District, Series G (MBIA)
    5.400%, 10/01/03                             500             524
Escondido Civic Center Project,
    Escrowed to Maturity (AMBAC) (MLO)
    5.800%, 09/01/04                             100             107
Inland Empire Solid Waste Financing
    Authority, Landfill Improvements
    Project, Series B (AMT) (FSA) (MLO)
    5.750%, 02/01/04                             500             527
Los Angeles Department of Water & Power,
    Callable 04/15/02 @ 102
    6.100%, 04/15/03                             250             266
Metropolitan Water District Southern
    California, Series B,
    Callable 07/01/06 @ 102 (MBIA)
    4.875%, 07/01/10                             500             496
    5.000%, 07/01/14                             500             482
Northern California Transmission Agency,
    Cal-Ore Project (MBIA)
    6.000%, 05/01/02                             100             105
Redding Joint Powers Finance Authority,
    Waste Water Project,
    Callable 12/01/02 @ 102 (FGIC)
    5.600%, 12/01/03                             100             106

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
South County Regional Waste Water
    Authority (AMBAC)
    5.600%, 08/01/02                            $100       $     104
Turlock Irrigation District, Series A,
    Callable 07/01/02 @ 102 (MBIA)
    6.000%, 01/01/04                             100             106
                                                           ----------
                                                               5,840
                                                           ----------

TOTAL REVENUE BONDS                                           20,057
                                                           ----------
GENERAL OBLIGATIONS -- 24.1%
Alisal Unified School District, Series C,
    Zero Coupon Bond (FGIC)
    5.050%, 08/01/08 (B)                         860             559
California State (AMBAC)
    6.300%, 11/01/02                             300             320
California State, Housing & Homeless (AMT)
    5.750%, 10/01/01                             300             311
Fontana School District (MBIA)
    5.550%, 07/01/04                             500             529
Fresno Unified School District (MBIA)
    6.050%, 08/01/11                             500             547
Golden West Schools Financing Authority,
    Zero Coupon Bond (MBIA)
    5.000%, 02/01/12 (B)                         535             277
Industry, Callable 07/01/02 @ 100.25 (FGIC)
    5.800%, 07/01/04                             100             104
La Canada Unified School District (FGIC)
    5.100%, 08/01/03                             400             414
Los Angeles County Public Works
    Financing Authority, Capital Construction,
    Callable 03/01/03 @ 102
    4.800%, 03/01/04                             400             408
Los Angeles School District,
    Callable 07/01/08 @ 102 (FGIC)
    4.900%, 07/01/09                             300             301
Los Angeles, Series A,
    Callable 09/01/04 @ 102 (MBIA)
    5.800%, 09/01/07                             250             272
Martinez County School District,
    Callable 08/01/00 @ 102
    5.750%, 08/01/05                             150             154
Mt. Diablo Unified School District,
    Community Facilities Project,
    Callable 08/01/02 @ 102 (AMBAC)
    5.800%, 08/01/03                             100             106
Natomas Unified School District (MBIA)
    5.850%, 03/01/15                             500             526
Oxnard School District (MBIA)
    5.000%, 08/01/05                             600             620
Pomona Unified School District,
    Callable 08/01/01 @ 103 (MBIA)
    6.150%, 08/01/15                             500             536
Pomona Unified School District,
    Series A (MBIA)
    5.450%, 02/01/06                             250             263
    5.500%, 08/01/06                             250             265
Puerto Rico Commonwealth (MBIA)
    6.250%, 07/01/08                             500             552
Rio Linda School District,
    Callable 08/01/08 @ 100 (FSA)
    5.000%, 08/01/09                             500             506


                                15     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Roseville High School District,
    Callable 08/01/00 @ 102
    5.750%, 08/01/02                            $100       $     103
San Francisco Fire Department Facility
    Project, Series C (FGIC)
    7.000%, 06/15/03                             300             329
San Francisco Library Facilities Project,
    Series D, Callable 06/15/00 @ 102
    5.700%, 06/15/01                             250             258
San Francisco Library Facilities Project,
    Series D, Pre-refunded @ 102
    5.800%, 06/15/00 (C)                         250             259
San Francisco, Public Improvements,
    Series B, Pre-refunded @ 100
    6.700%, 12/15/00 (C)                         200             207
South Pasadena Unified School District,
    Zero Coupon Bond (FGIC)
    4.900%, 11/01/12 (B)                         740             368
Sulphur Springs Unified
    School District, Series B
    5.400%, 03/01/02                             500             516
Walnut Valley School District,
    Series A (MBIA)
    6.800%, 02/01/07                             250             283
    6.850%, 08/01/07                             250             285
West Covina Redevelopment Agency,
    Community Facilities District, Special Tax
    5.125%, 09/01/05                             300             307
                                                           ----------
                                                              10,485
                                                           ----------
CERTIFICATES OF PARTICIPATION -- 18.6%
Bakersfield Convention Center Project
    (MBIA) (MLO)
    5.500%, 04/01/10                             250             258
California Statewide Community
    Development Authority, Community
    Hospital of Monterey Peninsula,
    Callable 08/18/08 @ 101 (MBIA)
    5.250%, 08/15/09                             500             512
California Statewide Community
    Development Authority,
    Internext Group Project
    4.000%, 04/01/01                             700             698
California Statewide Community
    Development Authority, Series A,
    Callable 08/01/03 @ 102 (CMI)
    5.200%, 08/01/04                             200             206
Grossmont, Unified High School District,
    Callable 09/01/08 @102 (FSA)
    5.400%, 09/01/13                             300             303
Kern County Board of Education,
    Callable 05/01/08 @ 102 (MBIA) (MLO)
    5.200%, 05/01/12                             905             899
    5.250%, 05/01/13                             350             346
Modesto Water Utility System
    Refinancing Project (FGIC)
    5.000%, 10/01/05                             740             765
Oceanside Water System (AMBAC)
    5.100%, 08/01/02                             500             516
Orange County Juvenile Justice
    Center Facility (AMBAC) (MLO)
    5.750%, 06/01/01                             100             103

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Paradise Unified School District,
    Measure M Project, Series A,
    Callable 09/01/05 @ 102
    (AMBAC) (MLO)
    5.250%, 09/01/07                            $300       $     313
Rancho Mirage Joint Powers
    Finance Authority, Eisenhower
    Medical Center, Series A,
    Callable 07/01/07 @ 102 (MBIA)
    5.125%, 07/01/08                             500             510
Riverside County Public Financing
    Authority, Air Force Village West
    5.125%, 05/15/05                             525             516
San Diego County Water Authority,
    Callable 05/01/08 @ 101
    5.000%, 05/01/13                             505             491
San Diego County Water Authority, Series A
    5.250%, 05/01/06                             500             521
San Mateo County Board of Education,
    Callable 05/01/08 @ 101 (MLO)
    4.600%, 05/01/12                             505             462
Tulare County Financing Project,
    Series A (MBIA) (MLO)
    5.600%, 11/15/02                             100             104
University of California, Various
    Capital Projects, Series B,
    Callable 09/01/01 @ 102
    (MBIA) (MLO)
    5.350%, 09/01/02 (D)                         300             311
West Covina Civic Center Project,
    (FSA) (MLO)
    5.250%, 09/01/07                             250             261
                                                           ----------
                                                               8,095
                                                           ----------
TAX REVENUE -- 7.6%
Inglewood Redevelopment Agency,
    Tax Allocation (AMBAC)
    5.250%, 05/01/13                             450             447
Los Angeles County Transportation
    Commission, Series B (FGIC)
    5.875%, 07/01/02                             250             262
    6.000%, 07/01/04                             250             269
Montebello Community Redevelopment
    Agency, Tax Allocation (FSA)
    4.750%, 09/01/07                             270             273
Orange County Transportation Authority,
    Callable 02/15/02 @ 102
    5.700%, 02/15/03                             900             945
Santa Ana Community Redevelopment
    Agency, Tax Allocation, Series A,
    Pre-refunded @ 102
    6.500%, 12/15/00 (C)                         840             884
William S. Hart Joint School Financing
    Authority, Special Tax,
    Callable 09/01/05 @ 102 (FSA)
    6.100%, 09/01/06                             200             219
                                                           ----------
                                                               3,299
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $41,440)                                            41,936
                                                           ----------


                                16     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

CALIFORNIA INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                   SHARES      VALUE (000)
---------------------------------------------------------------------
MONEY MARKET FUND -- 2.3%
Provident California Tax Free
    Money Market                           1,015,172       $   1,015
                                                           ----------
TOTAL MONEY MARKET FUND
    (Cost $1,015)                                              1,015
                                                           ----------
TOTAL INVESTMENTS -- 98.7%
    (Cost $42,455)                                            42,951
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.3%                        560
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 206,390 outstanding shares                        2,048
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 4,192,155 outstanding shares                     41,011
Undistributed net investment income                               19
Accumulated net realized loss on investments                     (63)
Net unrealized appreciation of investments                       496
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $  43,511
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $    9.89

Maximum sales charge of 2.50%  (E)                              0.25
                                                           ----------
Offering price per share--Class A                          $   10.14
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $    9.89
                                                           ----------

(A) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at time of purchase.

(C) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CGLI--Connecticut General Life Insurance
CMI--California Mortgage Insurance Program
FGIC--Financial Guaranty Insurance Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 96.5%
GENERAL OBLIGATIONS -- 42.8%
Adams & Arapahoe Counties Joint
    School District #28-J,
    Callable 12/01/06 @ 102 (FGIC) (STAID)
    5.750%, 12/01/07                          $1,000       $   1,062
Adams County School District #12,
    Callable 12/15/03 @ 100 (FGIC)
    6.200%, 12/15/08                             455             483
Arapahoe County School District #6,
    Littleton, Callable 12/01/06 @ 102
    (STAID)
    5.125%, 12/01/09                           1,000           1,013
    5.250%, 12/01/10                           1,000           1,015
Boulder Valley School District #RE-2,
    Pre-refunded @ 101 (STAID)
    5.950%, 12/01/04 (A)                       1,000           1,071
Brighton, Callable 12/01/01 @ 101 (MBIA)
    6.350%, 12/01/05                              95             100
Colorado Springs, Callable 09/01/03 @ 100
    5.000%, 09/01/06                             500             505
Douglas & Elbert Counties,
    School District #1,
    Pre-refunded @ 101 (MBIA) (STAID)
    6.400%, 12/15/04 (A)                       1,000           1,094
Eagle, Garfield & Routt Counties,
    School District #50-J,
    Callable 12/01/04 @ 102 (FGIC) (STAID)
    6.125%, 12/01/09                           1,290           1,405
El Paso County School District #2,
    Harrison (STAID)
    7.050%, 12/01/04                           1,000           1,115
El Paso County School District #3,
    Widefield, Zero Coupon Bond (MBIA)
    4.700%, 12/15/09 (B)                         500             292
El Paso County School District #20,
    Series A (STAID)
    6.100%, 12/15/05                             500             539
El Paso County School District #49,
    Falcon, Series A (FSA) (STAID)
    6.000%, 12/01/09                           1,000           1,064
Elbert County School District C-1 Elizabeth,
    Callable 12/01/09 @ 100 (STAID)
    4.400%, 12/01/11                           1,000             909
Fort Collins, Callable 12/01/02 @ 101
    6.400%, 12/01/09                             575             613
Garfield, Pitkin, & Eagle Counties,
    School District #1 (MBIA)
    6.000%, 12/15/04                           1,000           1,069
Jefferson County School District #R-1,
    Pre-refunded @ 101 (AMBAC) (STAID)
    5.900%, 12/15/02 (A)                       1,045           1,104
La Plata County School District #9-R,
    Durango, Callable 11/01/02 @ 101
    (FGIC) (STAID)
    6.200%, 11/01/05                             165             175
La Plata County School District #9-R,
    Durango, Pre-refunded @ 101 (FGIC)
    6.200%, 11/01/02 (A)                         835             888
Larimer County School District #R-1,
    Poudre (STAID)
    5.400%, 12/15/04                             750             779
    5.500%, 12/15/07                             500             523


                                17     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Larimer County School District #R-1,
    Poudre, Pre-refunded @ 101 (MBIA)
    6.150%, 12/15/02 (A)                      $1,000       $   1,064
Larimer, Weld & Boulder Counties,
    School District #R-2, Thompson,
    Callable 12/15/04 @ 100 (STAID)
    5.900%, 12/15/06                           1,000           1,054
Metex Metropolitan District, Series A (MBIA)
    5.000%, 12/01/03                             500             512
South Suburban Park & Recreation District,
    Zero Coupon Bond (MBIA)
    6.000%, 12/15/01 (B)                       1,000             910
Stonegate Village Metropolitan District,
    Pre-refunded @ 100 (FGIC)
    6.300%, 12/01/02 (A)                         500             529
Summit County School District #R-1,
    Pre-refunded @ 100
    6.450%, 12/01/04 (A)                       1,250           1,360
Thornton (FGIC)
    5.600%, 12/01/02                           1,000           1,039
Thornton, Callable 12/01/02 @ 101 (FGIC)
    5.650%, 12/01/03                           1,000           1,046
Weld County School District #6, Greeley,
    Callable 12/01/07 @ 101 (STAID)
    5.000%, 12/01/08                           1,000           1,007
Westglenn Metropolitan District,
    Callable 12/01/09 @ 100
    6.000%, 12/01/14                           1,220           1,198
                                                           ----------
                                                              26,537
                                                           ----------
REVENUE BONDS -- 32.5%
BUILDING -- 1.7%
Jefferson County, Metropolitan Y.M.C.A.
    Project, Callable 08/01/04 @ 100
    7.500%, 08/01/08                           1,000           1,043
                                                           ----------
EDUCATION -- 4.1%
Aurora Community College Project
    (MLO) (CLE)
    5.750%, 10/15/04                             500             521
Colorado Springs, The Colorado College Project
    4.750%, 06/01/07                             500             498
    4.850%, 06/01/08                             280             279
Colorado State Board of Agriculture,
    Fort Lewis College Project (FGIC)
    6.000%, 10/01/02                             250             262
University of Northern Colorado,
    Auxiliary Facility System,
    Callable 06/01/07 @ 100 (MBIA)
    5.600%, 06/01/24                           1,000             984
                                                           ----------
                                                               2,544
                                                           ----------
HEALTHCARE -- 10.4%
Colorado Springs Memorial Hospital,
    Callable 12/15/05 @ 102 (MBIA)
    6.000%, 12/15/15                             500             512
Colorado State Health Facilities Authority,
    Catholic Health Initiatives
    Project, Series A
    5.500%, 12/01/06                           1,000           1,041

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Colorado State Health Facilities Authority,
    National Jewish Medical & Research
    Center, Callable 01/01/08 @ 101
    5.375%, 01/01/16                          $1,000       $     896
    5.375%, 01/01/23                           1,000             867
Colorado State Health Facilities Authority,
    Sisters of Charity (MBIA)
    5.500%, 12/01/07                           1,000           1,037
Colorado State Health Facilities Authority,
    Steamboat Springs Health Project
    4.500%, 09/15/03                             400             389
    4.600%, 09/15/04                             405             391
La Junta Hospital, Arkansas Valley
    Medical Center Project
    5.200%, 04/01/06                             300             293
    5.300%, 04/01/07                             320             311
    5.400%, 04/01/08                             335             325
    5.500%, 04/01/09                             355             344
                                                           ----------
                                                               6,406
                                                           ----------
HOUSING -- 1.4%
Colorado State Housing Finance Authority,
    Multifamily Housing, Series A (FHA)
    5.125%, 10/01/03                             430             433
Colorado State Housing Finance Authority,
    Single Family Mortgages, Series B-1 (AMT)
    5.875%, 06/01/11                             445             450
                                                           ----------
                                                                 883
                                                           ----------
INDUSTRIAL DEVELOPMENT -- 0.4%
Jefferson County Industrial
    Development Authority,
    May Department Stores
    6.625%, 09/01/01                             250             258
                                                           ----------
POLLUTION CONTROL -- 1.7%
Moffat County Pollution Control (AMBAC)
    5.500%, 11/01/05                           1,000           1,046
                                                           ----------
RECREATIONAL AUTHORITY -- 3.7%
Denver, Helen G. Bonfils Foundation,
    Callable 12/01/07 @ 100
    5.125%, 12/01/17                           1,000             931
Metropolitan Football Stadium District,
    Series A, Zero Coupon Bond (MBIA)
    4.880%, 01/01/07 (B)                       2,000           1,389
                                                           ----------
                                                               2,320
                                                           ----------
TRANSPORTATION -- 1.9%
Arapahoe County, Highway Improvement
    Trust Fund, Pre-refunded @ 103
    7.000%, 08/31/05 (A)                       1,000           1,144
                                                           ----------
UTILITIES -- 7.2%
Colorado Springs Utilities,
    Callable 11/15/01 @ 102
    6.625%, 11/15/04                           1,000           1,064
    6.500%, 11/15/15                           1,495           1,582
Colorado State Water Resource & Power
    Development Authority (AMBAC)
    5.500%, 09/01/04                             500             522


                                18     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

COLORADO INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Colorado State Water Resource & Power
    Development Authority,
    Callable 09/01/02 @ 101 (FSA)
    5.900%, 09/01/03                         $   250       $     263
Westminster Water & Wastewater
    Utility Enterprise,
    Callable 10/01/04 @ 100 (AMBAC)
    5.800%, 12/01/05                           1,000           1,055
                                                           ----------
                                                               4,486
                                                           ----------

TOTAL REVENUE BONDS                                           20,130
                                                           ----------
CERTIFICATES OF PARTICIPATION -- 10.5%
Adams County, Lease Purchase,
    Callable 12/01/09 @ 100 (AMBAC)
    5.200%, 12/01/12                             825             815
Aurora, Callable 12/01/04 @ 101 (MLO)
    6.000%, 12/01/06                           1,000           1,015
Englewood Civic Center Project,
    Callable 12/01/08 @ 100 (MBIA) (MLO)
    4.900%, 06/01/13                             585             544
Regional Transportation District,
    Transit Vehicles Project, Series A
    (AMBAC) (MLO)
    4.200%, 06/01/09                           1,300           1,203
Regional Transportation District,
    Transit Vehicles Project, Series A,
    Callable 06/01/09 @ 101 (AMBAC)
    5.000%, 06/01/10                           1,000             989
Westminster Recreation Facilities
    (MBIA) (MLO)
    4.450%, 12/01/08                             945             900
Westminster Recreation Facilities,
    Callable 09/01/09 @ 101 (MBIA)
    5.200%, 09/01/10                           1,000           1,005
                                                           ----------
                                                               6,471
                                                           ----------
TAX REVENUE -- 10.7%
Boulder County Sales & Use Tax (FGIC)
    5.750%, 12/15/05                           1,000           1,061
Denver City & County Excise Tax,
    Series A (FSA)
    5.250%, 09/01/09                           1,000           1,019
Metropolitan Football Stadium District,
    Series B, Zero Coupon Bond (MBIA)
    4.970%, 01/01/06 (B)                       1,500           1,100
Pueblo Urban Renewal Authority,
    Callable 12/01/03 @ 101 (AMBAC)
    5.800%, 12/01/09                             840             877
Regional Transportation District
    5.750%, 11/01/01                           1,500           1,549
Westminster Sales & Use Tax, Series A,
    Callable 12/01/07 @ 101 (FGIC)
    5.250%, 12/01/11                             500             502
Westminster Sales & Use Tax, Series B (FGIC)
    6.250%, 12/01/05                             500             543
                                                           ----------
                                                               6,651
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $58,888)                                            59,789
                                                           ----------

COLORADO INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                   SHARES      VALUE (000)
---------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 1.7%
First American Tax Free Obligations
    Fund (C)                               1,056,792       $   1,057
                                                           ----------
TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,057)                                              1,057
                                                           ----------
TOTAL INVESTMENTS -- 98.2%
    (Cost $59,945)                                            60,846
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.8%                      1,123
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 458,708 outstanding shares                        4,760
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 5,560,788 outstanding shares                     56,368
Undistributed net investment income                                9
Accumulated net realized loss on investments                     (69)
Net unrealized appreciation of investments                       901
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $  61,969
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $   10.32

Maximum sales charge of 2.50% (D)                               0.26
                                                           ----------
Offering price per share--Class A                          $   10.58
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $   10.29
                                                           ----------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at time of purchase.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CLE--Connie Lee
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
STAID--State Aid Withholding

The accompanying notes are an integral part of the financial statements.


                                19     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
ALABAMA -- 1.5%
Alabama State Docks Department
    (RB) (MBIA)
    5.250%, 10/01/10                          $3,000       $   3,027
Jefferson County Sewer, Series A
    (RB) (FGIC)
    5.375%, 02/01/06                           1,500           1,550
Montgomery, Baptist Health
    Special Care (RB) (MBIA)
    4.000%, 11/15/03                           1,640           1,603
    4.100%, 11/15/05                             500             480
                                                           ----------
                                                               6,660
                                                           ----------
ALASKA -- 3.1%
Alaska State Housing Finance
    Corporation (RB)
    5.900%, 12/01/04                             700             736
Alaska State Housing Finance
    Corporation (RB) (MBIA)
    4.950%, 12/01/02                             745             750
    5.350%, 06/01/06                             745             754
Alaska State Housing Finance Corporation,
    Callable 06/01/04 @ 102 (RB)
    5.400%, 12/01/23                           3,000           2,815
Alaska State Housing Finance Corporation,
    Callable 12/01/05 @ 102 (RB) (MBIA)
    5.400%, 12/01/08                           2,000           2,009
Alaska State Industrial Development &
    Export Authority,
    Callable 04/01/03 @ 102 (RB)
    5.950%, 04/01/06                             895             918
Alaska State International Airports,
    Series A (RB) (AMT) (AMBAC)
    4.250%, 10/01/06                           2,000           1,903
Anchorage (GO) (FGIC)
    6.000%, 10/01/06                           2,250           2,408
Anchorage, Electric Utility (RB) (MBIA)
    5.500%, 12/01/02                             700             724
Anchorage, Port & Terminal Facilities
    (RB) (MBIA)
    6.000%, 02/01/01                             990           1,013
                                                           ----------
                                                              14,030
                                                           ----------
ARIZONA -- 4.8%
Arizona State Transportation Board,
    Highway Project,
    Pre-refunded @ 101 (RB)
    6.900%, 07/01/00 (A)                         300             310
Maricopa County School District #4,
    Mesa (GO) (FSA)
    5.250%, 07/01/04                           4,000           4,120
Maricopa County School District #11,
    Peoria, Series A,
    Callable 07/01/07 @ 101
    (GO) (AMBAC)
    5.000%, 07/01/10                           3,000           2,978
Maricopa County School District #69,
    Paradise Valley (GO) (MBIA)
    5.300%, 07/01/11                           1,000           1,009

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Maricopa County School District #80,
    Chandler, Series D (GO) (AMBAC)
    4.600%, 07/01/05                          $4,000       $   3,989
Maricopa County School District #97,
    Deer Valley, Series D,
    Callable 07/01/07 @ 100 (GO) (FGIC)
    4.900%, 07/01/10                           4,500           4,409
Phoenix, Callable 07/01/07 @ 102 (GO)
    5.000%, 07/01/09                           1,300           1,300
Phoenix, Series A (GO)
    5.550%, 07/01/09                           1,000           1,042
Pima County (GO)
    6.000%, 07/01/02                             800             835
Tempe Unified School District #213,
    Series C (GO) (MBIA)
    4.000%, 07/01/12                           2,060           1,779
                                                           ----------
                                                              21,771
                                                           ----------
CALIFORNIA -- 2.7%
Azusa Redevelopment Agency,
    Single Family Mortgages, Series A,
    Escrowed To Maturity (RB) (FNMA)
    6.400%, 10/01/02                           1,000           1,065
Bakersfield Convention Center
    Expansion Project,
    Callable 04/01/07 @ 101
    (COP) (MLO) (MBIA)
    5.400%, 04/01/09                           1,000           1,032
California Health Facilities Authority
    (RB) (CMI)
    7.250%, 10/01/99                             500             500
Mountain View Los Altos School District,
    Series B, Callable 05/01/07 @ 102 (GO)
    6.500%, 05/01/17                           3,000           3,180
Orange County Transportation Authority,
    Callable 02/15/02 @ 102 (RB)
    5.700%, 02/15/03                             200             210
    5.750%, 02/15/04                           1,000           1,053
Rio Linda Unified School District,
    Callable 08/01/08 @ 100 (GO) (FSA)
    5.200%, 08/01/11                           1,000           1,010
San Jose Airport,
    Callable 03/01/03 @ 102
    (RB) (MBIA)
    6.100%, 03/01/06                           1,000           1,069
Tri-City Hospital District,
    Series B (RB) (MBIA)
    5.750%, 02/15/03                           2,870           3,010
                                                           ----------
                                                              12,129
                                                           ----------
COLORADO -- 2.4%
Boulder, Larimer, & Weld Counties
    School District #R-1, Vrain Valley,
    Callable 12/15/04 @ 100 (GO) (MBIA)
    5.600%, 12/15/05                           1,000           1,038
Colorado State Health Facilities Authority,
    Zero Coupon Bond,
    Escrowed to Maturity (RB)
    5.500%, 07/15/20 (B)                      10,000           2,759


                                20     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Colorado State Housing Finance Authority,
    Series A-2, Callable 05/01/06 @ 105 (RB)
    7.150%, 11/01/14                          $1,310       $   1,421
Colorado State Housing Finance Authority,
    Single Family Mortgages,
    Callable 08/01/00 @ 101 (RB) (FHA/VA)
    7.400%, 08/01/09                             235             240
Greenwood Metropolitan District,
    Arapahoe County,
    Callable 12/01/02 @ 100
    (RB) (FSA)
    7.300%, 12/01/06                           2,000           2,167
Greenwood South Metropolitan District,
    Arapahoe County,
    Callable 12/01/02 @ 100 (RB) (MBIA)
    7.250%, 12/01/06                           1,500           1,623
Jefferson County,
    Callable 12/01/04 @ 100
    (COP) (MLO) (MBIA)
    6.650%, 12/01/08                             500             540
University of Colorado,
    Callable 10/15/99 @ 100 (RB)
    7.625%, 06/01/06                              25              25
Westminster Water & Waste Water
    Utility Improvements,
    Callable 12/01/04 @ 100 (RB) (AMBAC)
    6.000%, 12/01/09                           1,000           1,060
                                                           ----------
                                                              10,873
                                                           ----------
CONNECTICUT -- 0.9%
Connecticut State Special Tax Obligation,
    Transportation Infrastructure,
    Series A, Callable 09/01/03 @ 102 (GO)
    5.125%, 09/01/05                           4,000           4,101
                                                           ----------
DELAWARE -- 1.1%
Delaware State (GO)
    6.250%, 04/01/02                           1,000           1,047
Delaware State,
    Callable 04/01/01 @ 102 (GO)
    6.350%, 04/01/03                           1,000           1,048
Delaware Transportation Authority,
    Callable 07/01/00 @ 100 (RB)
    7.500%, 07/01/02                           1,000           1,010
New Castle County,
    Callable 10/01/03 @ 102 (GO)
    5.300%, 10/01/05                           2,000           2,068
                                                           ----------
                                                               5,173
                                                           ----------
DISTRICT OF COLUMBIA -- 0.1%
District of Columbia,
    Callable 06/01/00 @ 102 (GO) (MBIA)
    6.300%, 06/01/01                             425             438
District of Columbia, Series A,
    Pre-refunded @ 102 (GO)
    6.300%, 06/01/00 (A)                          75              78
                                                           ----------
                                                                 516
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
FLORIDA -- 2.0%
Clearwater Housing Authority, Affordable
    Housing Acquisition Program (RB) (FSA)
    4.950%, 06/01/07                          $4,000       $   3,987
Jacksonville Health Facilities Authority,
    Charity Obligation Group, Series C (RB)
    4.625%, 08/15/05                           2,000           1,993
Lee County Industrial Development
    Authority, Shell Point Village Health
    Project, Series A (RB)
    5.500%, 11/15/08                           1,000             989
Leon County (RB) (AMBAC)
    5.250%, 10/01/07                           2,005           2,063
                                                           ----------
                                                               9,032
                                                           ----------
HAWAII -- 1.4%
Hawaii County, Series A,
    Pre-refunded @ 101 (RB) (FGIC)
    7.100%, 06/01/00 (A)                       1,000           1,032
Hawaii State, Series BX (GO)
    5.750%, 03/01/00                           1,000           1,008
Hawaii State, Series CO (GO) (FGIC)
    6.000%, 03/01/05                           3,000           3,185
Honolulu, Waste Water Systems,
    Zero Coupon Bond (RB) (FGIC)
    4.950%, 07/01/14 (B)                       2,500           1,077
                                                           ----------
                                                               6,302
                                                           ----------
IDAHO -- 1.3%
Ada & Canyon Counties,
    Joint School District #2 (GO)
    5.500%, 07/30/13                           1,115           1,130
Ada & Canyon Counties, Joint School
    District #2, Pre-refunded @ 101 (GO)
    5.500%, 07/30/05 (A)                       1,000           1,050
    5.500%, 07/30/05 (A)                       1,000           1,050
Boise State University Refunding &
    Improvements, Callable 04/01/08 @ 101
    (RB) (FSA)
    5.000%, 04/01/12                           1,225           1,190
Idaho State Health Facilities Authority,
    Hospital Health Systems (RB) (MBIA)
    5.000%, 12/01/09                           1,555           1,543
                                                           ----------
                                                               5,963
                                                           ----------
ILLINOIS -- 10.0%
Chicago Water, Zero Coupon Bond
    (RB) (FGIC)
    6.780%, 11/01/08 (B)                       5,150           3,207
    7.120%, 11/01/09 (B)                       6,450           3,787
    7.560%, 11/01/10 (B)                       3,980           2,193
Chicago, O' Hare Airport Project,
    Series B (RB) (AMT)
    5.200%, 04/01/11                           1,000             930
Chicago, Public Commerce Building,
    Series C (GO) (FGIC)
    5.500%, 02/01/06                           1,000           1,034
Chicago, Series A (GO) (FGIC)
    5.250%, 01/01/11                           3,975           3,981


                                21     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Chicago, Single Family Mortgages,
    Series A, Callable 03/01/06 @ 103
    (RB) (AMT) (GNMA/FNMA/FHLMC)
    5.250%, 03/01/13                          $  270       $     267
Cook County (RB) (MBIA)
    7.250%, 11/01/07                           2,000           2,302
De Kalb, Single Family Mortgages,
    Series A (RB) (AMT) (GNMA)
    7.000%, 12/01/01                             305             311
Greenville Educational Facilities,
    Greenville College Project (RB)
    4.750%, 06/01/07                           1,105           1,034
Illinois State (GO)
    5.000%, 06/01/03                           1,000           1,018
Illinois State Educational Facilities Authority,
    Northwestern University,
    Mandatory Put @ 100 (RB)
    4.950%, 11/01/08 (C)                       2,050           2,025
Illinois State Educational Facilities Authority,
    The Art Institute of Chicago,
    Mandatory Put @ 100 (RB)
    4.700%, 03/01/06 (C)                       4,500           4,436
Illinios State Health Facilities Authority,
    Alexian Brothers Health System
    (RB) (FSA)
    5.000%, 01/01/06                           2,000           2,009
Illinois State Sales Tax, Series S (RB)
    5.000%, 06/15/09                           2,500           2,483
    5.100%, 06/15/10                           2,000           1,992
Illinois State, Callable 06/01/09 @ 101
    (GO) (FGIC)
    5.375%, 06/01/10                           2,000           2,032
Melrose Park Water,
    Callable 07/01/08 @ 100 (RB) (MBIA)
    4.700%, 07/01/09                           1,725           1,654
Metropolitan Pier & Exposition Authority,
    McCormick Place Expansion Project,
    Series A, Callable 12/15/09 @ 101
    (RB) (FGIC)
    5.550%, 12/15/11                           1,000           1,023
Metropolitan Pier & Exposition Authority,
    McCormick Place Expansion Project,
    Zero Coupon Bond (RB) (FGIC)
    5.050%, 06/15/15 (B)                      10,000           4,049
Will County Community School
    District #161, Summit Hill,
    Zero Coupon Bond (GO) (FGIC)
    5.250%, 01/01/11 (B)                       2,260           1,227
Winnebago County School District #122,
    Harlem-Loves Park, Zero Coupon
    Bond (GO) (FSA)
    5.090%, 01/01/09 (B)                       1,990           1,226
    5.200%, 01/01/17 (B)                       3,000           1,095
                                                           ----------
                                                              45,315
                                                           ----------
INDIANA -- 0.3%
Indiana State Housing Finance Authority,
    Callable 07/01/05 @ 102 (RB)
    6.150%, 07/01/17                           1,285           1,308
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
IOWA -- 0.8%
Salix Pollution Control, Interstate Power
    Company, Mandatory Put @ 100 (RB)
    4.200%, 01/01/04 (C)                      $3,700       $   3,700
                                                           ----------
KANSAS -- 1.3%
Kansas State Development Finance
    Authority (RB) (MBIA)
    5.000%, 11/15/01                           2,270           2,307
Sedgwick County School District #267
    (GO) (AMBAC)
    5.250%, 11/01/12                           1,045           1,042
Sedgwick & Shawnee Counties,
    Single Family Mortgages,
    Series A-2 (RB) (GNMA)
    6.700%, 06/01/29                           2,260           2,383
                                                           ----------
                                                               5,732
                                                           ----------
LOUISIANA -- 0.6%
Jefferson County, Mandatory Put @ 100
    (GO) (FGIC)
    6.150%, 09/01/03 (C)                       2,500           2,632
                                                           ----------
MAINE -- 0.2%
Maine State Housing Authority, Series A,
    Callable 02/01/04 @ 102 (RB)
    5.650%, 11/15/20                           1,000             965
                                                           ----------
MARYLAND -- 0.9%
Maryland State & Local Facilities Project,
    Series Z, Callable 06/01/06 @ 100 (GO)
    5.400%, 06/01/07                           1,000           1,034
Montgomery County,
    Callable 04/01/06 @ 102 (GO)
    5.125%, 04/01/08                           3,000           3,055
                                                           ----------
                                                               4,089
                                                           ----------
MASSACHUSETTS -- 2.8%
Massachusetts Bay Transportation
    Authority (GO) (RB)
    6.250%, 03/01/12                           1,875           2,039
Massachusetts State, Series C (GO)
    5.250%, 09/01/06                           3,000           3,086
    5.250%, 08/01/08                           2,000           2,042
Massachusetts State Health & Educational
    Facilities Authority, Partners
    Healthcare System, Series A (RB) (MBIA)
    5.100%, 07/01/10                           3,000           2,975
Massachusetts State Housing Finance
    Agency (RB)
    5.350%, 12/01/02                             495             501
    6.300%, 10/01/13                           1,000           1,038
Massachusetts State Water Pollution
    Control Abatement Trust (RB)
    5.000%, 02/01/02                           1,000           1,017
                                                           ----------
                                                              12,698
                                                           ----------


                                22     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MICHIGAN -- 3.5%
Dexter Community Schools,
    Callable 05/01/08 @ 100 (GO) (FGIC)
    4.700%, 05/01/09                          $2,500       $   2,432
Jackson County Hospital Finance Authority,
    Series A (RB) (AMBAC)
    5.000%, 06/01/09                           1,000             980
Michigan State Building Authority,
    Callable 10/01/06 @ 102 (RB) (AMBAC)
    5.050%, 10/01/09                             585             585
Michigan State Housing Development
    Authority, Callable 07/15/04 @ 102
    (RB) (FNMA)
    5.125%, 07/15/08                           1,980           1,982
Oakland University,
    Callable 05/15/07 @ 100
    (RB) (MBIA)
    5.600%, 05/15/10                           1,000           1,029
Walled Lake Consolidated School District,
    Callable 05/01/07 @ 100 (GO) (MBIA)
    5.300%, 05/01/08                           2,000           2,039
Wayne Charter County Airport,
    Callable 12/01/08 @ 101 (RB)
    (AMT) (MBIA)
    5.250%, 12/01/09                           5,000           4,992
West Ottawa Public School District,
    Callable 05/01/07 @ 100 (GO) (FGIC)
    5.250%, 05/01/09                           1,780           1,803
                                                           ----------
                                                              15,842
                                                           ----------
MINNESOTA -- 3.1%
Anoka County, Resource Recovery,
    Northern States Power (RB)
    4.350%, 12/01/04                           2,200           2,182
Bloomington Port Authority, Mall of
    America Project, Series A,
    Callable 02/01/04 @ 100 (RB) (FSA)
    5.450%, 02/01/09                             965             978
Dakota County Housing & Redevelopment
    Authority (RB) (MLO)
    4.650%, 02/01/00                           1,000           1,003
Minneapolis & St. Paul Housing &
    Redevelopment Authority,
    Pre-refunded @ 102 (RB) (MBIA)
    7.400%, 08/15/00 (A)                         600             630
Minneapolis & St. Paul, Metairports
    Commission, Series B,
    Callable 01/01/08 @ 101
    (RB) (AMT) (AMBAC)
    5.375%, 01/01/10                           3,000           3,029
Minneapolis, Hennepin Avenue Project,
    Series C (GO)
    6.200%, 03/01/02                             800             835
Northern Minnesota Municipal Power
    Agency, Series A,
    Pre-refunded @ 102 (RB) (AMBAC)
    5.700%, 01/01/03 (A)                       2,500           2,644

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
St. Paul Housing & Redevelopment Authority,
    Callable 08/01/06 @ 102.5
    (RB) (AMBAC)
    6.450%, 02/01/08                          $1,240       $   1,353
    6.450%, 08/01/08                           1,275           1,397
                                                           ----------
                                                              14,051
                                                           ----------
MISSOURI -- 1.2%
Kansas City School District (RB) (MLO) (FGIC)
    6.300%, 02/01/00                           1,000           1,008
Kansas City School District,
    Callable 02/01/01 @ 102
    (RB) (MLO) (FGIC)
    6.400%, 02/01/02                           2,000           2,091
The 210 Highway Transportation
    Development District, Series A
    (RB) (MERC)
    4.800%, 07/15/06                           2,375           2,341
                                                           ----------
                                                               5,440
                                                           ----------
NEBRASKA -- 7.5%
Buffalo County Hospital Authority #1,
    Escrowed To Maturity (RB)
    6.375%, 11/01/03                             120             125
Douglas County Hospital Authority #1
    (RB) (AMBAC)
    4.600%, 09/01/04                           1,255           1,256
    4.800%, 09/01/08                           1,500           1,473
    4.900%, 09/01/09                           1,500           1,471
Douglas County Hospital Authority #2,
    Pre-refunded @ 102 (RB)
    7.250%, 11/01/01 (A)                       5,000           5,390
Douglas County School District #17,
    Millard, Series A,
    Callable 05/16/00 @ 101 (GO) (MBIA)
    5.050%, 05/15/01                             750             754
Douglas County School District #17, Millard,
    Series B (GO) (MBIA)
    5.000%, 05/15/00                             500             504
Lincoln Electric System, Series A (RB)
    5.000%, 09/01/00                             500             506
Lincoln Waterworks Revenue (RB)
    4.900%, 08/15/03                           1,000           1,018
Municipal Energy Agency of Nebraska,
    Series A (RB) (AMBAC)
    5.450%, 04/01/02                             750             771
Municipal Energy Agency of Nebraska,
    Series A, Callable 04/01/02 @ 102
    (RB) (AMBAC)
    5.600%, 04/01/03                             750             779
Nebraska Educational Finance Authority,
    Concordia University Project,
    Callable 12/15/08 @ 100 (RB)
    5.250%, 12/15/15                           2,270           2,058
Nebraska Educational Finance Authority,
    Creighton University Project,
    Callable 01/01/06 @ 101 (RB) (AMBAC)
    5.600%, 01/01/07                           2,500           2,610


                                23     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Nebraska Investment Finance Authority,
    Catholic Health Initiatives, Series A,
    Callable 12/01/07 @ 101 (RB)
    5.000%, 12/01/09                          $3,000       $   2,927
Nebraska Investment Finance Authority,
    Nebraska Methodist (RB) (MBIA)
    6.750%, 03/01/01                           2,000           2,071
Nebraska Public Power District,
    Electric Systems, Series A (RB)
    5.500%, 01/01/01                             500             509
Nebraska Public Power District,
    Nuclear Facilities,
    Callable 01/01/03 @ 102 (RB) (MBIA)
    5.200%, 07/01/00                           1,000           1,011
Nebraska Public Power District, Power
    Supply Systems, Series A (RB) (MBIA)
    6.000%, 01/01/04                           1,385           1,466
Nebraska Public Power District,
    Power Supply Systems, Series B,
    Pre-refunded @ 100 (RB) (MBIA)
    4.900%, 01/01/03 (A)                       1,500           1,520
Omaha Northwest Library Facilities
    Corporation, Callable 08/15/07 @ 102
    (RB) (MLO)
    5.250%, 08/15/12                           2,475           2,418
Omaha, Pre-refunded @ 102 (GO)
    5.900%, 09/01/01 (A)                         500             525
Omaha Public Power District, Series B (RB)
    5.000%, 02/01/03                           1,000           1,018
Omaha Sewer Systems (RB)
    5.200%, 01/15/02                           1,000           1,020
Ravenna Industrial Development,
    Cargill Project (RB)
    5.000%, 09/01/00                             810             817
                                                           ----------
                                                              34,017
                                                           ----------
NEVADA -- 0.5%
Clark County School District, Building &
    Renovation, Series B,
    Callable 06/15/07 @ 101 (GO) (FGIC)
    5.750%, 06/15/08                           1,000           1,053
Washoe County School District,
    Callable 08/01/02 @ 101 (GO) (MBIA)
    5.700%, 08/01/03                           1,000           1,042
                                                           ----------
                                                               2,095
                                                           ----------
NEW JERSEY -- 2.0%
New Jersey State (GO)
    5.000%, 07/15/01                           2,000           2,031
    5.900%, 08/01/02                           1,000           1,044
New Jersey State Transportation Trust
    Fund Authority, Series A (RB)
    5.500%, 06/15/08 (D)                       2,000           2,077
New Jersey State Transportation Trust
    Fund Authority, Series B (RB) (MBIA)
    5.000%, 06/15/04                           2,830           2,885
New Jersey State Turnpike Authority,
    Series A, Callable 01/01/01 @ 102
    (RB) (AMBAC)
    6.750%, 01/01/08                           1,000           1,047
                                                           ----------
                                                               9,084
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
NEW MEXICO -- 0.1%
Farmington Utility Systems,
    Escrowed to Maturity (RB)
    10.000%, 01/01/02                        $   350       $     375
                                                           ----------
NEW YORK -- 3.2%
Hempstead Town Industrial Development
    Agency, Callable 12/01/06 @ 102 (RB)
    5.000%, 12/01/08                           2,000           2,000
Middletown School District (GO) (FGIC)
    5.000%, 11/01/05                           3,000           3,063
Nassau County, General Improvements,
    Series V (GO) (AMBAC)
    5.150%, 03/01/04                           1,400           1,432
New York City Transitional Finance Authority,
    Series C, Callable 05/01/08 @ 101 (RB)
    4.750%, 05/01/11                           1,605           1,523
New York State Dormitory
    Authority (RB) (FSA)
    4.750%, 07/01/08                           2,425           2,374
New York State Dormitory Authority,
    Manhattan College Project,
    Callable 07/01/02 @ 102 (RB)
    6.100%, 07/01/04                           1,000           1,053
New York State Environmental Facilities
    Corporation, Pollution Control,
    Callable 11/15/04 @102 (RB)
    6.400%, 05/15/06                           1,250           1,365
New York State Municipal Assistance
    Corporation, Series I (RB)
    6.250%, 07/01/05                           1,500           1,617
                                                           ----------
                                                              14,427
                                                           ----------
NORTH DAKOTA -- 0.5%
Grand Forks, United Hospital Obligated
    Group (RB) (MBIA)
    6.000%, 12/01/00                           1,000           1,023
North Dakota State Industrial Commission,
    Lignite Program, Series A (RB)
    5.750%, 11/15/05                           1,000           1,029
North Dakota State Student Loan (RB)
    6.100%, 07/01/01                              25              26
North Dakota State Student Loan,
    Callable 10/15/99 @ 102 (RB) (AMBAC)
    6.900%, 07/01/01                               5               5
                                                           ----------
                                                               2,083
                                                           ----------
OHIO -- 3.7%
Butler County Transportation Improvement
    District, Series A (RB) (FSA)
    5.500%, 04/01/08                           3,000           3,116
Franklin County Health Care, Friendship
    Village, Callable 08/15/08 @ 102 (RB)
    5.250%, 08/15/18                           2,000           1,722
Lorain County Hospital Revenue, Catholic
    Healthcare Partners, Series B,
    Callable 09/01/07 @ 102 (RB) (MBIA)
    5.375%, 09/01/09                           1,000           1,020
Mahoning County Hospital Facilities
    Revenue, Series A (RB) (MBIA)
    4.800%, 11/15/09                           2,145           2,071


                                24     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Ohio State Building Authority,
    Administration Building Fund Project,
    Callable 10/01/08 @ 101 (RB)
    5.250%, 10/01/09                          $3,000       $   3,049
Ohio State Building Authority, Adult
    Correctional Facilities Project
    (RB) (MLO) (MBIA)
    5.500%, 10/01/04                           1,000           1,044
Ohio State Building Authority, Juvenile
    Correctional Facilities Project
    (RB) (MLO) (AMBAC)
    5.900%, 10/01/03                           1,000           1,055
Ohio State Infrastructure Improvement (RB)
    5.500%, 08/01/07                           1,400           1,462
Ohio State Water Development
    Authority (RB) (AMBAC)
    5.250%, 06/01/06                           2,000           2,058
                                                           ----------
                                                              16,597
                                                           ----------
OKLAHOMA -- 1.5%
Oklahoma County Housing Finance Authority,
    Zero Coupon Bond,
    Pre-refunded @ 56.915 (RB)
    5.740%, 03/01/06 (A)(B)                    3,690           1,527
Oklahoma Housing Finance Agency,
    Mandatory Put @ 100 (RB) (FNMA)
    5.500%, 11/01/05 (C)                       3,000           3,066
Tulsa Educational Facilities, Holland Hall
    School Project, Series B,
    Callable 12/01/08 @ 101 (RB)
    4.600%, 12/01/09                           1,195           1,107
Tulsa Metropolitan Utility Authority,
    Callable 09/01/05 @ 102 (RB)
    5.600%, 09/01/06                           1,000           1,048
                                                           ----------
                                                               6,748
                                                           ----------
OREGON -- 2.5%
Lane County School District #19,
    Springfield, Pre-refunded @ 101
    (GO) (MBIA)
    5.900%, 10/15/04 (A)                       1,000           1,070
Polk, Marion & Benton Counties,
    School District #13-J (GO) (FGIC)
    5.500%, 12/01/04                           1,015           1,064
Portland Community College District,
    Series A, Pre-refunded @ 100 (GO)
    6.000%, 07/01/02 (A)                         500             522
Washington County Criminal Justice Facilities,
    Pre-refunded @ 100 (GO)
    5.625%, 12/01/04 (A)                         900             946
Washington County Unified Sewer Agency,
    Pre-refunded @ 100 (RB) (AMBAC)
    6.125%, 10/01/04 (A)                       5,000           5,359
Yamhill County School District #40
    (GO) (FGIC)
    5.375%, 06/01/04                           1,000           1,038
    5.375%, 06/01/05                           1,350           1,403
                                                           ----------
                                                              11,402
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
PENNSYLVANIA -- 2.8%
Erie County Prison Authority,
    Pre-refunded @ 100 (RB) (MLO) (MBIA)
    6.600%, 11/01/01 (A)                      $1,000       $   1,048
    6.700%, 11/01/01 (A)                       1,000           1,050
Governor Mifflin School District,
    Pre-refunded @ 100 (GO) (AMBAC)
    6.500%, 02/01/02 (A)                       2,000           2,098
Northumberland County, Commonwealth
    Lease, Pre-refunded @ 100
    (RB) (MLO) (MBIA)
    6.600%, 10/15/01 (A)                       1,000           1,048
Pennsylvania State (GO) (AMBAC)
    5.125%, 09/15/03                           5,000           5,132
Seneca Valley School District, Series A,
    Callable 07/01/08 @ 100 (GO) (FGIC)
    4.650%, 07/01/09                           2,500           2,411
                                                           ----------
                                                              12,787
                                                           ----------
PUERTO RICO -- 0.6%
Puerto Rico Commonwealth (GO) (MBIA)
    6.000%, 07/01/14                           1,605           1,711
Puerto Rico Electric Power Authority,
    Series A (RB) (MBIA)
    6.000%, 07/01/06                           1,000           1,082
Puerto Rico Housing Finance Corporation,
    Single Family Mortgages (RB) (AMT) (GNMA)
    6.000%, 02/01/02                             110             113
Puerto Rico Housing Finance Corporation,
    Single Family Mortgages (RB) (GNMA)
    5.800%, 10/15/00                              10              10
                                                           ----------
                                                               2,916
                                                           ----------
RHODE ISLAND -- 1.4%
Rhode Island Depositors Economic
    Protection Corporation (RB) (FSA)
    6.250%, 08/01/03                           1,000           1,061
Rhode Island State, Consolidated Capital
    Development, Series B,
    Pre-refunded @ 102 (GO)
    6.125%, 05/15/00 (A)                       5,200           5,379
                                                           ----------
                                                               6,440
                                                           ----------
SOUTH CAROLINA -- 0.9%
Piedmont Municipal Power Agency,
    Electric Revenue (RB) (FGIC)
    6.250%, 01/01/04                           2,350           2,467
South Carolina State Public Service
    Authority, Series A (RB) (MBIA)
    5.500%, 01/01/10                           1,665           1,708
                                                           ----------
                                                               4,175
                                                           ----------
SOUTH DAKOTA -- 0.1%
Sioux Falls (COP) (MLO)
    6.450%, 08/01/01                             500             520
                                                           ----------


                                25     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
TENNESSEE -- 1.5%
Chattanoga Health, Education & Housing
    Facilities Authority, Catholic Health
    Initiatives, Series A (RB)
    5.500%, 12/01/07                          $1,000       $   1,036
Nashville & Davidson Counties Water &
    Sewer (RB) (MBIA)
    6.000%, 01/01/04                           2,000           2,113
Shelby County Health, Educational &
    Housing Facilities Board, Methodist
    Healthcare, Callable 04/01/08 @ 101
    (RB) (MBIA)
    5.500%, 04/01/09                           3,000           3,087
Shelby County Health, Educational &
    Housing Facilities Board, St. Jude's
    Children's Research (RB)
    5.000%, 07/01/09                             500             492
                                                           ----------
                                                               6,728
                                                           ----------
TEXAS -- 5.6%
Abilene Health Facilities Development,
    Sears Methodist Retirement,
    Series A (RB)
    5.100%, 11/15/05                           1,115           1,070
    5.250%, 11/15/06                           1,175           1,125
    5.300%, 11/15/07                           1,000             940
    5.350%, 11/15/08                           1,300           1,228
Austin Electric, Waterworks & Sewer,
    Pre-refunded @ 100 (RB)
    6.600%, 10/01/99 (A)                         365             365
Dallas (GO)
    6.500%, 02/15/03                           3,000           3,193
Dallas County, Pre-refunded @ 100 (GO)
    6.400%, 02/15/01 (A)                         750             771
Galveston County Special Tax Revenue
    (RB) (MBIA)
    6.400%, 02/01/05                             185             190
Galveston County Special Tax Revenue,
    Escrowed to Maturity (RB) (MBIA)
    6.400%, 02/01/05                             315             341
Houston Housing Finance Corporation (RB)
    8.000%, 06/01/14                           2,000           2,047
Irving Independent School District, Series A,
    Zero Coupon Bond (GO) (PSFG)
    5.000%, 02/15/09 (B)                       6,190           3,801
Katy Independent School District,
    Zero Coupon Bond (GO) (PSFG)
    4.730%, 08/15/09 (B)                       1,805           1,080
Lubbock Independent School District,
    Pre-refunded @ 100 (GO) (PSFG)
    6.375%, 08/15/00 (A)                         725             741
Texas A&M University,
    Callable 05/15/09 @ 100 (RB)
    5.100%, 05/15/10                           2,000           1,993
Texas State Correctional Facilities,
    Liberty & Johnson Counties Project,
    Pre-refunded @ 100 (RB) (MBIA)
    6.850%, 09/15/01 (A)                       1,000           1,050
Texas State Public Finance Authority,
    Series A (RB)
    6.500%, 10/01/04                           5,000           5,434
                                                           ----------
                                                              25,369
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
UTAH -- 1.5%
Intermountain Power Agency (RB) (FSA)
    5.250%, 07/01/03                          $1,000       $   1,027
Intermountain Power Agency,
    Callable 11/04/99 @ 101 (RB)
    7.300%, 07/01/00                             500             506
Nebo School District,
    Callable 04/01/01 @ 100
    (GO) (FGIC)
    5.500%, 04/01/04                             500             507
Salt Lake County Municipal Building
    Authority, Series A (RB) (MLO)
    6.000%, 10/01/01                             475             490
    6.000%, 10/01/03                             525             552
Utah State Housing Finance Agency,
    Single Family Mortgages (RB) (FHA) (VA)
    6.350%, 01/01/02                              75              77
    5.650%, 07/01/06                             470             479
    5.950%, 07/01/08                           2,050           2,079
Utah State Housing Finance Agency,
    Single Family Mortgages,
    Callable 07/01/05 @102 (RB) (FHA) (VA)
    6.300%, 01/01/18                           1,015           1,041
                                                           ----------
                                                               6,758
                                                           ----------
VIRGINIA -- 1.6%
Fairfax County, Public Improvements,
    Callable 06/01/05 @ 102 (GO)
    5.000%, 06/01/06                           2,000           2,037
Riverside Regional Jail Authority,
    Callable 07/01/05 @ 102 (RB) (MBIA)
    5.700%, 07/01/08                           2,000           2,095
Virginia State Housing Development
    Authority, Series D (RB)
    6.100%, 01/01/14                           1,110           1,133
Virginia State Housing Development
    Authority, Series H (RB)
    6.200%, 07/01/04                           1,000           1,031
Virginia State Peninsula Regional Jail
    Authority (RB) (MBIA)
    5.300%, 10/01/09                           1,000           1,015
                                                           ----------
                                                               7,311
                                                           ----------
WASHINGTON -- 12.6%
Clark County Public Utility District #1,
    Callable 01/01/01 @ 102 (RB) (FGIC)
    6.100%, 01/01/02                             750             778
Clark County School District #37,
    Vancouver (GO) (FSA)
    5.250%, 12/01/14                           1,515           1,487
Clark County School District #37,
    Vancouver, Callable 12/01/02 @ 100 (GO)
    6.100%, 12/01/04                           1,000           1,046
Conservation & Renewable Energy
    Systems, Washington Conservation
    Project (RB)
    5.650%, 10/01/03                             700             729
Grant County Public Utility District #2 (RB)
    5.750%, 01/01/02                             670             689
Island County School District #206,
    South Widbey, Callable 12/01/04 @ 100
    (GO) (AMBAC)
    5.750%, 12/01/06                             700             730


                                26     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
King County Public Hospital District #4 (RB)
    5.400%, 06/01/00                          $  500       $     505
    5.800%, 12/01/03                             910             940
King County School District #403, Renton,
    Pre-refunded @ 101 (GO)
    6.050%, 12/01/02 (A)                         875             927
King County School District #408, Auburn (GO)
    6.200%, 12/01/02                             515             542
King County School District #415, Kent (GO)
    5.750%, 12/01/01                             950             980
King County School District #415, Kent,
    Pre-refunded @ 100 (GO) (AMBAC)
    6.450%, 06/01/04 (A)                         920             994
King County, Series A,
    Pre-refunded @ 100 (GO)
    6.900%, 12/01/00 (A)                         500             517
King County, Series B,
    Callable 12/01/07 @ 102 (GO)
    5.850%, 12/01/13                           3,000           3,092
Kitsap County School District #401,
    Central Kitsap, Pre-refunded @ 101 (GO)
    6.625%, 12/01/02 (A)                         750             806
Kitsap County School District #402,
    South Kitsap, Continuously
    Callable @ 100 (GO)
    7.400%, 12/01/99                             115             115
Pierce County School District #320,
    Sumner (GO)
    6.000%, 12/01/06                           1,000           1,053
Pierce County School District #401,
    Peninsula, Series A (GO)
    5.950%, 12/01/01                             640             662
Pierce County School District #403, Bethel,
    Callable 12/01/01 @ 100 (GO)
    6.200%, 12/01/02                           1,285           1,330
Pierce County School District #403, Bethel,
    Callable 12/01/02 @ 100 (GO)
    6.350%, 12/01/04                             500             526
Pierce County Sewer Improvements (RB)
    5.000%, 02/01/02                             500             501
Port Seattle Passenger Facility Charge,
    Series B (RB) (AMT) (AMBAC)
    5.000%, 12/01/07                           3,000           2,984
Port Tacoma, Series A (GO)
    6.300%, 06/01/01                             790             816
Snohomish County Housing Authority,
    Callable 04/01/06 @ 100 (RB)
    6.300%, 04/01/16                           1,035           1,065
Snohomish County Public Utilities
    District #1, Callable 05/01/00 @ 100 (GO)
    5.850%, 11/01/17                           1,000           1,000
Snohomish County Public Utilities
    District #1, Series A (GO)
    6.800%, 01/01/05                           2,000           2,102
Snohomish County Public Utilities
    District #1, Series B,
    Pre-refunded @ 102 (GO)
    6.700%, 01/01/01 (A)                       1,000           1,050
Snohomish County School District #2,
    Everett, Callable 12/01/03 @ 102
    (GO) (MBIA)
    6.000%, 12/01/06                             850             907

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Snohomish County School District #2,
    Everett, Pre-refunded @ 102
    (GO) (MBIA)
    6.000%, 12/01/03 (A)                      $  950       $   1,022
Snohomish County School District #2,
    Everett, Series A,
    Callable 06/01/01 @ 100 (GO)
    6.700%, 06/01/02                           1,200           1,242
Snohomish County School District #6,
    Mukilteo (GO)
    6.250%, 12/01/01                             900             937
Snohomish County School District #6,
    Mukilteo, Pre-refunded @ 100 (GO)
    6.800%, 06/01/01 (A)                         900             938
Snohomish County Solid Waste,
    Pre-refunded @ 102 (GO) (MBIA)
    6.800%, 12/01/01 (A)                         650             697
South Columbia Basin (GO)
    5.800%, 12/01/01                             500             516
Spokane County Regional Solid Waste
    Management, Callable 12/01/02 @ 102
    (RB) (AMBAC)
    6.400%, 12/01/03                             800             852
Spokane County School District #81,
    Spokane (GO)
    5.900%, 12/01/02                           1,000           1,047
Spokane County School District #356,
    Central Valley, Zero Coupon Bond
    (GO) (FGIC)
    5.030%, 12/01/14 (B)                       8,690           3,629
Spokane County Sewer,
    Callable 06/01/02 @ 100 (RB)
    6.150%, 06/01/05                           1,470           1,529
Tacoma Electric System,
    Callable 01/01/02 @ 102
    (RB) (AMBAC)
    6.000%, 01/01/06                           1,400           1,468
Tacoma, Series A,
    Callable 07/01/02 @ 100 (GO)
    5.900%, 07/01/03                             600             621
Tacoma Utility, Pre-refunded @ 101
    (RB) (AMBAC)
    6.800%, 12/01/99 (A)                         465             472
Tacoma Utility, Pre-refunded @ 101
    (RB) (MBIA)
    6.200%, 12/01/01 (A)                         575             604
Thurston County School District #111,
    Olympia, Pre-refunded @ 100 (GO)
    6.700%, 12/01/02 (A)                       1,000           1,069
Washington Public Power Supply System,
    Nuclear Project #2,
    Pre-refunded @ 102 (RB)
    7.500%, 01/01/01 (A)                       3,000           3,179
Washington Public Power Supply System,
    Nuclear Project #2, Series A
    (RB) (AMBAC)
    5.700%, 07/01/11                           1,000           1,025
Washington Public Power Supply System,
    Nuclear Project #3, Series B (RB)
    5.250%, 07/01/03                           1,090           1,115


                                27     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                         PAR (000)/SHARES      VALUE (000)
---------------------------------------------------------------------
Washington State (GO)
    6.200%, 09/01/01                          $1,000       $   1,037
    5.300%, 10/01/01                           1,000           1,022
Washington State,
    Callable 04/01/01 @ 102 (COP) (MLO)
    6.800%, 04/01/05                             705             741
Washington State, Hearthstone Project,
    Callable 01/01/05 @ 102 (RB)
    6.000%, 01/01/10                             810             849
Washington State, Series C (GO)
    5.500%, 07/01/14                           2,275           2,291
Washington State, Single Family
    Mortgages (RB) (GNMA/FNMA)
    6.700%, 07/01/02                             170             174
                                                           ----------
                                                              56,949
                                                           ----------
WEST VIRGINIA -- 0.4%
West Virginia State (GO) (FGIC)
    4.400%, 06/01/05                           2,000           1,975
                                                           ----------
WISCONSIN -- 1.8%
Milwaukee County,
    Callable 09/01/02 @ 100 (GO)
    5.550%, 09/01/03                           1,700           1,751
Milwaukee County, Series A,
    Callable 09/01/02 @ 100 (GO)
    5.875%, 09/01/07                             500             518
Mount Pleasant, Callable 10/01/00 @ 100 (GO)
    6.300%, 10/01/03                             735             751
Wisconsin State Health & Education
    Facilities Authority, Aurora Health Care,
    Series A, Callable 02/15/09 @ 101 (RB)
    5.500%, 02/15/20                           1,500           1,343
Wisconsin State Health & Education
    Facilities Authority, Monroe Clinic (RB)
    4.450%, 02/15/06                             925             866
    4.700%, 02/15/09                           1,060             964
Wisconsin State Housing & Economic
    Development Authority, Series A (GO)
    5.000%, 11/01/01                           1,585           1,592
Wisconsin State, Pre-refunded @ 101 (GO)
    6.000%, 05/01/00 (A)                         500             511
                                                           ----------
                                                               8,296
                                                           ----------
WYOMING -- 0.2%
Sweetwater County, Pacific Power & Light
    Project, Pre-refunded @ 100 (RB)
    6.500%, 12/01/01 (A)                         700             703
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $446,259)                                          446,077
                                                           ----------

RELATED PARTY MONEY MARKET FUND -- 0.9%
First American Tax Free Obligations
    Fund (E)                               4,273,799           4,274
                                                           ----------
TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $4,274)                                              4,274
                                                           ----------
TOTAL INVESTMENTS -- 99.4%
    (Cost $450,533)                                          450,351
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%                      2,826
                                                           ----------

INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                               VALUE (000)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 1,025,425 outstanding shares                  $  11,151
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 42,408,435 outstanding shares                   443,104
Undistributed net investment income                               91
Accumulated net realized loss on investments                    (987)
Net unrealized depreciation of investments                      (182)
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $ 453,177
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $   10.45

Maximum sales charge of 2.50%  (F)                              0.27
                                                           ----------
Offering price per share--Class A                          $   10.72
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $   10.43
                                                           ----------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at the time of purchase.

(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(D) At September 30, 1999, the cost of securities purchased on a when issued basis was: New Jersey State Transportation Trust Fund Authority, $2,069,620.

(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(F) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CMI--California Mortgage Insurance
COP--Certificates of Participation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MERC--Mercantile Bank
MLO--Municipal Lease Obligation
PSFG--Permanent School Fund Guaranty
RB--Revenue Bond
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


                                28     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 99.5%
REVENUE BONDS -- 45.8%
AUTHORITY -- 0.5%
Stearns County Housing & Redevelopment
    Authority (FSA) (MLO)
    4.950%, 02/01/09                          $1,540       $   1,523
                                                           ----------
BUILDING -- 1.9%
Olmsted County Housing & Redevelopment
    Authority, Pre-refunded @ 100 (MLO)
    7.000% 02/01/01 (A)                        1,025           1,063
Washington County Housing &
    Redevelopment Authority,
    Jail Facility (MLO)
    5.000%, 02/01/03                           2,755           2,803
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Callable 02/01/03 @ 100 (MBIA) (MLO)
    5.400%, 02/01/08                           1,580           1,601
                                                           ----------
                                                               5,467
                                                           ----------
EDUCATION -- 1.9%
Minnesota State Higher Educational
    Facilities Authority, Augsburg College
    4.500%, 10/01/06                             505             484
    4.850%, 10/01/09                             520             493
Minnesota State Higher Educational
    Facilities Authority, Augsburg College,
    Callable 10/01/09 @ 100
    5.000%, 10/01/11                             500             469
    5.000%, 10/01/12                             500             463
Minnesota State Higher Educational
    Facilities Authority, St. Benedict College,
    Callable 03/01/07 @ 100
    4.875%, 03/01/08                           1,000             963
    5.100%, 03/01/11                           2,885           2,733
                                                           ----------
                                                               5,605
                                                           ----------
HEALTHCARE -- 12.7%
Austin Housing & Redevelopment Authority,
    Gerard Project Health Care Facilities,
    Callable 09/01/09 @ 102
    6.625%, 09/01/19                           1,540           1,509
Cuyuna Range Hospital District, Series A,
    Callable 06/01/07 @ 102
    5.500%, 06/01/10                             435             410
    5.650%, 06/01/12                             940             878
Duluth Economic Development Authority,
    Health Care Facility, Escrowed to
    Maturity (AMBAC)
    6.100%, 11/01/04                             250             268
Duluth Economic Development Authority,
    Health Care Facility,
    Pre-refunded @ 102 (AMBAC)
    6.100%, 11/01/02 (A)                         650             695
Hastings Health Care Facility,
    Callable 09/15/08 @ 100 (ACA)
    5.000%, 09/15/13                             500             453
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Health
    One Obligated Group,
    Pre-refunded @ 102 (MBIA)
    7.300%, 08/15/00 (A)                       1,000           1,049
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Healthspan,
    Series A, Callable 11/15/03 @ 102
    (AMBAC)
    5.000%, 11/15/07                           2,000           2,011
    5.000%, 11/15/13                           2,000           1,895

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Minneapolis Health Care Facilities Authority,
    Fairview Hospital & Healthcare,
    Callable 11/15/03 @ 102 (MBIA)
    5.100%, 11/15/05                          $1,000       $   1,022
Minnesota State Agricultural & Economic
    Development Board, Benedictine
    Health, Series A (MBIA)
    5.000%, 02/15/10                           3,815           3,781
Minnesota State Agricultural & Economic
    Development Board, Benedictine Health,
    Series A, Callable 02/15/10 @ 101 (MBIA)
    5.250%, 02/15/11                           1,000           1,004
Minnesota State Agricultural & Economic
    Development Board, Fairview Hospital
    Project, Series A,
    Callable 11/15/07 @ 102 (MBIA)
    5.400%, 11/15/08                           1,000           1,024
    5.500%, 11/15/17                           1,500           1,465
    5.750%, 11/15/26                           1,000             986
New Hope Housing & Health Care
    Facilities, Masonic Home North Ridge
    5.000%, 03/01/04                             330             322
    5.100%, 03/01/05                             550             535
    5.200%, 03/01/06                             645             625
    5.300%, 03/01/07                             685             661
New Hope Housing & Health Care Facilities,
    Masonic Home North Ridge,
    Callable 03/01/09 @ 102
    5.500%, 03/01/10                             500             476
Plymouth Health Facilities,
    Callable 06/01/04 @ 102 (CGIC) (FSA)
    6.200%, 06/01/11                           1,360           1,454
Robbinsdale, North Memorial Medical
    Center, Series A (AMBAC)
    5.100%, 05/15/03                           1,000           1,021
Robbinsdale, North Memorial Medical
    Center, Series B (AMBAC)
    5.000%, 05/15/02                           1,250           1,271
    5.100%, 05/15/03                           1,000           1,021
Rochester, St. Mary's Hospital,
    Escrowed to Maturity
    5.750%, 10/01/07                           2,460           2,549
St. Cloud Hospital Facilities,
    Series A (AMBAC)
    5.500%, 07/01/06                           1,000           1,044
St. Louis Park Health Care Facilities,
    Callable 07/01/03 @ 102 (AMBAC)
    4.600%, 07/01/05                           6,000           5,931
St. Paul Housing & Redevelopment
    Authority, Health Care Facility,
    Regions Hospital Project
    5.000%, 05/15/06                           1,000             975
    5.000%, 05/15/08                           1,195           1,144
                                                           ----------
                                                              37,479
                                                           ----------
HOUSING -- 8.2%
Coon Rapids Multifamily Housing,
    Woodland North Apartments,
    Callable 12/01/03 @ 100 (FHA)
    5.625%, 12/01/09                             415             420
Coon Rapids Single Family Housing,
    Callable 09/01/04 @ 102
    5.900%, 09/01/06                             570             577


                                29     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Dakota County Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 04/01/04 @ 102 (AMT) (FNMA)
    6.250%, 10/01/04                           $ 655       $     667
Dakota County Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 04/01/05 @ 102
    (AMT) (FNMA) (GNMA)
    6.000%, 10/01/14                             595             593
Dakota County Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 10/01/07 @ 101.5
    (AMT) (GNMA)
    5.125%, 10/01/20                           1,353           1,319
Dakota County Housing & Redevelopment
    Authority, South St. Paul,
    Callable 09/01/00 @ 101
    (FHA/GNMA/VA)
    7.250%, 03/01/06                             265             267
Dakota, Washington & Stearns Counties
    Housing & Redevelopment Authority,
    Single Family Mortgages,
    Callable 03/01/04 @ 102
    (AMT) (FNMA)
    6.000%, 09/01/04                             240             244
    6.500%, 09/01/10                             335             344
Minneapolis & St. Paul Housing Finance
    Board, Single Family Mortgages,
    Series A, Callable 06/01/00 @ 101
    (AMT) (FHA) (GNMA) (VA)
    7.875%, 12/01/12                             185             187
Minneapolis & St. Paul Housing Finance
    Board, Single Family Mortgages,
    Series A, Continuously Callable @ 100
    7.700%, 08/01/00                              85              86
Minneapolis Mortgage Revenue, Zero
    Coupon Bond,
    Callable 10/01/05 @ 100
    7.100%, 10/01/12 (B)                       2,950           1,274
Minnesota State Housing Finance Agency,
    Rental Housing, Series D (MBIA)
    5.050%, 08/01/03                             810             815
    5.150%, 08/01/04                             790             797
Minnesota State Housing Finance Agency,
    Rental Housing, Series D,
    Callable 02/01/05 @ 102 (MBIA)
    5.450%, 08/01/07                           2,450           2,487
Minnesota State Housing Finance Agency,
    Single Family Mortgages, Series C,
    Callable 01/01/01 @ 102 (FHA) (VA)
    6.600%, 07/01/02                             375             388
Minnesota State Housing Finance Agency,
    Single Family Mortgages,
    Series D (AMBAC)
    4.500%, 07/01/01                           1,815           1,816
Minnesota State Housing Finance Agency,
    Single Family Mortgages, Series D,
    Callable 01/01/04 @ 102 (AMBAC)
    4.800%, 07/01/04                           3,085           3,070
Moorhead Economic Development
    Authority, Eventide Senior Housing,
    Series B, Callable 06/01/04 @ 102
    5.750%, 06/01/16                           1,360           1,266
Puerto Rico Housing Finance Agency,
    Single Family Mortgages,
    Series B (GNMA)
    6.800%, 10/15/99                              60              60

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
South St. Paul Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 09/01/05 @ 100 (FNMA)
    5.100%, 09/01/07                          $  925       $     925
St. Louis Park Housing & Redevelopment
    Authority, Single Family Mortgages,
    Callable 04/20/03 @ 100 (GNMA)
    6.500%, 10/20/03                             165             170
St. Paul Housing & Redevelopment
    Authority, Downtown & Seventh Place
    Project, Escrowed to Maturity,
    Callable 09/01/03 @ 101 (AMBAC)
    5.200%, 09/01/04                           4,000           4,109
St. Paul Housing & Redevelopment
    Authority, Downtown & Seventh Place
    Project, Escrowed to Maturity,
    Callable 09/01/04 @ 100 (AMBAC)
    5.350%, 09/01/07                           1,500           1,534
Vadnais Heights, Single Family Mortgages
    5.500%, 11/01/04                             530             539
    6.000%, 11/01/09                             305             308
                                                           ----------
                                                              24,262
                                                           ----------
INDUSTRIAL DEVELOPMENT -- 0.7%
Pipestone Industrial Development,
    Cargill Project
    5.000%, 09/01/00                           1,890           1,909
St. Paul Port Authority, Industrial
    Development, Escrowed To Maturity
    8.250%, 11/01/99                             115             115
                                                           ----------
                                                               2,024
                                                           ----------
MISCELLANEOUS -- 0.7%
St. Paul Housing and Redevelopment Authority,
    St. Paul Heart and Lung Center,
    Mandatory Put @ 100 (NBM)
    4.700%, 12/01/00 (C)                       2,075           2,087
                                                           ----------
POLLUTION CONTROL -- 2.3%
Bass Brook Power & Light, Pollution Control
    6.875%, 12/01/02                           2,000           2,024
Minnesota State Public Facilities Authority,
    Water Pollution Control, Series A,
    Callable 03/01/08 @ 100
    4.500%, 03/01/10                           5,000           4,752
                                                           ----------
                                                               6,776
                                                           ----------
TRANSPORTATION -- 2.0%
Minneapolis & St. Paul Metairports
    Commission (AMT) (AMBAC)
    5.500%, 01/01/07                           2,140           2,211
Minneapolis & St. Paul Metairports
    Commission, Callable 01/01/08 @ 101
    (AMT) (AMBAC)
    5.500%, 01/01/09                           2,500           2,564
Minneapolis & St. Paul Metairports
    Commission, Series B,
    Callable 01/01/09 @ 101 (AMT) (FGIC)
    5.625%, 01/01/14                           1,000           1,001
                                                           ----------
                                                               5,776
                                                           ----------


                                30     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
UTILITIES -- 14.9%
Anoka County Resource Recovery,
    Northern States Power
    4.400%, 12/01/05                          $2,300       $   2,266
Minnesota State Public Facilities Authority,
    Drinking Water, Series B,
    Callable 03/01/09 @ 100
    5.125%, 03/01/19                           2,000           1,866
Minnesota State Public Facilities Authority,
    Water Pollution Control, Series B,
    Callable 03/01/01 @ 102
    6.350%, 03/01/03                             500             523
Northern Minnesota Municipal Power
    Agency, Electric Systems (FSA)
    5.500%, 01/01/07                           3,000           3,118
Northern Minnesota Municipal Power
    Agency, Electric Systems,
    Series A (AMBAC)
    5.500%, 01/01/03                           2,500           2,582
Northern Minnesota Municipal Power
    Agency, Electric Systems, Series A,
    Pre-refunded @ 102 (AMBAC)
    5.600%, 01/01/03 (A)                       1,900           2,004
    5.900%, 01/01/03 (A)                       1,800           1,914
Southern Minnesota Municipal Power
    Agency, Series A (AMBAC)
    5.000%, 01/01/11                           1,270           1,247
Southern Minnesota Municipal Power
    Agency, Series A (FGIC)
    5.300%, 01/01/01                           1,275           1,294
Southern Minnesota Municipal Power
    Agency, Series A,
    Callable 01/01/03 @ 102 (FGIC)
    5.000%, 01/01/06                           2,500           2,531
Southern Minnesota Municipal Power Agency,
    Series A, Zero Coupon Bond (MBIA)
    6.180%, 01/01/20 (B)                       3,500           1,074
    5.960%, 01/01/21 (B)                       5,000           1,438
Southern Minnesota Municipal Power
    Agency, Series B (MBIA)
    4.850%, 01/01/07                           1,875           1,877
Southern Minnesota Municipal Power
    Agency, Series B, Escrowed To Maturity
    5.300%, 01/01/01                           1,000           1,014
St. Paul Sewer,
    Callable 06/01/03 @ 100 (AMBAC)
    5.350%, 12/01/04                           3,000           3,085
    5.450%, 12/01/05                           5,000           5,137
Western Minnesota Municipal Power Agency,
    Callable 01/01/03 @ 100 (AMBAC)
    6.500%, 01/01/04                           1,980           2,069
Western Minnesota Municipal Power Agency,
    Callable 01/01/06 @ 102 (AMBAC)
    5.500%, 01/01/11                           5,000           5,099
Western Minnesota Municipal Power
    Agency, Series A,
    Callable 01/01/06 @ 102 (AMBAC)
    5.500%, 01/01/13                           2,000           2,014
Western Minnesota Municipal Power
    Agency, Series B (AMBAC)
    6.000%, 01/01/03                           1,500           1,572
                                                           ----------
                                                              43,724
                                                           ----------

TOTAL REVENUE BONDS                                          134,723
                                                           ----------

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
GENERAL OBLIGATIONS -- 42.2%
Anoka County
    5.550%, 02/01/05                          $2,000       $   2,040
Anoka County Capital Improvements,
    Series B
    4.550%, 01/01/11                           1,960           1,831
Anoka-Hennepin School District #11,
    Callable 02/01/03 @ 100 (FGIC)
    4.875%, 02/01/07                           3,300           3,305
Becker Tax Increment, Series D,
    Callable 08/01/04 @ 100 (AMT) (MBIA)
    6.000%, 08/01/07                           3,955           4,045
Bloomington Independent School
    District #271 (MSDCEP)
    5.250%, 02/01/09                           1,500           1,528
Bloomington Independent School
    District #271, Callable 02/01/10 @ 100
    (MSDCEP)
    5.250%, 02/01/11                           1,000           1,005
Bloomington Port Authority,
    Pre-refunded @ 100
    6.000%, 03/01/00 (A)                       1,800           1,817
Burnsville Independent School
    District #191 (MSDCEP)
    5.000%, 02/01/08                           1,355           1,361
Burnsville Independent School District #191,
    Callable 02/01/08 @ 100 (MSDCEP)
    5.000%, 02/01/09                           1,225           1,224
Chaska Independent School District #112,
    Series A (MSDCEP)
    4.600%, 02/01/07                           1,835           1,806
    4.800%, 02/01/10                           2,220           2,144
Dakota County Capital Improvements,
    Series C
    4.750%, 02/01/09 (D)                       1,000             978
    4.850%, 02/01/10 (D)                       1,000             975
Dakota County Housing & Redevelopment
    Authority (MLO)
    4.950%, 02/01/02                           1,000           1,015
Eden Prairie Water & Sewer, Series A,
    Zero Coupon Bond
    4.700%, 12/01/06 (B)                       2,090           1,472
Faribault Independent School
    District #656 (FSA)
    4.625%, 06/01/07                           1,525           1,507
Forest Lake Independent School
    District #831, Callable 02/01/08 @ 100
    5.000%, 02/01/09                           1,500           1,500
Fridley School District #14,
    Callable 02/01/05 @ 100 (FSA)
    5.350%, 02/01/26                           5,000           4,717
Hastings Independent School District #200,
    Series A, Callable 02/01/08 @ 100
    5.000%, 02/01/10                           1,625           1,613
Hastings Independent School District #200,
    Series A, Callable 02/01/08 @ 100
    (MSDCEP)
    5.000%, 02/01/11                           1,095           1,078
Hopkins Independent School
    District #270, Series A,
    Callable 02/01/03 @ 100 (MBIA)
    4.800%, 02/01/05                           1,000           1,005
Lakeville Independent School District #194,
    Callable 02/01/09 @ 100
    5.000%, 02/01/16                           2,500           2,328


                                31     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Lakeville Independent School District #194,
    Series A, Callable 02/01/08 @ 100
    (MSDCEP)
    5.125%, 02/01/22                          $6,000       $   5,603
Mankato Independent School District #77,
    Series A, Callable 02/01/04 @ 100 (FSA)
    5.100%, 02/01/07                           1,000           1,010
Minneapolis, Series B,
    Callable 09/01/05 @ 100
    5.050%, 03/01/06                           6,000           6,110
Minneapolis, Series B
    5.000%, 12/01/06                           1,955           1,991
Minneapolis, Series C,
    Pre-refunded @ 100
    6.250%, 03/01/02 (A)                       1,000           1,045
    6.350%, 03/01/02 (A)                       1,200           1,257
Minneapolis, Series C,
    Callable 04/01/02 @ 102
    6.150%, 10/01/05                           2,400           2,541
Minneapolis & St. Paul Metairports
    Commission, Series 8,
    Callable 01/01/02 @ 100 (AMT)
    6.100%, 01/01/03                           1,500           1,555
    6.350%, 01/01/04                           2,500           2,597
Minneapolis & St. Paul Metairports
    Commission, Series 10,
    Callable 01/01/03 @ 100
    5.000%, 01/01/05                           1,000           1,012
Minnesota State, Callable 08/01/07 @ 100
    4.800%, 08/01/11                           2,710           2,620
    4.850%, 08/01/12                           4,920           4,724
Minnesota State, Pre-refunded @ 100
    5.750%, 08/01/02 (A)                       5,000           5,196
North Branch Independent School
    District #138, Callable 02/01/05 @ 100
    (FGIC)
    5.400%, 02/01/09                           1,000           1,023
Olmsted County Resource Recovery,
    Series A, Callable 02/01/02 @ 100
    5.800%, 02/01/04                           1,850           1,900
Osseo Independent School District #279,
    Callable 02/01/03 @ 100 (FGIC)
    5.400%, 02/01/05                           2,525           2,585
Princeton Independent School District #477,
    Callable 02/01/07 @ 100 (FSA)
    5.125%, 02/01/24                           2,000           1,818
Red Wing Independent School District #256,
    Callable 02/01/08 @ 100 (MSDCEP)
    5.000%, 02/01/10                           2,015           1,997
Red Wing Independent School District #256,
    Series A, Callable 02/01/03 @ 100
    5.250%, 02/01/05                           1,010           1,029
Richfield Independent School
    District #280 (FGIC)
    4.550%, 02/01/03                           5,930           5,930
Rochester Independent School
    District #535, Series A,
    Callable 02/01/00 @ 100
    5.600%, 02/01/03                           1,500           1,509
Rosemount Independent School
    District #196, Series A,
    Callable 06/01/04 @ 100
    5.625%, 06/01/07                           1,400           1,450

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Rosemount Independent School
    District #196, Series A,
    Callable 06/01/08 @ 100 (MSDCEP)
    4.375%, 06/01/10                          $1,930       $   1,796
Savage, Series A (FGIC)
    5.200%, 02/01/05                           1,000           1,027
Savage, Series A,
    Callable 02/01/06 @ 100 (FGIC)
    5.350%, 02/01/07                           1,000           1,029
    5.500%, 02/01/08                           1,000           1,031
St. Cloud Law Enforcement Center,
    Callable 02/01/01 @ 100 (MLO)
    5.750%, 02/01/02                           1,000           1,019
St. Cloud, Series A
    6.000%, 08/01/02                           1,000           1,038
St. Cloud, Series B,
    Callable 08/01/08 @ 100 (FGIC)
    5.000%, 08/01/09                           1,780           1,781
St. Louis Park Independent School
    District #283, Callable 02/01/01 @ 100
    5.900%, 02/01/04                           1,000           1,021
St. Paul, Callable 02/01/01 @ 100
    5.250%, 02/01/03                           1,500           1,517
St. Paul Independent School District #625,
    Callable 02/01/04 @ 100
    5.800%, 02/01/07                           1,000           1,038
St. Paul Independent School District #625,
    Series C (MLO)
    5.850%, 02/01/07                           1,000           1,043
Stillwater Independent School
    District #834,
    Callable 02/01/02 @ 100 (FGIC)
    5.200%, 02/01/03                           2,500           2,544
Stillwater Independent School District #834,
    Callable 02/01/09 @100 (MSDCEP)
    4.750%, 02/01/11                           2,140           2,048
Virgin Islands Special Tax,
    Pre-refunded @102
    7.750%, 10/01/01 (A)                         330             352
Washington County, Raymie Johnson
    Apartments, Series C (FGIC)
    6.000%, 01/01/10                           1,340           1,400
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Escrowed To Maturity (MLO)
    6.500%, 02/01/01                           1,000           1,031
Washington County Housing &
    Redevelopment Authority, Jail Facility,
    Pre-refunded @ 100 (MLO)
    6.800%, 02/01/02 (A)                       1,500           1,584
West St. Paul Independent School
    District #197, Zero Coupon Bond (MBIA)
    5.900%, 02/01/05 (B)                       2,000           1,558
Willmar Independent School District #347,
    Series A (MSDCEP)
    4.950%, 02/01/06                           1,000           1,012
Willmar Independent School District #347,
    Series A, Callable 02/01/06 @ 100
    (MSDCEP)
    5.150%, 02/01/09                           1,610           1,623
Willmar Independent School District #347,
    Series C, Pre-refunded @ 100 (AMBAC)
    6.150%, 02/01/02 (A)                       1,000           1,038
                                                           ----------
                                                             124,326
                                                           ----------


                                32     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
TAX REVENUE -- 7.7%
Bloomington Port Authority, Mall of
    America Project, Series A (FSA)
    5.000%, 02/01/01                          $1,090       $   1,103
    5.000%, 02/01/02                           1,585           1,611
    4.800%, 02/01/08                           1,000             991
    4.900%, 02/01/09                           1,000             990
Bloomington Port Authority, Mall of
    America Project, Series A,
    Callable 02/01/04 @ 100 (FSA)
    5.450%, 02/01/09                           2,405           2,437
Minneapolis Community Development
    Agency (MBIA)
    7.000%, 03/01/01                           2,000           2,078
Minneapolis Community Development
    Agency, Zero Coupon Bond (MBIA)
    6.240%, 03/01/02 (B)                       5,000           4,497
St. Paul Housing & Redevelopment Authority,
    Civic Center Project
    4.700%, 11/01/02                           1,420           1,433
St. Paul Housing & Redevelopment Authority,
    Tax Increment Revenue (AMBAC)
    6.250%, 08/01/05                           1,110           1,191
St. Paul Housing & Redevelopment Authority,
    Tax Increment Revenue,
    Callable 08/01/06 @ 102.5 (AMBAC)
    6.400%, 02/01/07                           1,195           1,297
    6.400%, 08/01/07                           1,205           1,314
    6.500%, 02/01/09                           1,315           1,437
St. Paul Port Authority, Energy Park,
    Tax Increment (FSA)
    5.000%, 02/01/08                           2,100           2,103
                                                           ----------
                                                              22,482
                                                           ----------
CERTIFICATES OF PARTICIPATION -- 3.8%
Hennepin County Lease Revenue (MLO)
    4.650%, 11/15/08                           1,275           1,246
Hennepin County Lease Revenue,
    Callable 11/15/08 @ 100 (MLO)
    5.375%, 11/15/09                           2,280           2,335
Minneapolis Special School District #1,
    Series A (MLO)
    4.375%, 02/01/07                           1,000             968
Minneapolis Special School District #1,
    Series A, Callable 02/01/06 @ 100
    (MBIA) (MLO)
    5.900%, 02/01/11                           2,150           2,249
Minneapolis Special School District #1,
    Series B, Callable 02/01/03 @ 100
    (AMBAC) (MLO)
    5.400%, 02/01/04                           2,000           2,055
    5.500%, 02/01/05                           2,000           2,053
St. Paul Science Museum,
    Escrowed to Maturity
    7.500%, 12/15/01                             390             406
                                                           ----------
                                                              11,312
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $291,173)                                          292,843
                                                           ----------

MINNESOTA INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                   SHARES      VALUE (000)
---------------------------------------------------------------------
MONEY MARKET FUND -- 0.2%
Federated Minnesota Municipal
    Cash Trust                               544,990       $     545
                                                           ----------
TOTAL MONEY MARKET FUND
    (Cost $545)                                                  545
                                                           ----------
TOTAL INVESTMENTS -- 99.7%
    (Cost $291,718)                                          293,388
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                      1,017
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 1,494,600 outstanding shares                     14,981
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 28,675,167 outstanding shares                   277,396
Undistributed net investment income                               51
Accumulated net realized gain on investments                     307
Net unrealized appreciation of investments                     1,670
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $ 294,405
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $    9.79

Maximum sales charge of 2.50%  (E)                              0.25
                                                           ----------
Offering price per share--Class A                          $   10.04
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $    9.76
                                                           ----------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated.The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at time of purchase.

(C) Mandatory Put Security--the mandatory put date is shown as the maturity date on the Statement of Net Assets.

(D) At September 30, 1999, the cost of securities purchased on a when issued basis was: Dakota County Capital Improvements $2,038,820.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

ACA--American Capital Access
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CGIC--Capital Guaranty Insurance Company
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
MSDCEP--Minnesota School District Credit Enhancement Program
NBM--Norwest Bank Minnesota
VA--Veterans Administration

The accompanying notes are an integral part of the financial statements.


                                33     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

MINNESOTA TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 95.7%
REVENUE BONDS -- 55.7%
BUILDING -- 0.8%
Hastings Housing & Redevelopment
    Authority, Cross-over
    Refunded 02/01/03 @ 100 (MLO)
    6.500%, 02/01/14                          $1,000       $   1,063
                                                           ----------
ECONOMIC DEVELOPMENT -- 0.6%
Minnesota Agricultural & Economic
    Development Board,
    Callable 12/01/08 @ 102 (AMBAC)
    5.000%, 12/01/15                             900             825
                                                           ----------
EDUCATION -- 10.5%
Maplewood, Mounds Park Academy,
    Callable 09/01/03 @ 102
    7.000%, 09/01/23                           1,500           1,550
Minneapolis Gateway Project,
    Callable 12/01/07 @ 100
    5.250%, 12/01/17                           1,000             953
Minnesota State Higher Education
    Facilities Authority, Augsburg College,
    Series 4-F1, Callable 05/01/06 @ 102
    6.250%, 05/01/23                           1,500           1,531
Minnesota State Higher Education Facilities
    Authority, Carleton College,
    Callable 05/01/06 @ 100
    5.750%, 11/01/12                           1,050           1,065
Minnesota State Higher Education Facilities
    Authority, Carleton College,
    Callable 11/01/07 @ 100
    5.250%, 11/01/11                             500             502
    5.400%, 11/01/15                           1,500           1,476
Minnesota State Higher Education Facilities
    Authority, College of St. Benedict,
    Callable 03/01/04 @100
    6.200%, 03/01/14                             245             253
    6.375%, 03/01/20                             140             145
Minnesota State Higher Education Facilities
    Authority, College of St. Benedict,
    Pre-refunded @100
    6.200%, 03/01/04 (A)                         655             697
    6.375%, 03/01/04 (A)                         360             385
Minnesota State Higher Education Facilities
    Authority, St. John's University Project,
    Callable 10/01/07 @ 100
    5.350%, 10/01/17                           1,000             944
Minnesota State Higher Education Facilities
    Authority, University of St. Thomas,
    Series 4-A1, Callable 10/01/06 @ 100
    5.625%, 10/01/16                           1,500           1,503
    5.625%, 10/01/21                             500             494
Minnesota State Higher Education Facilities
    Authority, University of St. Thomas,
    Series 4-M, Callable 04/01/07 @ 100
    5.375%, 04/01/12                             500             494
    5.350%, 04/01/17                             500             477
Minnesota State Higher Education Facilities
    Authority, Vermillion Community College,
    Callable 01/01/04 @ 102
    5.750%, 01/01/13                             790             802
                                                           ----------
                                                              13,271
                                                           ----------

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
HEALTHCARE -- 23.1%
Brooklyn Center Health Care Facility,
    Callable 12/01/03 @ 102
    7.600%, 12/01/18                          $  900       $     938
Chisago Health Facilities Authority,
    Callable 07/01/05 @ 102
    7.300%, 07/01/25                             400             417
Coon Rapids Nursing Home Facilities
    Authority, North Cities Health Project
    6.000%, 05/01/03                             640             650
Cuyana Range, Hospital District, Series A,
    Callable 06/01/07 @ 102
    6.000%, 06/01/29                           2,000           1,806
Duluth Economic Development Authority,
    Health Care Facilities,
    Pre-refunded @ 102 (AMBAC)
    6.300%, 11/01/02 (A)                         145             156
Fairmont Senior Housing Mortgage,
    Callable 07/01/02 @ 102
    8.500%, 07/01/15                             900             951
Fergus Falls Health Care Facilities Authority,
    Series A, Callable 11/01/04 @ 102
    7.000%, 11/01/19                           1,000           1,018
Glencoe Health Care Facilities,
    Pre-refunded @ 100
    8.500%, 12/01/00 (A)                         575             604
Glencoe Hospital Board,
    Callable 08/01/04 @ 102
    6.750%, 04/01/16                           1,100           1,101
Golden Valley, Covenant Retirement
    Communities, Series A,
    Callable 12/01/09 @ 101
    5.500%, 12/01/29                           1,750           1,562
Litchfield Health Care Facilities,
    Pre-refunded @ 102
    8.750%, 08/01/01 (A)                         500             548
Little Canada Presbyterian Homes,
    Callable 07/01/00 @ 102
    7.000%, 07/01/07                             700             707
Minneapolis & St. Paul Housing &
    Redevelopment Authority, Series A (FSA)
    5.600%, 08/15/12                             250             253
Minneapolis Nursing Home Revenue,
    Pre-refunded @ 100
    8.000%, 05/01/01 (A)                         250             264
Minnesota State Agricultural & Economic
    Development Board, Benedictine Health,
    Series A, Callable 11/15/07 @ 102 (MBIA)
    5.250%, 02/15/15                           2,000           1,938
Minnesota State Agricultural & Economic
    Development Board, Fairview Hospital
    Project, Callable 11/15/07 @ 102 (MBIA)
    5.500%, 11/15/11                             500             505
Minnesota State Agricultural & Economic
    Development Board, Fairview Hospital
    Project, Series A,
    Callable 11/15/07 @ 102 (MBIA)
    5.500%, 11/15/17                           1,000             976
Monticello, Big Lake Community Hospital,
    Callable 12/01/09 @ 100
    5.750%, 12/01/19                           1,000             920
New Prague, Queen of Peace Hospital
    Project, Callable 12/01/06 @ 100
    6.500%, 06/01/12                             500             500


                                34     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Northern Itasca Hospital District Health
    Facilities, Pre-refunded @ 100
    7.500%, 01/01/00 (A)                      $   50       $      50
    7.750%, 01/01/00 (A)                          70              71
    7.750%, 01/01/00 (A)                          75              76
    7.800%, 01/01/00 (A)                          85              86
    7.900%, 01/01/00 (A)                          90              91
    8.000%, 01/01/00 (A)                         100             101
    8.000%, 01/01/00 (A)                         105             106
    8.000%, 01/01/00 (A)                         255             258
Northfield Hospital, Series C,
    Callable 12/01/01 @ 100
    7.000%, 12/01/05                             185             189
    7.000%, 12/01/06                             370             378
    7.000%, 12/01/07                             405             413
    7.000%, 12/01/08                             730             745
Olmstead County, Hiawatha Homes Project,
    Callable 07/01/03 @ 102
    6.500%, 07/01/16                             205             205
Plymouth, Mission Farms Nursing Home
    Project, Callable 08/01/04 @ 102
    7.500%, 08/01/14                           1,000           1,050
    7.500%, 08/01/24                             100             105
Red Wing Health Care Facilities Authority,
    Callable 09/01/03 @ 102
    6.400%, 09/01/12                           1,000           1,027
Rochester Health Care Facilities Authority,
    Mayo Foundation, Series A,
    Callable 05/15/08 @ 101
    5.500%, 11/15/27                           3,000           2,892
Roseau Area Hospital District,
    Callable 10/01/01 @ 100
    7.200%, 10/01/11                             230             235
    7.200%, 10/01/12                             250             255
    7.200%, 10/01/13                             250             255
Springfield Health Care, St. John Lutheran
    Project, Callable 05/01/00 @ 103
    8.500%, 11/01/19                             250             258
St. Anthony Housing & Redevelopment
    Authority, Callable 05/20/06 @ 102
    (GNMA) (FHA)
    6.250%, 11/20/25                           1,500           1,537
St. Paul Housing & Redevelopment
    Authority, Callable 05/15/09 @ 100
    5.250%, 05/15/18                           1,000             898
White Bear Lake Care Center,
    Callable 11/01/03 @ 102
    8.250%, 11/01/12                           1,000           1,075
Worthington, Series A,
    Callable 12/01/02 @ 100
    6.500%, 12/01/10                             380             383
    6.500%, 12/01/11                             410             413
    6.500%, 12/01/12                             440             443
                                                           ----------
                                                              29,409
                                                           ----------
HOUSING -- 14.3%
Coon Rapids Multifamily Housing, Browns
    Meadow, Callable 02/01/02 @ 102 (AMT)
    6.750%, 08/01/23                             680             702
Coon Rapids Multifamily Housing, Margaret
    Place, Callable 11/01/07 @ 102
    6.250%, 05/01/18                             500             492
Coon Rapids Multifamily Housing, Woodland
    North Apartments,
    Callable 12/01/03 @ 100 (FHA)
    5.625%, 12/01/09                             855             866

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Dakota County Housing &
    Redevelopment Authority,
    Callable 09/01/00 @ 101 (GNMA)
    8.100%, 09/01/12                         $   245       $     250
Hopkins Elderly Housing, Series A (GNMA)
    5.600%, 11/20/17                             500             496
Hopkins, Multifamily Housing, Renaissance
    Project, Callable 04/01/07 @102
    6.250%, 04/01/15                             500             515
Minneapolis Multifamily Housing, Churchill
    Project, Callable 10/01/11 @ 102 (FHA)
    7.050%, 10/01/22                             750             789
Minneapolis Multifamily Housing, Seward
    Towers Project,
    Callable 12/20/00 @ 102 (GNMA)
    7.375%, 12/20/30                           1,370           1,415
Minneapolis Multifamily Housing, Trinity
    Housing Project,
    Callable 02/01/01 @ 102
    7.875%, 02/01/06                             185             191
    8.250%, 02/01/18                           2,625           2,679
Minnesota State Housing Development
    Service, Callable 02/01/02 @ 102
    7.050%, 08/01/27                             500             524
Minnetonka Housing, Cedar Hills East
    Project, Callable 12/01/99 @ 103
    7.500%, 12/01/27                             800             825
Moorhead Economic Development Authority,
    Series B Callable 06/01/04 @ 102
    6.000%, 06/01/29                           1,400           1,291
Roseville Housing Facilities Authority,
    Pre-refunded @ 102
    7.125%, 10/01/03 (A)                       2,000           2,218
St. Cloud Housing & Redevelopment
    Authority, Pre-refunded @ 102
    7.500%, 12/01/00 (A)                         500             529
St. Louis Park Multifamily Housing (GNMA)
    5.250%, 11/01/20                             500             462
St. Louis Park Multifamily Housing,
    Callable 12/01/05 @ 102 (FHA)
    6.250%, 12/01/28                             500             515
St. Paul Housing & Redevelopment Authority,
    Como Lake Project, Series B (FHA)
    7.500%, 03/01/26 (B)                       1,500           1,470
Washington County, Housing &
    Redevelopment Authority, Briar Pond
    Project, Callable 08/20/09 @100
    5.600%, 08/20/34                           1,000             947
White Bear Lake, Lake Square Housing,
    Series A, Callable 02/01/07 @ 102 (FHA)
    6.000%, 08/01/20                           1,020           1,040
                                                           ----------
                                                              18,216
                                                           ----------
INDUSTRIAL DEVELOPMENT -- 1.6%
Little Canada Commercial Development,
    Callable 04/01/03 @ 100 (MLO)
    7.100%, 04/01/13                           1,650           1,677
Shakopee Commercial Development
    6.500%, 12/01/99                              15              15
    6.750%, 06/01/00                              10              10
    6.750%, 12/01/00                              15              15
    7.000%, 06/01/01                              15              15
    7.000%, 12/01/01                              15              15


                                35     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Shakopee Commercial Development,
    Callable 12/01/00 @ 101
    7.250%, 06/01/02                         $    15       $      15
    7.250%, 12/01/02                              15              15
    7.350%, 06/01/03                              15              15
    7.350%, 12/01/03                              15              15
    7.350%, 06/01/04                              15              15
    7.350%, 12/01/04                              20              21
    7.500%, 06/01/05                              15              16
    7.500%, 12/01/05                              20              21
    7.500%, 06/01/06                              20              21
    7.500%, 12/01/06                              20              21
    7.500%, 06/01/07                              20              21
    7.500%, 12/01/07                              25              26
    7.500%, 06/01/08                              20              21
    7.500%, 12/01/08                              25              26
                                                           ----------
                                                               2,016
                                                           ----------
POLLUTION CONTROL -- 0.7%
Minnesota State Public Facilities Authority,
    Water Pollution Control,
    Callable 03/01/08 @ 100
    4.750%, 03/01/18                           1,000             885
                                                           ----------
RECREATIONAL AUTHORITY -- 1.0%
Moorhead, Series A, Pre-refunded @ 100
    7.750%, 12/01/01 (A)                       1,165           1,249
                                                           ----------
SCHOOL DISTRICT -- 0.4%
South Washington County Independent
    School District #833,
    Callable 12/01/06 @ 100 (MLO)
    5.250%, 12/01/14                             500             485
                                                           ----------
UTILITIES -- 2.7%
Southern Minnesota Municipal Power
    Agency, Callable 01/01/03 @ 102 (MBIA)
    5.000%, 01/01/12                           1,000             972
Southern Minnesota Municipal Power
    Agency, Pre-refunded @ 100 (MBIA)
    5.750%, 07/01/16 (A)                         850             858
Western Minnesota Municipal Power
    Agency, Callable 01/01/06 @ 102
    (AMBAC)
    5.500%, 01/01/12                           1,000           1,013
Western Minnesota Municipal Power Agency,
    Escrowed to Maturity, Callable
    01/01/00 @ 100 (MBIA)
    9.750%, 01/01/16                             410             589
                                                           ----------
                                                               3,432
                                                           ----------

TOTAL REVENUE BONDS                                           70,851
                                                           ----------
GENERAL OBLIGATIONS -- 36.7%
Austin Housing & Redevelopment Authority,
    Callable 01/01/06 @ 102
    7.250%, 01/01/26                             500             522
Big Lake Independent School District,
    Callable 02/01/07 @ 100 (MBIA)
    5.600%, 02/01/15                           1,000           1,005
Burnsville Independent School District #191,
    Series A, Callable 02/01/06 @ 100
    4.875%, 02/01/13                           1,450           1,365

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Chaska Independent School District #112,
    Series B, Cross-over
    refunded 02/01/06 @ 100
    5.875%, 02/01/11                          $1,965       $   2,074
    5.875%, 02/01/12                           2,200           2,322
    6.000%, 02/01/16                           5,525           5,877
Columbia Heights Independent
    School District #13,
    Callable 02/01/07 @ 100
    5.250%, 02/01/15                           1,000             972
Eden Prairie Independent School
    District #272, Callable 02/01/08 @ 100
    5.100%, 02/01/12                           1,150           1,136
Hawley Independent School District #150,
    Series A, Cross-over
    refunded 02/01/06 @ 100 (FSA)
    5.750%, 02/01/14                           1,500           1,571
Lakeville Independent School District #194,
    Callable 02/01/09 @ 100
    5.000%, 02/01/17                           1,000             922
Metropolitan Council,
    Callable 06/01/05 @ 100
    5.600%, 06/01/15                           1,000           1,008
Minneapolis Parking Revenue,
    Callable 09/01/05 @ 100
    5.200%, 03/01/13                             400             394
Minneapolis Sports Arena,
    Callable 04/01/08 @ 100
    5.100%, 04/01/13                             500             489
    5.100%, 10/01/13                             250             245
    5.125%, 10/01/20                           1,000             927
Minnesota State Public Improvements,
    Callable 11/01/06 @ 100
    5.000%, 11/01/07                           1,790           1,810
    5.000%, 11/01/08                           1,500           1,514
    5.250%, 11/01/13                           1,500           1,490
North Beach Independent School
    District #138, Cross-over
    refunded 02/01/05 @ 100 (FGIC)
    5.600%, 02/01/13                           1,500           1,550
North St. Paul Independent School
    District #622, Callable 05/01/06 @ 100
    5.850%, 05/01/17                             500             507
Osseo Independent School District #279,
    Series A, Callable 02/01/04 @ 100
    8.971%, 02/01/14 (C)                       3,195           3,231
Rochester Independent School
    District #535, Callable 02/01/06 @ 100
    5.250%, 02/01/14                           1,000             980
Shakopee Independent School District #7,
    Callable 02/01/08 @ 100
    4.625%, 02/01/15                           1,920           1,710
    4.625%, 02/01/16                           2,250           1,980
South Washington County Independent
    School District #833,
    Callable 06/01/05 @ 100 (MLO)
    5.850%, 06/01/15                             500             508
St. Cloud, Series A, Cross-over
    refunded 02/01/02 @ 100
    8.902%, 08/01/13 (C)                       5,200           5,434
St. Paul Independent School District #625,
    Callable 02/01/05 @ 100 (MLO)
    5.250%, 02/01/15                           1,000             965


                                36     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                         PAR (000)/SHARES      VALUE (000)
---------------------------------------------------------------------
Wayzata Independent School
    District #284, Cross-over
    refunded 02/01/05 @ 100 (FSA)
    5.950%, 02/01/13                          $1,000       $   1,052
    6.000%, 02/01/16                           2,000           2,115
Wayzata Independent School District #284,
    Series A, Callable 02/01/07 @ 100
    5.500%, 02/01/17                           1,000             990
                                                           ----------
                                                              46,665
                                                           ----------
CERTIFICATES OF PARTICIPATION -- 3.0%
Hennepin County, Series A,
    Pre-refunded @ 100 (MLO)
    6.650%, 11/15/01 (A)                       1,000           1,050
    6.750%, 11/15/01 (A)                         575             605
    6.750%, 11/15/01 (A)                         300             315
    6.800%, 11/15/01 (A)                       1,750           1,843
                                                           ----------
                                                               3,813
                                                           ----------
TAX REVENUE -- 0.3%
Duluth Economic Development Authority
    8.000%, 08/01/08                             325             367
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $119,567)                                          121,696
                                                           ----------

CLOSED-END MUTUAL FUNDS -- 1.5%
Voyaguer Minnesota Municipal Income II        99,700           1,365
Voyaguer Minnesota Municipal Income III       43,500             549
                                                           ----------
TOTAL CLOSED-END MUTUAL FUNDS
    (Cost $2,070)                                              1,914
                                                           ----------

MONEY MARKET FUND -- 0.7%
Federated Minnesota Municipal
    Cash Trust                               937,025             937
                                                           ----------
TOTAL MONEY MARKET FUND
    (Cost $937)                                                  937
                                                           ----------
TOTAL INVESTMENTS -- 97.9%
    (Cost $122,574)                                          124,547
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 2.1%                      2,607
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 10,100,465 outstanding shares                   105,153
Portfolio Capital--Class C
    ($.0001 par value--2 billion authorized)
    based on 157,306 outstanding shares                        1,750
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 1,623,335 outstanding shares                     18,123
Undistributed net investment income                              171
Accumulated net realized loss on investments                     (16)
Net unrealized appreciation of investments                     1,973
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $ 127,154
                                                           ----------

MINNESOTA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                                    VALUE
---------------------------------------------------------------------
Net asset value and redemption price
    per share--Class A                                     $   10.70

Maximum sales charge of 2.50%  (D)                              0.27
                                                           ----------
Offering price per share--Class A                          $   10.97
                                                           ----------
Net asset value per share--Class C (E)                     $   10.69

Maximum sales charge of 1.00%  (F)                              0.11
                                                           ----------
Offering price per share--Class C                          $   10.80
                                                           ----------
Net asset value, offering price and redemption
    price per share--Class Y                               $   10.69
                                                           ----------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.

(C) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation

The accompanying notes are an integral part of the financial statements.


                                37     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%
GENERAL OBLIGATIONS -- 52.4%
Bear Creek Valley Sanitation Authority,
    Callable 04/01/00 @ 100
    7.200%, 10/01/00                        $    215       $     218
Beaverton Limited Tax
    5.750%, 04/01/01                             860             880
Beaverton Limited Tax, Series B,
    Callable 04/01/02 @ 100
    5.000%, 04/01/03                             900             913
Chemeketa Community College,
    Pre-refunded @ 100 (FGIC)
    5.650%, 06/01/06 (A)                       1,000           1,052
Clackamas & Washington Counties Joint
    School District #3 (FGIC)
    5.750%, 06/01/09                           1,000           1,060
Clackamas & Washington Counties
    Joint School District #3,
    Callable 10/01/02 @ 101
    5.650%, 10/01/05                             235             244
Clackamas & Washington Counties Joint
    School District #3, Pre-refunded @ 100
    5.600%, 08/01/02 (A)                       1,000           1,034
Clackamas County School District #7,
    Lake Oswego
    5.200%, 06/15/04                             600             619
Clackamas County School District #12,
    North Clackamas,
    Callable 06/01/03 @ 101
    4.650%, 06/01/05                           1,025           1,026
Clackamas County School District #12,
    North Clackamas,
    Callable 06/01/09 @ 100 (FGIC)
    5.250%, 06/01/12                           2,000           2,003
Clackamas County Service District #1
    6.600%, 10/01/99                             370             370
Columbia River Peoples Utility District,
    Callable 06/01/06 @ 100 (AMBAC)
    4.375%, 06/01/07                           1,245           1,208
Deschutes & Jefferson Counties School
    District #2, Redmond,
    Callable 06/01/03 @ 100 (MBIA)
    5.400%, 06/01/05                           1,000           1,027
Deschutes County,
    Callable 12/01/06 @ 100 (MBIA)
    5.250%, 12/01/09                           1,000           1,018
Eugene Public Safety Facilities,
    Callable 06/01/06 @ 100 (FGIC)
    5.700%, 06/01/16                           1,295           1,309
Grants Pass, Series A, Continuously
    Callable @ 100 (AMBAC)
    5.850%, 06/01/00                           1,000           1,003
Jackson County School District #549-C (FSA)
    6.000%, 06/01/05                           1,125           1,203
Josephine County School District #7 (FGIC)
    5.750%, 06/01/06                           1,525           1,617
Lane County Community College
    5.000%, 06/01/01                           1,000           1,014
Lane County Metropolitan Waste &
    Water Service
    5.100%, 09/01/00                             660             668
Lincoln City, Callable 01/01/00 @ 100
    (AMBAC)
    5.750%, 07/01/01                             500             502

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Lincoln City, Series A,
    Callable 02/01/00 @ 100 (AMBAC)
    5.000%, 02/01/03                         $   305       $     306
Lincoln County School District (FGIC)
    5.500%, 06/15/04                           2,095           2,187
    6.000%, 06/15/06                           1,055           1,134
Marion & Polk Counties School
    District #24-J, Salem,
    Pre-refunded @ 100
    5.600%, 10/01/02 (A)                         635             658
    5.700%, 10/01/02 (A)                         660             686
    5.800%, 10/01/02 (A)                         715             745
Marion County School District #7-J,
    Silverton, Callable 06/01/04 @ 101 (FSA)
    5.600%, 06/01/06                             860             900
Metropolitan Open Spaces Program,
    Series A, Callable 09/01/03 @ 102
    5.000%, 09/01/04                           1,275           1,303
Metropolitan Open Spaces Program,
    Series C, Callable 09/01/03 @ 102
    5.250%, 09/01/13                           1,000             990
Metropolitan Service District, Oregon
    Convention Center Project,
    Callable 01/01/00 @ 102
    6.000%, 07/01/02                           1,300           1,333
Metropolitan Service District, Oregon
    Convention Center Project, Series A,
    Callable 01/01/00 @ 102
    6.250%, 01/01/13                             500             513
Metropolitan, Washington Park Zoo, Series A
    5.000%, 01/15/02                           1,040           1,057
    5.000%, 01/15/03                           1,095           1,115
    6.000%, 01/15/05                           1,215           1,293
Metropolitan, Washington Park Zoo,
    Series A, Callable 01/15/07 @ 100
    5.250%, 01/15/10                           1,000           1,010
Morrow County School District #1 (MBIA)
    5.500%, 06/01/04                             795             830
    5.500%, 06/01/05                             835             873
Multnomah County School District #1,
    Portland
    4.250%, 06/01/03                           1,000             995
Multnomah County School District #3,
    Park Rose, Callable 12/01/05 @ 100
    (FGIC)
    5.600%, 12/01/07                             780             813
Multnomah County School District #4,
    Gresham
    5.500%, 01/01/02                             910             934
Multnomah County School District #4,
    Gresham, Pre-refunded @ 100
    5.800%, 01/01/02 (A)                       1,400           1,445
Multnomah County School District #7,
    Reynolds (AMBAC)
    5.875%, 06/01/02                           1,000           1,040
    5.500%, 06/01/06                           1,000           1,045
Multnomah County School District #40
    5.250%, 06/01/04                           1,000           1,031
Multnomah County, Callable 04/01/09 @ 100
    4.300%, 10/01/11                           1,500           1,360
    4.500%, 10/01/13                           2,000           1,797
Oregon State
    6.000%, 08/01/02                           2,100           2,200
    6.000%, 02/01/03                           1,000           1,051


                                38     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Oregon State Alternative Energy, Private Act,
    Callable 07/01/04 @ 100
    5.300%, 07/01/05                         $   900       $     926
Oregon State Board of Higher Education,
    Series B, Callable 10/15/02 @ 100
    6.250%, 10/15/12                           1,375           1,437
Oregon State Pollution Control, Series A,
    Callable 11/01/07 @ 100
    4.875%, 11/01/11                             455             443
Oregon State Pollution Control, Series C,
    Callable 06/01/03 @ 100
    5.625%, 06/01/13                             370             373
Polk, Marion & Benton Counties School
    District #13-J (FGIC)
    5.500%, 12/01/03                             955             996
Polk, Marion & Benton Counties
    School District #13-J,
    Callable 12/01/04 @ 101 (FGIC)
    5.500%, 12/01/05                             570             598
Port Portland, Series A
    4.500%, 03/01/06                           1,000             988
Portland Community College District,
    Callable 07/01/07 @ 101 (AMBAC)
    5.500%, 07/01/10                           2,850           2,941
Portland Community College District,
    Series A, Pre-refunded @ 100
    6.000%, 07/01/02 (A)                       1,500           1,565
Portland Emergency Facilities, Series A,
    Callable 06/01/09 @ 100
    5.000%, 06/01/12                           1,060           1,040
Portland, Series C, Callable 12/01/99 @ 100
    5.500%, 12/01/00                             250             251
Puerto Rico Commonwealth (MBIA)
    6.250%, 07/01/08                           1,250           1,380
Salem, Series A, Pre-refunded @ 101
    5.600%, 01/01/01 (A)                       1,410           1,449
Salem-Keizer School District #24-J,
    Callable 06/01/08 @ 100 (FSA)
    5.100%, 06/01/12                           2,000           1,978
Salem-Keizer School District #24-J,
    Callable 06/01/09 @ 100 (SBG)
    5.250%, 06/01/12                           1,000             998
Tri-County Metropolitan Transportation
    District, Series A,
    Callable 07/01/09 @ 101
    5.250%, 07/01/12                           2,000           1,996
Tri-County Metropolitan Transportation
    District, Series A, Pre-refunded @ 101
    5.600%, 07/01/02 (A)                       2,000           2,086
    5.800%, 07/01/02 (A)                       1,310           1,373
Tri-County Service District
    5.000%, 09/01/02                           1,570           1,589
Tualatin Hills Park & Recreational
    District (FGIC)
    5.750%, 03/01/13                             870             905
Tualatin Valley Water District, Wolf Creek,
    Series A, Callable 12/01/03 @ 100
    4.700%, 12/01/04                           1,140           1,149
Washington & Clackamas Counties
    School District #23-J (FGIC)
    5.750%, 06/01/06                           1,055           1,118
Washington & Clackamas Counties
    School District #23-J, Zero Coupon Bond
    4.700%, 06/01/11 (B)                         435             232

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Washington County
    5.850%, 12/01/01                         $   685       $     710
Washington County Criminal Justice
    Facilities, Pre-refunded @ 100
    5.625%, 12/01/04 (A)                         850             893
    6.000%, 12/01/04 (A)                       1,000           1,068
Washington County School District #1-J
    5.000%, 11/01/13                           1,375           1,329
    5.000%, 11/01/14                           1,000             957
Washington County School District #3,
    Hillsboro (MBIA)
    5.750%, 11/01/04                             800             846
Washington County School District #15,
    Forest Grove, Pre-refunded @ 101 (FGIC)
    5.800%, 06/01/04 (A)                         575             611
Washington County School District #48-J,
    Beaverton
    5.900%, 09/01/01                           1,065           1,100
Washington County School District #48-J,
    Beaverton, Series B,
    Callable 06/01/00 @ 100
    5.700%, 06/01/02                             780             789
Washington County School
    District #88-J, Sherwood,
    Callable 06/01/05 @ 100 (FSA)
    5.700%, 06/01/06                           1,000           1,050
Washington, Multnomah & Yamhill
    Counties School District #1-J,
    Callable 06/01/09 @ 100
    5.250%, 06/01/12                           1,185           1,180
Washington, Multnomah & Yamhill
    Counties School District #1-J,
    Callable 11/01/08 @ 100
    5.250%, 11/01/09                           2,060           2,099
Wilsonville
    7.000%, 01/01/00                             190             192
Wilsonville, Callable 01/01/00 @ 100
    7.100%, 01/01/01                             200             202
    7.200%, 01/01/02                             215             217
    7.300%, 01/01/03                             235             237
Wilsonville, Callable 06/01/08 @ 100
    5.000%, 12/01/10                           1,325           1,278
Yamhill County School
    District #29-J, Newberg,
    Callable 06/01/04 @ 101 (FSA)
    5.600%, 06/01/06                             630             659
Yamhill County School District #40,
    McMinnville (FGIC)
    6.000%, 06/01/08                             600             647
                                                           ----------

TOTAL GENERAL OBLIGATIONS                                     94,507
                                                           ----------

REVENUE BONDS -- 40.6%
BUILDING -- 0.6%
Oregon State Fair & Exposition Center,
    Callable 10/01/01 @ 103 (AG)
    5.400%, 10/01/06                           1,010           1,032
                                                           ----------
EDUCATION -- 4.1%
Multnomah County, University of Portland
    Educational Facilities,
    Callable 04/01/07 @ 102 (AMBAC)
    5.750%, 04/01/10                           2,245           2,357


                                39     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Oregon State Health, Housing, Educational &
    Cultural Facilities, George Fox University,
    Series A, Callable 03/01/07 @ 102
    5.400%, 03/01/09                         $   395       $     401
    5.450%, 03/01/10                             415             420
Oregon State Health, Housing, Educational &
    Cultural Facilities, Lewis & Clark
    College (MBIA)
    5.250%, 10/01/02                             550             565
    5.300%, 10/01/03                             630             650
Oregon State Health, Housing, Educational &
    Cultural Facilities, Reed College, Series A,
    Callable 07/01/06 @ 102
    5.375%, 07/01/15                           2,000           1,941
Salem Educational Facilities,
    Willamette University
    5.500%, 04/01/04                             500             520
Salem Educational Facilities, Willamette
    University, Callable 04/01/04 @ 101
    5.700%, 04/01/05                             500             526
                                                           ----------
                                                               7,380
                                                           ----------
HEALTHCARE -- 6.2%
Clackamas County Health Facilities
    Authority, Series A,
    Callable 03/01/02 @ 102 (MBIA)
    5.900%, 03/01/03                             885             925
Clackamas County Hospital Revenue,
    Legacy Health Systems,
    Callable 08/15/09 @ 101
    5.250%, 02/15/11                           2,000           1,985
Clackamas County Hospital Revenue,
    Mary's Woods, Series A,
    Callable 05/15/09 @ 102
    6.125%, 05/15/13                           1,000             990
Clackamas County Hospital Revenue,
    Sisters Providence, Series A,
    Callable 04/01/02 @ 102
    6.200%, 10/01/02                             680             712
Douglas County Hospital Facilities
    Authority, Catholic Health,
    Series B (MBIA)
    5.500%, 11/15/04                             505             527
Medford Hospital Facilities Authority,
    Asante Health Systems,
    Callable 08/15/09 @ 100 (MBIA)
    5.250%, 08/15/11                           1,000             992
    5.375%, 08/15/12                           1,000             994
Medford Hospital Facilities Authority,
    Rogue Valley Health Services,
    Pre-refunded @ 102 (MBIA)
    6.600%, 12/01/00 (A)                         300             315
Oregon State Health Sciences,
    Zero Coupon Bond (MBIA)
    5.310%, 07/01/21 (B)                       5,000           1,458
Salem Hospital Facilities Authority,
    Callable 08/15/08 @ 101
    5.250%, 08/15/14                           2,375           2,289
                                                           ----------
                                                              11,187
                                                           ----------

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
HOUSING -- 5.7%
Oregon State Housing & Community
    Services, Callable 07/01/03 @ 102
    5.750%, 07/01/12                          $1,500       $   1,518
Oregon State Housing & Community
    Services, Series A,
    Callable 07/01/03 @ 102
    4.900%, 07/01/05                           1,075           1,072
Oregon State Housing & Community
    Services, Series A,
    Callable 07/01/04 @ 102
    6.400%, 07/01/18                           1,185           1,218
Oregon State Housing & Community
    Services, Series A,
    Callable 07/01/06 @ 102
    6.000%, 07/01/16                           1,200           1,224
Oregon State Housing & Community
    Services, Series B,
    Callable 07/01/03 @ 102
    5.100%, 07/01/07                             430             426
Portland Housing Authority,
    Callable 01/01/09 @ 100
    5.000%, 01/01/19                           3,000           2,753
    5.100%, 01/01/27                           1,000             888
Portland Housing Authority, Riverwood
    Project, Pre-refunded @ 100
    6.000%, 01/01/06 (A)                       1,170           1,242
                                                           ----------
                                                              10,341
                                                           ----------
MUNICIPAL BOND BANK -- 0.6%
Oregon State Economic Development
    Department, Callable 01/01/02 @ 102
    4.850%, 01/01/04                             555             562
Oregon State Economic Development
    Department, Series A,
    Callable 01/01/06 @ 102 (MBIA)
    5.000%, 01/01/11                             500             493
                                                           ----------
                                                               1,055
                                                           ----------
POLLUTION CONTROL -- 2.0%
Baker County Pollution Control,
    Callable 01/01/00 @ 100 (SBA)
    5.750%, 07/01/00                             285             286
    5.850%, 07/01/01                             300             301
    5.950%, 07/01/02                             315             317
    6.050%, 07/01/03                             335             337
Port of St. Helens Pollution Control,
    Portland General Electric
    4.800%, 04/01/10                           2,500           2,366
                                                           ----------
                                                               3,607
                                                           ----------
PUBLIC UTILITY DISTRICT -- 0.3%
Northern Wasco County Hydroelectric Utility,
    McNary Dam Fishway Project,
    Callable 12/01/03 @ 102
    4.750%, 12/01/06                             470             471
                                                           ----------
TRANSPORTATION -- 4.6%
Oregon State Department of Transportation,
    Regional Light Rail Fund,
    Callable 06/01/04 @ 102 (MBIA)
    6.000%, 06/01/05                           2,000           2,135


                                40     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Port Portland Airport, Series 7-A,
    Escrowed to Maturity (MBIA)
    6.125%, 07/01/00                         $   800       $     815
    6.200%, 07/01/01                             500             518
Port Portland Airport, Series 7-A,
    Pre-refunded @ 101 (MBIA)
    6.500%, 07/01/01 (A)                         500             524
Port Portland Airport, Series 9-A,
    Callable 07/01/01 @ 102 (FGIC)
    5.400%, 07/01/04                           1,775           1,830
Port Portland Airport, Series 12-A,
    Callable 01/01/09 @ 101 (FGIC)
    5.250%, 07/01/11                           1,000           1,003
    5.250%, 07/01/12                           1,000             995
Tri-County Metropolitan Transportation
    District, Series 1 (MGT)
    4.900%, 06/01/09                             500             488
                                                           ----------
                                                               8,308
                                                           ----------
UTILITIES -- 16.5%
Beaverton Water, Callable 06/01/04 @ 100 (FSA)
    6.125%, 06/01/14                           1,000           1,056
Clackamas County Service District #1,
    Callable 10/01/06 @ 100
    6.200%, 10/01/09                             700             746
Emerald Peoples Utility District (FGIC)
    7.200%, 11/01/02                           1,235           1,336
Emerald Peoples Utility District, Series B,
    Escrowed To Maturity (AMBAC)
    7.000%, 11/01/99                             630             632
Eugene Electric Utilities,
    Callable 08/01/07 @ 100 (FSA)
    5.000%, 08/01/11                           1,305           1,285
Eugene Electric Utilities,
    Callable 08/01/08 @ 100 (FSA)
    4.800%, 08/01/13                           1,190           1,110
Eugene Electric Utilities,
    Continuously Callable @ 100
    6.650%, 09/01/00                           1,200           1,203
Eugene Electric Utilities, Series B,
    Callable 02/01/00 @ 101 (MBIA)
    4.750%, 08/01/12                             670             632
    4.900%, 08/01/14                             475             443
Gresham Sewer
    4.950%, 06/01/02                             615             625
Gresham Sewer, Callable 06/01/02 @ 102
    5.250%, 06/01/05                             500             512
Marion County Solid Waste & Electric,
    Ogden Martin System Project (AMBAC)
    5.100%, 10/01/02                           1,000           1,023
    5.500%, 10/01/06                           1,400           1,463
Metropolitan Service District, Waste
    Disposal, Continuously Callable
    6.950%, 01/01/00                             935             942
Portland Sewer Systems, Series A
    5.550%, 06/01/04                           1,085           1,132
Portland Sewer Systems, Series A,
    Callable 06/01/07 @ 100 (FGIC)
    5.000%, 06/01/15                           2,000           1,884
    5.000%, 06/01/08                           2,000           2,011
    5.000%, 06/01/09                           2,250           2,253
Portland Sewer Systems, Series B,
    Callable 04/01/02 @ 102 (FGIC)
    5.500%, 04/01/04                             600             624

OREGON INTERMEDIATE TAX FREE FUND
(CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Salem Water & Sewer (MBIA)
    6.000%, 06/01/06                          $1,135       $   1,218
Salem Water & Sewer,
    Callable 06/01/06 @ 100 (MBIA)
    5.500%, 06/01/11                           1,000           1,018
Tualatin Valley Water District,
    Callable 06/01/08 @ 100 (FSA)
    5.000%, 06/01/12                           1,000             974
Washington County Unified Sewerage
    Agency, Callable 10/01/06 @ 101 (FGIC)
    5.200%, 10/01/09                           1,300           1,320
Washington County Unified Sewerage
    Agency, Series 1 (AMBAC)
    5.700%, 10/01/04                           1,250           1,317
Washington County Unified Sewerage
    Agency, Series 1 (FGIC)
    5.750%, 10/01/08                           1,000           1,061
Washington County Unified Sewerage
    Agency, Series 1,
    Pre-refunded @ 100 (AMBAC)
    5.800%, 10/01/04 (A)                       2,000           2,115
                                                           ----------
                                                              29,935
                                                           ----------

TOTAL REVENUE BONDS                                           73,316
                                                           ----------

CERTIFICATES OF PARTICIPATION -- 4.8%
Multnomah County,
    Callable 08/01/08 @ 101 (MLO)
    4.750%, 08/01/11                           2,200           2,104
Multnomah County, Health Facilities
    Lease, Series A,
    Callable 07/01/03 @ 101 (MLO)
    5.100%, 07/01/04                             925             948
Multnomah County, Juvenile Justice Project,
    Series A, Pre-refunded @ 101 (MLO)
    5.700%, 08/01/02 (A)                         675             706
Oregon State Department of Administrative
    Services, Series A,
    Callable 05/01/09 @ 101
    (AMBAC) (MLO)
    5.000%, 05/01/14                           1,000             949
Oregon State Department of Administrative
    Services, Series A,
    Callable 11/01/05 @ 101 (MBIA) (MLO)
    5.000%, 11/01/06                           1,350           1,372
Oregon State Department of Administrative
    Services, Series B,
    Callable 11/01/07 @ 101
    (AMBAC) (MLO)
    5.000%, 11/01/11                             840             826
Oregon State Department of Administrative
    Services, Series C,
    Callable 05/01/06 @ 101
    (MBIA) (MLO)
    5.750%, 05/01/07                           1,635           1,729
                                                           ----------
                                                               8,634
                                                           ----------
TAX REVENUE -- 0.6%
Tri-County Metropolitan Transportation
    District, Series A,
    Callable 08/01/02 @ 101
    5.450%, 08/01/04                           1,000           1,033
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $177,682)                                          177,490
                                                           ----------


                                41     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

OREGON INTERMEDIATE TAX FREE FUND
(CONCLUDED)

DESCRIPTION                                   SHARES      VALUE (000)
---------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 0.1%
First American Tax Free Obligations
    Fund (C)                                 121,918       $     122
                                                           ----------
TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $122)                                                  122
                                                           ----------
TOTAL INVESTMENTS -- 98.5%
    (Cost $177,804)                                          177,612
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.5%                      2,804
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 206,385 outstanding shares                        2,095
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 18,355,438 outstanding shares                   178,456
Undistributed net investment income                               22
Accumulated net realized gain on investments                      35
Net unrealized depreciation of investments                      (192)
                                                           ----------
TOTAL NET ASSETS -- 100.0%                                 $ 180,416
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $    9.72

Maximum sales charge of 2.50%  (D)                              0.25
                                                           ----------
Offering price per share--Class A                          $    9.97
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $    9.72
                                                           ----------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) The rate shown is the effective yield at time of purchase.

(C) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

AG--Asset Guaranty
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association
MGT--Morgan Guaranty Trust
MLO--Municipal Lease Obligation
SBA--Small Business Administration
SBG--School Board Guaranty

The accompanying notes are an integral part of the financial statements.

TAX FREE FUND

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
MUNICIPAL BONDS -- 91.6%
ALASKA -- 1.9%
Alaska State Housing Finance
    Authority, Series A,
    Callable 06/01/07 @ 102 (RB) (MBIA)
    5.900%, 12/01/19                          $1,000        $  1,004
                                                           ----------
CALIFORNIA -- 0.8%
California State, Callable 04/01/09 @ 101 (GO)
    4.750%, 04/01/22                             500             430
                                                           ----------
COLORADO -- 4.0%
La Junta Hospital, Arkansas Valley Medical
    Center Project,
    Callable 04/01/09 @ 101 (RB)
    6.000%, 04/01/19                           1,000             936
Montrose County Health Care,
    Pre-refunded @ 102 (RB)
    8.250%, 11/01/02 (A)                       1,000           1,125
                                                           ----------
                                                               2,061
                                                           ----------
FLORIDA -- 0.6%
Clay County Development Authority,
    Cargill Project,
    Callable 03/01/02 @ 102 (GO)
    6.400%, 03/01/11                             300             316
                                                           ----------
ILLINOIS -- 16.7%
Chicago, O'Hare Airport Project, Series A,
    Callable 09/01/09 @ 101 (RB)
    5.350%, 09/01/16                           1,000             911
Chicago, O'Hare Airport Project,
    Series B (RB) (AMT)
    5.200%, 04/01/11                           1,000             929
Illinois State Development Finance
    Authority, Pollution Control, Series A,
    Callable 07/01/06 @ 102 (RB)
    7.375%, 07/01/21                             500             551
Illinois State Educational Facilities Authority,
    Augustana College,
    Callable 10/01/07 @ 100 (RB) (CLE)
    5.875%, 10/01/17                             500             500
Illinois State Educational Facilities Authority,
    Augustana College,
    Callable 10/01/08 @ 100 (RB)
    5.250%, 10/01/18                           1,000             888
Illinois State Health Facilities Authority,
    Hospital Sisters Services,
    Pre-refunded @ 102 (MBIA)
    9.767%, 06/07/02 (A)(B)                    1,000           1,125
Illinois State Toll Highway Authority,
    Series A (RB)
    6.300%, 01/01/12                           1,000           1,083
Illinois State University Improvements,
    Pre-refunded @ 100 (COP) (MLO)
    7.550%, 02/01/02 (A)                         110             118
    7.600%, 02/01/02 (A)                         115             123
    7.700%, 02/01/02 (A)                         100             107
    7.700%, 02/01/02 (A)                         100             107
Rock Island, Friendship Manor Project (RB)
    7.000%, 06/01/06                           1,100           1,123


                                42     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Rock Island, Friendship Manor Project,
    Callable 06/01/03 @ 102 (RB)
    7.200%, 06/01/13                         $   400       $     411
Southern Illinois University, Housing &
    Auxiliary, Zero Coupon Bond,
    Series A (RB) (MBIA)
    5.500%, 04/01/20 (C)                       2,280             673
                                                           ----------
                                                               8,649
                                                           ----------
INDIANA -- 7.8%
Hammond Multiple School Building,
    Series B, Escrowed to
    Maturity (RB) (MLO)
    6.000%, 01/15/13                           1,000           1,059
Indiana State Municipal Power Agency,
    Power Supply, Series B (RB) (MBIA)
    6.000%, 01/01/11                           1,000           1,064
    6.000%, 01/01/12                           1,000           1,060
Lake County Redevelopment Authority
    (RB) (MBIA) (MLO)
    6.500%, 02/01/16                             800             840
                                                           ----------
                                                               4,023
                                                           ----------
MASSACHUSETTS -- 3.9%
Massachusetts State Turnpike Authority,
    Highway Improvements, Zero Coupon
    Bond, Series A (MBIA)
    5.950%, 01/01/28 (C)                      10,500           1,996
                                                           ----------
MICHIGAN -- 1.0%
Lakeview Community School,
    Pre-refunded @ 100 (GO) (FGIC)
    5.750%, 05/01/07 (A)                         220             234
    5.750%, 05/01/07 (A)                         280             297
                                                           ----------
                                                                 531
                                                           ----------
MINNESOTA -- 16.4%
Austin Housing & Redevelopment Authority,
    Gerard Project Health Care Facilities,
    Callable 09/01/09 @ 102 (RB)
    6.625%, 09/01/29                           1,000             964
Brooklyn Center Health Care Facility,
    Callable 12/01/03 @ 102 (RB)
    7.600%, 12/01/18                             400             417
Cuyana Range Hospital District, Series A,
    Callable 06/01/07 @ 102 (RB)
    6.000%, 06/01/29                           1,000             903
Fergus Falls Health Care Facilities Authority,
    Series A, Callable 11/01/04 @ 102 (RB)
    7.000%, 11/01/19                             500             509
Glencoe Hospital Board,
    Callable 08/01/04 @ 102 (RB)
    6.750%, 04/01/16                             485             485
Hopkins, Multifamily Housing Renaissance
    Project, Callable 04/01/07 @102 (RB)
    6.250%, 04/01/15                             500             515
Plymouth, Mission Farms Nursing Home
    Project, Callable 08/01/04 @ 102 (RB)
    7.500%, 08/01/24                             500             524
Rochester Health Care Facilities Authority,
    Series A, Callable 11/15/02 @ 104
    7.760%, 11/15/15 (B)                       1,000           1,053

TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Roseville Housing Facilities Authority,
    Pre-refunded @ 102 (RB)
    7.125%, 10/01/03 (A)                      $1,000       $   1,109
St. Anthony Housing & Redevelopment
    Authority, Callable 05/20/06 @ 102
    (RB) (GNMA) (FHA)
    6.250%, 11/20/25                           1,000           1,025
St. Paul Housing & Redevelopment Authority,
    Como Lake Project, Series B (RB) (FHA)
    7.500%, 03/01/26 (D)                         500             490
White Bear Lake Care Center,
    Callable 11/01/03 @ 102 (RB)
    8.250%, 11/01/12                             500             537
                                                           ----------
                                                               8,531
                                                           ----------
MONTANA -- 0.5%
Sidney Nursing Home,
    Pre-refunded 06/01/00 @ 102 (RB)
    9.000%, 06/01/11 (A)                         250             263
                                                           ----------
NEBRASKA -- 2.0%
Nebraska Public Power District, Series C,
    Pre-refunded @ 101 (RB)
    4.750%, 01/01/04 (A)                       1,000           1,019
                                                           ----------
NEW JERSEY -- 3.9%
New Jersey State, Series E (GO)
    5.000%, 07/15/04                           2,000           2,044
                                                           ----------
NEW MEXICO -- 4.4%
New Mexico State Finance Authority,
    Mortgage Backed Securities (RB) (GNMA)
    6.400%, 07/01/15                             280             281
New Mexico State Finance Authority,
    Mortgage Backed Securities,
    Series D (RB)
    6.200%, 07/01/15                           1,985           1,991
                                                           ----------
                                                               2,272
                                                           ----------
NORTH DAKOTA -- 7.4%
Mercer County Pollution Control,
    Antelope Valley Station (RB) (AMBAC)
    7.200%, 06/30/13                           3,300           3,838
                                                           ----------
SOUTH DAKOTA -- 3.8%
South Dakota Economic Development
    Finance Authority, DTS Inc. Project,
    Series A, Callable 04/01/09 @ 102
    (RB) (AMT)
    5.500%, 04/01/19                           1,055             971
South Dakota State Health & Educational
    Facilities Authority,
    Callable 07/01/06 @ 102 (RB) (MBIA)
    6.000%, 07/01/14                           1,000           1,024
                                                           ----------
                                                               1,995
                                                           ----------
TEXAS -- 4.3%
Fort Bend Independent School District,
    Pre-refunded @ 100 (GO)
    5.000%, 02/15/05 (A)                         500             471
Harts Bluff School District (COP)
    8.800%, 11/15/00                              50              50


                                43     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
NET ASSETS      SEPTEMBER 30, 1999

TAX FREE FUND (CONTINUED)

DESCRIPTION                                 PAR (000)     VALUE (000)
---------------------------------------------------------------------
Houston Employment Community (COP) (MLO)
    8.100%, 08/01/01                         $    25       $      26
    8.150%, 02/01/02                              35              36
    8.150%, 08/01/02                              35              36
    8.200%, 02/01/03                              35              36
    8.200%, 08/01/03                              35              36
    8.250%, 08/01/04                              40              41
    8.300%, 02/01/05                              40              41
    8.300%, 08/01/05                              45              47
    8.350%, 02/01/06                              20              21
    8.350%, 08/01/06                              50              52
    8.400%, 08/01/07                              25              26
    8.450%, 08/01/08                              55              57
Houston Employment Community, Emnora
    Lane Project (COP) (MLO)
    7.850%, 05/01/04                              10              10
    7.850%, 11/01/04                              25              25
    7.900%, 05/01/05                              25              25
    7.900%, 11/01/05                              25              25
    8.000%, 11/01/06                              30              30
    8.050%, 05/01/07                              20              20
North Central Health Facility, Series A,
    Pre-refunded @ 104 (RB) (MBIA)
    9.542%, 06/19/01 (A)(B)                    1,000           1,113
                                                           ----------
                                                               2,224
                                                           ----------
UTAH -- 2.1%
Intermountain Power Agency, Power Supply,
    Series A (RB) (AMBAC)
    6.500%, 07/01/11                           1,000           1,110
                                                           ----------
WASHINGTON -- 1.3%
Washington State Public Power Supply (RB)
    7.125%, 07/01/16                             600             691
                                                           ----------
WEST VIRGINIA -- 2.1%
West Virginia State, Series D (GO) (FGIC)
    6.500%, 11/01/26                           1,000           1,087
                                                           ----------
WISCONSIN -- 6.7%
Dallas, Nursing Home Project,
    Callable 05/01/03 @ 102 (RB) (FHA)
    6.250%, 05/01/19                           1,000             976
Watertown Community Development
    Authority, Callable 03/01/00 @ 103 (RB)
    8.500%, 03/01/19                              95              99
Wisconsin State Health & Education Facilities
    Authority, Aurora Health Care,
    Callable 02/15/09 @ 101 (RB)
    5.500%, 02/15/20                           1,000             895
Wisconsin State Health & Education
    Facilities Authority, Franciscan Skemp
    Medical Center (RB)
    6.125%, 11/15/15                           1,000           1,030
Wisconsin State Health & Education
    Facilities Authority, Monroe Clinic,
    Callable 02/15/09 @ 101 (RB)
    5.375%, 02/15/22                             500             446
                                                           ----------
                                                               3,446
                                                           ----------
TOTAL MUNICIPAL BONDS
    (Cost $46,737)                                            47,530
                                                           ----------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                   SHARES      VALUE (000)
---------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS -- 3.7%
Van Kampen Advanced Municipal
    Income Trust                              18,400       $     248
Van Kampen Advanced Municipal
    Income Trust II                           14,300             163
Van Kampen Municipal Opportunity Trust         6,900              96
Van Kampen Municipal Opportunity Trust II     13,200             157
Van Kampen Municipal Trust                    58,700             818
Van Kampen Strategic Sector
    Municipal Trust                           35,800             416
                                                           ----------
TOTAL CLOSED-END MUTUAL FUNDS
    (Cost $2,143)                                              1,898
                                                           ----------

RELATED PARTY MONEY MARKET FUND -- 3.0%
First American Tax Free Obligations
    Fund (E)                               1,569,583           1,570
                                                           ----------
TOTAL RELATED PARTY MONEY MARKET FUND
    (Cost $1,570)                                              1,570
                                                           ----------
TOTAL INVESTMENTS -- 98.3%
    (Cost $50,450)                                            50,998
                                                           ----------
OTHER ASSETS AND LIABILITIES, NET -- 1.7%                        869
                                                           ----------

NET ASSETS:
Portfolio Capital--Class A
    ($.0001 par value--2 billion authorized)
    based on 3,122,006 outstanding shares                     31,677
Portfolio Capital--Class C
    ($.0001 par value--2 billion authorized)
    based on 10,444 outstanding shares                           113
Portfolio Capital--Class Y
    ($.0001 par value--2 billion authorized)
    based on 1,789,637 outstanding shares                     19,857
Undistributed net investment income                               17
Accumulated net realized loss on investments                    (345)
Net unrealized appreciation of investments                       548
                                                           ----------
Total Net Assets -- 100.0%                                 $  51,867
                                                           ----------
Net asset value and redemption price
    per share--Class A                                     $   10.54

Maximum sales charge of 2.50%  (F)                              0.27
                                                           ----------
Offering price per share--Class A                          $   10.81
                                                           ----------
Net asset value per share--Class C (G)                     $   10.52

Maximum sales charge of 1.00%  (H)                              0.11
                                                           ----------
Offering price per share--Class C                          $   10.63
                                                           ----------
Net asset value, offering price, and redemption
    price per share--Class Y                               $   10.54
                                                           ----------


                                44     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

TAX FREE FUND (CONCLUDED)

DESCRIPTION
---------------------------------------------------------------------

(A) Pre-refunded Security--Pre-refunded issues are typically backed by U.S. Government obligations or municipal bonds. These bonds mature at the call date indicated. The pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(B) Inverse Floating Rate Security--security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.

(C) The rate shown is the effective yield at the time of purchase.

(D) Security currently in partial default and is only 93.5% guaranteed. The effective interest rate is 7.013%.

(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
CLE--Connie Lee
COP--Certificate of Participation
FGIC--Financial Guaranty Insurance Corporation
FHA--Federal Housing Authority
GNMA--Government National Mortgage Association
GO--General Obligation
MBIA--Municipal Bond Insurance Association
MLO--Municipal Lease Obligation
RB--Revenue Bond

The accompanying notes are an integral part of the financial statements.


                                45     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
OPERATIONS    FOR THE YEAR ENDED SEPTEMBER 30, 1999, IN THOUSANDS

                                                CALIFORNIA INTERMEDIATE      COLORADO INTERMEDIATE          INTERMEDIATE
                                                          TAX FREE FUND              TAX FREE FUND         TAX FREE FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $  1,975                   $  3,203             $  23,602
Dividends                                                            --                         --                    --
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           1,975                      3,203                23,602
=========================================================================================================================
EXPENSES:
Investment advisory fees                                            287                        447                 3,296
Less: Waiver of investment advisory fees                            (89)                      (126)                 (787)
Administrator fees                                                   45                         70                   513
Transfer agent fees                                                  24                         23                    45
Custodian fees                                                       12                         19                   141
Directors' fees                                                       1                          1                     8
Registration fees                                                     2                          2                    19
Professional fees                                                     1                          2                    16
Printing                                                              3                          4                    29
Distribution fees - Class A                                           1                         11                    28
Less: Waiver of distribution fees - Class A                          (1)                       (11)                  (28)
Distribution fees - Class C                                          --                         --                    --
Less: Waiver of distribution fees - Class C                          --                         --                    --
Other                                                                 2                          5                    16
-------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                  288                        447                 3,296
=========================================================================================================================
INVESTMENT INCOME - NET                                           1,687                      2,756                20,306
=========================================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                             (63)                       (30)                 (986)
Net change in unrealized appreciation/depreciation of
 investments                                                     (1,773)                    (3,358)              (22,883)
-------------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                          (1,836)                    (3,388)              (23,869)
=========================================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $   (149)                  $   (632)            $  (3,563)
=========================================================================================================================


The accompanying notes are an integral part of the financial statements.


                                46     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS


    MINNESOTA
 INTERMEDIATE       MINNESOTA    OREGON INTERMEDIATE
TAX FREE FUND   TAX FREE FUND          TAX FREE FUND     TAX FREE FUND
-----------------------------------------------------------------------

   $  15,804          $ 7,643                $ 9,460          $  2,723
          --               38                     --                26
-----------------------------------------------------------------------
      15,804            7,681                  9,460             2,749
=======================================================================

       2,219              906                  1,325               321
        (538)            (280)                  (320)             (106)
         345              141                    206                50
          36               77                     22                54
          95               39                     57                14
           5                2                      3                 1
          13                5                      8                 2
          11                4                      6                 2
          20                8                     12                 3
          32              290                      3                94
         (32)              --                     (3)               --
          --                7                     --                --
          --               (2)                    --                --
          13                4                      6                 1
-----------------------------------------------------------------------
       2,219            1,201                  1,325               436
=======================================================================
      13,585            6,480                  8,135             2,313
=======================================================================


         349              (16)                    38              (345)
     (15,089)          (8,149)                (9,416)           (3,488)
-----------------------------------------------------------------------
     (14,740)          (8,165)                (9,378)           (3,833)
=======================================================================

   $  (1,155)         $(1,685)               $(1,243)         $ (1,520)
=======================================================================


                                47     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

STATEMENTS OF
CHANGES IN NET ASSETS   IN THOUSANDS

                                                                CALIFORNIA INTERMEDIATE  COLORADO INTERMEDIATE         INTERMEDIATE
                                                                          TAX FREE FUND          TAX FREE FUND        TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                     10/1/98    10/1/97    10/1/98    10/1/97    10/1/98    10/1/97
                                                                          to         to         to         to         to         to
                                                                     9/30/99    9/30/98    9/30/99    9/30/98    9/30/99    9/30/98
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income - net                                             $  1,687   $  1,489   $  2,756   $  2,669   $ 20,306   $ 19,437
Net realized gain (loss) on investments                                  (63)       103        (30)        79       (986)     2,358
Net change in unrealized appreciation/depreciation of investments     (1,773)     1,040     (3,358)     1,563    (22,883)     9,075
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (149)     2,632       (632)     4,311     (3,563)    30,870
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                (17)        --       (181)      (181)      (477)      (301)
  Class C                                                                 --         --         --         --         --         --
  Class Y                                                             (1,655)    (1,484)    (2,569)    (2,484)   (19,747)   (19,134)
Net realized gain on investments:
  Class A                                                                 (1)        --         (8)        (7)       (53)       (31)
  Class C                                                                 --         --         --         --         --         --
  Class Y                                                               (102)        (6)      (110)       (84)    (2,305)    (2,516)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                   (1,775)    (1,490)    (2,868)    (2,756)   (22,582)   (21,982)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                                                  2,843         78      1,961      2,052      7,916      8,876
  Reinvestment of distributions                                            8                   117        114        275        152
  Payments for redemptions                                              (882)        --     (1,426)    (2,165)    (6,033)    (3,834)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class A transactions                                                 1,969         78        652          1      2,158      5,194
------------------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                                     --         --         --         --         --         --
  Reinvestment of distributions                                           --         --         --         --         --         --
  Payments for redemptions                                                --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
  Class C transactions                                                    --         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                                 12,285      8,085     10,468     12,182     82,876     85,034
  Reinvestment of distributions                                           18         24         15         20      2,114      2,792
  Payments for redemptions                                            (6,194)    (5,260)    (9,598)    (8,391)   (77,736)   (66,846)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class Y transactions                                                 6,109      2,849        885      3,811      7,254     20,980
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                           8,078      2,927      1,537      3,812      9,412     26,174
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                6,154      4,069     (1,963)     5,367    (16,733)    35,062
NET ASSETS AT BEGINNING OF PERIOD                                     37,357     33,288     63,932     58,565    469,910    434,848
====================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                     $ 43,511   $ 37,357   $ 61,969   $ 63,932   $453,177   $469,910
====================================================================================================================================

(1) See note 4 in Notes to Financial Statements for additional information.
(2) Includes undistributed net investment income (000) of $19 and $4 for California Intermediate Tax Free Fund, $9 and $4 for Colorado Intermediate Tax Free Fund, $91 and $13 for Intermediate Tax Free Fund, $51 and $26 for Minnesota Intermediate Tax Free Fund, $171 and $211 for Minnesota Tax Free Fund, $22 and $3 for Oregon Intermediate Tax Free Fund, and $17 and $28 for Tax Free Fund, at September 30, 1999, and September 30, 1998, respectively.


The accompanying notes are an integral part of the financial statements.


                                48     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

   MINNESOTA INTERMEDIATE                   MINNESOTA         OREGON INTERMEDIATE
            TAX FREE FUND               TAX FREE FUND               TAX FREE FUND                  TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
   10/1/98        10/1/97       10/1/98       10/1/97       10/1/98       10/1/97       10/1/98          10/1/97
        to             to            to            to            to            to            to               to
   9/30/99        9/30/98       9/30/99       9/30/98       9/30/99       9/30/98       9/30/99          9/30/98
-----------------------------------------------------------------------------------------------------------------

 $  13,585      $  13,525     $   6,480     $   6,601     $   8,135     $   8,036       $ 2,313         $  2,203
       349            940           (16)          829            38           570          (345)             526
   (15,089)         6,149        (8,149)        3,157        (9,416)        3,153        (3,488)             897
-----------------------------------------------------------------------------------------------------------------
    (1,155)        20,614        (1,685)       10,587        (1,243)       11,759        (1,520)           3,626
-----------------------------------------------------------------------------------------------------------------


      (557)          (369)       (5,793)       (5,936)          (49)           --        (1,858)          (2,173)
        --             --           (35)           --            --            --            (2)              --
   (13,003)       (13,130)         (690)         (426)       (8,067)       (8,033)         (466)              (2)

       (27)           (26)         (630)         (754)           --            --          (450)            (237)
        --             --            --            --            --            --            --               --
      (844)        (1,041)          (47)          (51)         (483)         (273)           (6)              --
-----------------------------------------------------------------------------------------------------------------
   (14,431)       (14,566)       (7,195)       (7,167)       (8,599)       (8,306)       (2,782)          (2,412)
=================================================================================================================


     7,476          4,768        14,016        10,848         3,538            --         2,072            1,327
       340            206         4,970         5,175            25            --         1,349            1,738
    (2,825)        (2,271)      (21,970)      (25,945)       (1,468)           --        (7,577)         (13,562)
-----------------------------------------------------------------------------------------------------------------

     4,991          2,703        (2,984)       (9,922)        2,095            --        (4,156)         (10,497)
-----------------------------------------------------------------------------------------------------------------

        --             --         1,821            --            --            --           112               --
        --             --            20            --            --            --             2               --
        --             --           (91)           --            --            --            (1)              --
-----------------------------------------------------------------------------------------------------------------

        --             --         1,750            --            --            --           113               --
-----------------------------------------------------------------------------------------------------------------

    41,117         51,692        15,055         1,242        31,317        20,945        21,777              351
       397            367           322           309           471           397            47               --
   (64,442)       (37,457)       (5,201)       (2,626)      (31,008)      (19,481)       (2,318)              --
-----------------------------------------------------------------------------------------------------------------

   (22,928)        14,602        10,176        (1,075)          780         1,861        19,506              351
-----------------------------------------------------------------------------------------------------------------

   (17,937)        17,305         8,942       (10,997)        2,875         1,861        15,463          (10,146)
-----------------------------------------------------------------------------------------------------------------
   (33,523)        23,353            62        (7,577)       (6,967)        5,314        11,161           (8,932)
   327,928        304,575       127,092       134,669       187,383       182,069        40,706           49,638
=================================================================================================================
 $ 294,405      $ 327,928     $ 127,154     $ 127,092     $ 180,416     $ 187,383       $51,867         $ 40,706
=================================================================================================================


                                49     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                       ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                          REALIZED AND
               NET ASSET                    UNREALIZED      DIVIDENDS
                   VALUE           NET        GAINS OR       FROM NET   DISTRIBUTIONS
               BEGINNING    INVESTMENT     (LOSSES) ON     INVESTMENT            FROM
               OF PERIOD        INCOME     INVESTMENTS         INCOME   CAPITAL GAINS
--------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
 1999           $  10.37       $  0.42         $ (0.46)       $ (0.41)        $ (0.03)
 1998              10.04          0.43            0.33          (0.43)             --
 1997(1)           10.00          0.06            0.04          (0.06)             --
Class Y
 1999           $  10.36       $  0.42         $ (0.45)       $ (0.41)        $ (0.03)
 1998              10.03          0.43            0.33          (0.43)             --
 1997(1)           10.00          0.06            0.03          (0.06)             --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
 1999           $  10.89       $  0.46         $ (0.55)       $ (0.46)        $ (0.02)
 1998              10.61          0.47            0.30          (0.47)          (0.02)
 1997              10.42          0.48            0.24          (0.48)          (0.05)
 1996              10.51          0.49           (0.04)         (0.49)          (0.05)
 1995              10.15          0.49            0.36          (0.49)             --
Class Y
 1999           $  10.88       $  0.46         $ (0.57)       $ (0.46)        $ (0.02)
 1998              10.61          0.47            0.29          (0.47)          (0.02)
 1997              10.42          0.48            0.24          (0.48)          (0.05)
 1996              10.51          0.49           (0.04)         (0.49)          (0.05)
 1995              10.16          0.48            0.36          (0.49)             --
INTERMEDIATE TAX FREE FUND
Class A
 1999           $  11.05       $  0.46         $ (0.55)       $ (0.46)        $ (0.05)
 1998              10.84          0.47            0.27          (0.47)          (0.06)
 1997              10.66          0.47            0.24          (0.47)          (0.06)
 1996              10.72          0.46            0.01          (0.46)          (0.07)
 1995              10.28          0.49            0.43          (0.48)             --
Class Y
 1999           $  11.03       $  0.46         $ (0.55)       $ (0.46)        $ (0.05)
 1998              10.82          0.47            0.27          (0.47)          (0.06)
 1997              10.65          0.47            0.23          (0.47)          (0.06)
 1996              10.72          0.46              --          (0.46)          (0.07)
 1995              10.28          0.49            0.43          (0.48)             --
MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
 1999           $  10.29       $  0.43         $ (0.47)       $ (0.43)        $ (0.03)
 1998              10.09          0.43            0.24          (0.43)          (0.04)
 1997               9.91          0.44            0.21          (0.44)          (0.03)
 1996               9.92          0.45            0.02          (0.45)          (0.03)
 1995               9.58          0.46            0.33          (0.45)             --
Class Y
 1999           $  10.26       $  0.43         $ (0.47)       $ (0.43)        $ (0.03)
 1998              10.06          0.43            0.24          (0.43)          (0.04)
 1997               9.91          0.44            0.18          (0.44)          (0.03)
 1996               9.92          0.45            0.02          (0.45)          (0.03)
 1995               9.59          0.45            0.33          (0.45)             --
--------------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.
(A) Excluding sales charges.
(1) Commenced operations on August 8, 1997. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


                                50     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                                  RATIO OF
                                                              RATIO OF NET     EXPENSES TO
 NET ASSET                                       RATIO OF       INVESTMENT         AVERAGE
     VALUE                      NET ASSETS    EXPENSES TO        INCOME TO      NET ASSETS   PORTFOLIO
    END OF          TOTAL           END OF        AVERAGE          AVERAGE      (EXCLUDING    TURNOVER
    PERIOD     RETURN (A)     PERIOD (000)     NET ASSETS       NET ASSETS        WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------


   $  9.89         (0.40)%       $  2,042           0.70%            4.19%           1.17%          9%
     10.37          7.80               82           0.70             4.22            1.21          22
     10.04          1.02 +              1           0.69             4.48            1.36           3

   $  9.89         (0.30)%       $ 41,469           0.70%            4.11%           0.92%          9%
     10.36          7.80           37,275           0.70             4.27            0.96          22
     10.03          0.92 +         33,287           0.69             4.14            1.11           3


   $ 10.32         (0.88)%       $  4,733           0.70%            4.32%           1.15%         33%
     10.89          7.43            4,301           0.70             4.43            1.17          19
     10.61          7.11            4,187           0.70             4.55            1.16          11
     10.42          4.39            2,861           0.70             4.69            1.18          20
     10.51          8.57            2,189           0.70             4.83            1.27          19

   $ 10.29         (1.07)%       $ 57,236           0.70%            4.31%           0.90%         33%
     10.88          7.33           59,631           0.70             4.43            0.92          19
     10.61          7.11           54,378           0.70             4.55            0.91          11
     10.42          4.39           48,927           0.70             4.69            0.93          20
     10.51          8.47           50,071           0.70             4.84            1.02          19


   $ 10.45         (0.78)%       $ 10,713           0.70%            4.31%           1.12%         23%
     11.05          7.04            9,196           0.70             4.31            1.11          27
     10.84          6.84            3,849           0.67             4.41            1.18          66
     10.66          4.45            2,618           0.66             4.35            1.17          53
     10.72          9.15              983           0.67             4.71            1.30          68

   $ 10.43         (0.79)%       $442,464           0.70%            4.31%           0.87%         23%
     11.03          7.05          460,714           0.70             4.32            0.86          27
     10.82          6.75          431,000           0.67             4.40            0.93          66
     10.65          4.35           66,994           0.66             4.35            0.92          53
     10.72          9.15           46,025           0.67             4.73            1.05          68


   $  9.79         (0.43)%       $ 14,629           0.70%            4.30%           1.12%         12%
     10.29          6.80           10,330           0.70             4.30            1.11          24
     10.09          6.72            7,453           0.70             4.49            1.15          20
      9.91          4.80            3,916           0.70             4.52            1.18          19
      9.92          8.46            2,219           0.70             4.74            1.25          38

   $  9.76         (0.44)%       $279,776           0.70%            4.28%           0.87%         12%
     10.26          6.82          317,598           0.70             4.30            0.86          24
     10.06          6.42          297,122           0.70             4.47            0.90          20
      9.91          4.80           93,394           0.70             4.53            0.93          19
      9.92          8.34           61,693           0.70             4.76            1.00          38
-------------------------------------------------------------------------------------------------------


                                51     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

FINANCIAL HIGHLIGHTS   FOR A SHARE OUTSTANDING, THROUGHOUT THE PERIODS
                       ENDED SEPTEMBER 30, UNLESS OTHERWISE INDICATED.

                                          REALIZED AND
               NET ASSET                    UNREALIZED       DIVIDENDS
                   VALUE           NET        GAINS OR        FROM NET   DISTRIBUTIONS
               BEGINNING    INVESTMENT     (LOSSES) ON      INVESTMENT            FROM
               OF PERIOD        INCOME     INVESTMENTS          INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND (B)
Class A
 1999           $  11.46       $  0.55         $ (0.69)       $ (0.56)        $ (0.06)
 1998              11.15          0.57            0.36          (0.56)          (0.06)
 1997              10.89          0.57            0.31          (0.57)          (0.05)
 1996              10.81          0.59            0.07          (0.58)             --
 1995              10.28          0.66            0.53          (0.66)             --
Class C
 1999(1)        $  11.38       $  0.37         $ (0.71)       $ (0.35)        $    --
Class Y
 1999           $  11.45       $  0.58         $ (0.69)       $ (0.59)        $ (0.06)
 1998              11.14          0.60            0.36          (0.59)          (0.06)
 1997(2)           11.16          0.10           (0.02)         (0.10)             --
OREGON INTERMEDIATE TAX FREE FUND
Class A
 1999(3)        $  10.23       $  0.29         $ (0.51)       $ (0.29)        $    --
Class Y
 1999           $  10.24       $  0.43         $ (0.49)       $ (0.43)        $ (0.03)
 1998              10.05          0.45            0.21          (0.45)          (0.02)
 1997(4)           10.00          0.07            0.05          (0.07)             --
TAX FREE FUND (B)
Class A
 1999           $  11.53       $  0.55         $ (0.86)       $ (0.55)        $ (0.13)
 1998              11.21          0.55            0.36          (0.54)          (0.05)
 1997              10.81          0.54            0.42          (0.54)          (0.02)
 1996              10.69          0.56            0.12          (0.56)             --
 1995              10.22          0.60            0.47          (0.60)             --
Class C
 1999(1)        $  11.34       $  0.35         $ (0.82)       $ (0.35)        $    --
Class Y
 1999           $  11.54       $  0.57         $ (0.86)       $ (0.58)        $ (0.13)
 1998(5)           11.31          0.10            0.22          (0.09)             --
---------------------------------------------------------------------------------------

 +  Returns are for the period indicated and have not been annualized.
(A) Excluding sales charges.
(B) The financial highlights for the Minnesota Tax Free Fund and Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares, and the Piper National Tax-Exempt Fund Class A shares. The assets of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were acquired by Minnesota Tax Free Fund and Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund and Piper National Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund and Tax Free Fund, respectively, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998 the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
(1) For the year ended September 30, 1999. Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(2) Class Y shares have been offered since August 1, 1997. All ratios for the period have been annualized.
(3) For the year ended September 30, 1999. Class A shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on August 8, 1997. All ratios for the period have been annualized.
(5) Class Y shares have been offered since July 31, 1998. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.


                                52     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

                                                                                    RATIO OF
                                                                RATIO OF NET     EXPENSES TO
 NET ASSET                                         RATIO OF       INVESTMENT         AVERAGE
     VALUE                       NET ASSETS     EXPENSES TO        INCOME TO      NET ASSETS    PORTFOLIO
    END OF           TOTAL           END OF         AVERAGE          AVERAGE      (EXCLUDING     TURNOVER
    PERIOD      RETURN (A)     PERIOD (000)      NET ASSETS       NET ASSETS        WAIVERS)         RATE
----------------------------------------------------------------------------------------------------------


  $  10.70          (1.31)%        $108,116           0.95%            4.98%           1.17%          15%
     11.46           8.58           118,937           0.95             5.05            1.01           16
     11.15           8.32           125,659           0.95             5.17            1.01           17
     10.89           6.24           125,677           0.90             5.38            0.99           35
     10.81          11.38           133,857           0.91             5.80            0.99           30

  $  10.69          (3.03)%+       $  1,682           1.35%            4.70%           1.87%          15%

  $  10.69          (1.07)%        $ 17,356           0.70%            5.26%           0.87%          15%
     11.45           8.83             8,155           0.78             5.79            0.82           16
     11.14           0.72 +           9,010           0.75             5.73            0.75           17


  $   9.72          (2.22)%+       $  2,005           0.70%            4.37%           1.12%          13%

  $   9.72          (0.66)%        $178,411           0.70%            4.30%           0.87%          13%
     10.24           6.66           187,383           0.70             4.43            0.87           20
     10.05           1.17 +         182,069           0.70             4.55            1.09            4


  $  10.54          (2.81)%        $ 32,893           1.00%            4.97%           1.23%          21%
     11.53           8.41            40,351           1.10             4.84            1.16            7
     11.21           9.09            49,638           1.11             4.91            1.17           28
     10.81           6.42            45,935           1.03             5.15            1.13           43
     10.69          10.30            57,061           1.01             5.37            1.09           28

  $  10.52          (4.23)%+       $    110           1.35%            4.54%           1.93%          21%

  $  10.54          (2.66)%        $ 18,864           0.71%            5.26%           1.01%          21%
     11.54           2.83 +             355           0.85             5.61            0.91            7
----------------------------------------------------------------------------------------------------------


                                53     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   SEPTEMBER 30, 1999

1 > ORGANIZATION

       The First American California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"). The First American Limited Term Income Fund, Intermediate Term Income Fund, Intermediate Government Bond Fund, Fixed Income Fund, Adjustable Rate Mortgage Securities Fund, Strategic Income Fund, Balanced Fund, Real Estate Securities Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Regional Equity Fund, Small Cap Value Fund, Small Cap Growth Fund, Micro Cap Value Fund, International Index Fund, International Fund, Health Sciences Fund, Technology Fund, Emerging Markets Fund, and Mid Cap Growth Fund are also funds offered by FAIF but are not included in this report. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

       These FAIF Funds offer Class A and Class Y shares. Minnesota Tax Free Fund and Tax Free Fund also offer Class C shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months.

       The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.


2 > SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The significant accounting policies followed by the Funds are as follows:

       SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Investments in closed-end mutual funds which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day.


                                54     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

       SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

       DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

       FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th or October 31st.

       Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales.

       The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

       On the Statements of Net Assets the following adjustments were made
       (000):

                                           ACCUMULATED             UNDISTRIBUTED         ADDITIONAL
       FUND                       REALIZED GAIN/(LOSS)     NET INVESTMENT INCOME    PAID IN CAPITAL
       --------------------------------------------------------------------------------------------
       Colorado Intermediate Tax Free        $1                      $(1)                   --
       Intermediate Tax Free                  4                       (4)                   --
       Minnesota Tax Free                     2                       (2)                   --
       Tax Free                               1                        2                    (3)
       --------------------------------------------------------------------------------------------

       The California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Tax Free and Tax Free Funds incurred losses in the amount of $63,000, $70,000, $986,000, $16,000 and $345,000, respectively, from November 1, 1998, to September 30, 1999. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2000.

       SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At September 30, 1999, the Intermediate Tax Free Fund and the Minnesota Intermediate Tax Free Fund had outstanding when-issued commitments of $2,069,620 and $2,038,820 respectively.



                                55     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   SEPTEMBER 30, 1999

       EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

       USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

       HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Minnesota Tax Free Fund and Tax Free Fund prior to July 31, 1998, is that of the former Piper Minnesota Tax-Exempt Fund and the former Piper National Tax-Exempt Fund respectively. The historical financial information of the former Piper Funds was carried over to the newly formed FAIF Funds.


3 > FEES AND EXPENSES

       ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each of the FAIF Funds is equal to an annual rate of 0.70% of the average daily net assets. The advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

       The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

       ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provides certain accounting, legal and shareholder services, at an annual rate of 0.12% of each FAIF fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate of each FAIF Fund is reduced to 0.105% for their relative share of the excess net assets. Fees are computed daily and paid monthly.

       SUB-ADMINISTRATION FEES - The Advisor assists SIMC and provides sub-administration services for the Funds. For these services, SIMC compensates the sub-administrator monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. Under this agreement, SIMC paid U.S. Bank $8,411,000 in aggregate for the First American


                                56     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

       Family of Funds. The fees for the year ended September 30, 1999, were approximately 0.028% of average daily net assets. For the funds included in this annual report, the amounts paid were as follows (000):

       -------------------------------------------------------------------------
       California Intermediate Tax Free Fund                                $ 11
       Colorado Intermediate Tax Free Fund                                    17
       Intermediate Tax Free Fund                                            128
       Minnesota Intermediate Tax Free Fund                                   86
       Minnesota Tax Free Fund                                                22
       Oregon Intermediate Tax Free Fund                                      51
       Tax Free Fund                                                          26
       -------------------------------------------------------------------------

       CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets.

       DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee at an annual rate of 0.25% of each Funds average daily net assets of the Class A shares and 1.00% of the Class C shares, respectively, which may be used by SIDCO to provide compensation for sales support and distribution activities. All Class A distribution fees are currently being waived in California Intermediate Tax Free, Colorado Intermediate Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free and Oregon Intermediate Tax Free Funds. For Class C, the distributor is currently waiving 0.35% of average daily net assets for the Minnesota Tax Free and Tax Free Funds. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid U.S. Bank and its affiliates the following amounts for the Funds included in this annual report, for the year ended September 30, 1999 (000):

                                                     U.S. BANCORP      U.S. BANK
                                     U.S. BANK      PIPER JAFFRAY          TRUST
       -------------------------------------------------------------------------
       Minnesota Tax Free Fund           $45              $208             $ 1
       Tax Free Fund                      14                69              --
       -------------------------------------------------------------------------

       TRANSFER AGENT FEES - DST Systems, Inc. provides transfer agency services for the Funds. Effective October 1, 1998, FAIF appointed U.S. Bank as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the Class A shares of the Funds held through accounts at U.S. Bank and its affiliates. As the Servicing Agent, U.S. Bank was paid $4,921,000 in aggregate for the year ended September 30, 1999. For the year ended September 30, 1999, fees paid to U.S. Bank for the funds included in this report were as follows (000):

       -------------------------------------------------------------------------
       Minnesota Tax Free Fund                                              $ 34
       Tax Free Fund                                                          15
       -------------------------------------------------------------------------

       OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

       For the year ended September 30, 1999, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.


                                57     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   SEPTEMBER 30, 1999

       SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

       For the year ended September 30, 1999, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $159,000.


                                58     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

4 > CAPITAL SHARE TRANSACTIONS

       Capital share transactions for the funds were as follows (000):

                                           CALIFORNIA INTERMEDIATE   COLORADO INTERMEDIATE                INTERMEDIATE
                                                     TAX FREE FUND           TAX FREE FUND               TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------
                                               10/1/98     10/1/97     10/1/98     10/1/97       10/1/98       10/1/97
                                                    to          to          to          to            to            to
                                               9/30/99     9/30/98     9/30/99     9/30/98       9/30/99       9/30/98
-----------------------------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                     283           8         187         193           727           816
 Shares issued in lieu of cash distributions         1          --          11          10            25            14
 Shares redeemed                                   (86)         --        (134)       (203)         (559)         (353)
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                         198           8          64          --           193           477
=======================================================================================================================
Class C:
 Shares issued                                      --          --          --          --            --            --
 Shares issued in lieu of cash distributions        --          --          --          --            --            --
 Shares redeemed                                    --          --          --          --            --            --
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                          --          --          --          --            --            --
=======================================================================================================================
Class Y:
 Shares issued                                   1,202         799         982       1,141         7,662         7,826
 Shares issued in lieu of cash distributions         2           2           1           2           196           257
 Shares redeemed                                  (610)       (521)       (904)       (787)       (7,207)       (6,165)
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                         594         280          79         356           651          1918
=======================================================================================================================
NET INCREASE IN CAPITAL SHARES                     792         288         143         356           844         2,395
=======================================================================================================================

                                              MINNESOTA INTERMEDIATE                 MINNESOTA     OREGON INTERMEDIATE
                                                       TAX FREE FUND             TAX FREE FUND           TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------------
                                                 10/1/98     10/1/97     10/1/98       10/1/97     10/1/98     10/1/97
                                                      to          to          to            to          to          to
                                                 9/30/99     9/30/98     9/30/99       9/30/98     9/30/99     9/30/98
-----------------------------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                       736         470       1,245           964         354          --
 Shares issued in lieu of cash distributions          34          20         445           460           2          --
 Shares redeemed                                    (279)       (224)     (1,971)       (2,310)       (150)         --
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                           491         266        (281)         (886)        206          --
=======================================================================================================================
Class C:
 Shares issued                                        --          --         163            --          --          --
 Shares issued in lieu of cash distributions          --          --           2            --          --          --
 Shares redeemed                                      --          --          (8)           --          --          --
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                            --          --         157            --                      --
=======================================================================================================================
Class Y:
 Shares issued                                     4,072       5,109       1,351           111       3,112       2,079
 Shares issued in lieu of cash distributions          40          36          29            28          47          39
 Shares redeemed                                  (6,406)     (3,705)       (469)         (234)     (3,108)     (1,934)
-----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                        (2,294)      1,440         911           (95)         51         184
=======================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES         (1,803)      1,706         787          (981)        257         184
=======================================================================================================================

                                                            TAX FREE
                                                                FUND
---------------------------------------------------------------------
                                               10/1/98       10/1/97
                                                    to            to
                                               9/30/99       9/30/98
---------------------------------------------------------------------
Class A:
 Shares issued                                     184           117
 Shares issued in lieu of cash distributions       121           154
 Shares redeemed                                  (683)       (1,199)
---------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                        (378)         (928)
=====================================================================
Class C:
 Shares issued                                      10            --
 Shares issued in lieu of cash distributions        --            --
 Shares redeemed                                    --            --
---------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                          10
=====================================================================
Class Y:
 Shares issued                                   1,965            31
 Shares issued in lieu of cash distributions         4            --
 Shares redeemed                                  (210)           --
---------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                       1,759            31
=====================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES        1,391          (897)
=====================================================================


                                59     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

NOTES TO
FINANCIAL STATEMENTS   SEPTEMBER 30, 1999

5 > INVESTMENT SECURITY TRANSACTIONS

       During the year ended September 30, 1999, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                          INVESTMENT SECURITIES
                                                         -----------------------
                                                         PURCHASES       SALES
       -------------------------------------------------------------------------
       California Intermediate Tax Free Fund              $ 10,742      $  3,483
       Colorado Intermediate Tax Free Fund                  21,023        20,490
       Intermediate Tax Free Fund                          110,209       103,860
       Minnesota Intermediate Tax Free Fund                 37,466        53,291
       Minnesota Tax Free Fund                              24,778        17,524
       Oregon Intermediate Tax Free Fund                    26,738        24,052
       Tax Free Fund                                        22,211         8,399
       -------------------------------------------------------------------------

       At September 30, 1999, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1999, is as follows (000):

                                      AGGREGATE GROSS  AGGREGATE GROSS
                                         APPRECIATION     DEPRECIATION      NET
       -------------------------------------------------------------------------
       California Intermediate Tax Free Fund   $  875        $   (379)   $  496
       Colorado Intermediate Tax Free Fund      1,763            (862)      901
       Intermediate Tax Free Fund               5,831          (6,013)     (182)
       Minnesota Intermediate Tax Free Fund     5,146          (3,476)    1,670
       Minnesota Tax Free Fund                  3,939          (1,966)    1,973
       Oregon Intermediate Tax Free Fund        2,790          (2,982)     (192)
       Tax Free Fund                            1,545            (997)      548
       -------------------------------------------------------------------------


6 > CONCENTRATION OF CREDIT RISK

       The Intermediate Tax Free and Tax Free Funds invest in debt instruments of municipal issuers. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

       These Funds invest in securities that include revenue bonds, certificates of participation and general obligation bonds. At September 30, 1999, the percentage of portfolio investments by each revenue source was as follows:

                                                     INTERMEDIATE
                                                         TAX FREE      TAX FREE
                                                             FUND          FUND
       -------------------------------------------------------------------------
       Revenue Bonds:
        Authority                                               1%            1%
        Building                                                5             4
        Education                                               5             7
        Healthcare                                             12            36
        Housing                                                 8            11
        Pollution Control                                       2             9
        Transportation                                          8            10
        Utility                                                14            10
        Other                                                   4            --
       General Obligations                                     40            10
       Certificates of Participation                            1             2
                                                  ------------------------------
                                                              100%          100%
       -------------------------------------------------------------------------


                                60     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

       The rating of long-term securities as a percentage of total value of investments at September 30, 1999, is as follows:

       STANDARD &      CALIFORNIA        COLORADO                       MINNESOTA                        OREGON
       POOR'S/       INTERMEDIATE    INTERMEDIATE    INTERMEDIATE    INTERMEDIATE     MINNESOTA    INTERMEDIATE
       MOODY'S           TAX FREE        TAX FREE        TAX FREE        TAX FREE      TAX FREE        TAX FREE    TAX FREE
       RATINGS:              FUND            FUND            FUND            FUND          FUND            FUND        FUND
       ---------------------------------------------------------------------------------------------------------------------
       AAA/Aaa                 65%             59%             65%             70%           36%             54%         52%
       AA/Aa                   16              23              21              18            28              30          10
       A/A                     13               8              11               4            11              15           9
       BBB/Baa                  6               3               1               3             4              --           7
       D                       --              --              --              --             1              --           1
       NR                      --               7               2               5            20               1          21
                      ------------------------------------------------------------------------------------------------------
                              100%            100%            100%            100%          100%            100%        100%
       ---------------------------------------------------------------------------------------------------------------------

       Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


7 > PIPER MERGER

       The Board of Directors and shareholders of the Piper Funds approved a reorganization of certain Piper Funds into FAIF that took place at the close of business on July 31, 1998:

       PIPER ACQUIRED FUND                      FAIF ACQUIRING FUND
       -------------------------------------------------------------------------
       Minnesota Tax Exempt                     Minnesota Tax Free
       National Tax Exempt                      Tax Free
       -------------------------------------------------------------------------

       Under the Agreement and Plan of Reorganization the Piper Class A shares were exchanged, on a tax free basis, for Class A shares of FAIF, and Piper Class Y shares were exchanged, on a tax free basis, for Class Y shares of FAIF.

       The net assets prior to reorganization and shares issued and redeemed were as follows:

                                            ACQUIRING FUND'S     ACQUIRED FUND'S
       FAIF FUND             NET ASSETS        SHARES ISSUED     SHARES REDEEMED
       -------------------------------------------------------------------------
       Minnesota Tax Free          $ --           11,152,396          11,152,396
       Tax Free                      --            3,635,037           3,635,037
       -------------------------------------------------------------------------

       Included in the net assets from the Piper Funds were the following components:

                                                UNDISTRIBUTED
                                            (DISTRIBUTIONS IN
                                               EXCESS OF) NET         ACCUMULATED   NET UNREALIZED
       PIPER FUND          PAID IN CAPITAL  INVESTMENT INCOME   NET REALIZED GAIN     APPRECIATION      NET ASSETS
       -----------------------------------------------------------------------------------------------------------
       Minnesota Tax-Exempt   $116,743,329           $ 85,000            $823,340       $7,829,650    $125,481,319
       National Tax-Exempt      37,374,741             (2,106)            397,386        3,315,331      41,085,352
       -----------------------------------------------------------------------------------------------------------


                                61     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

NOTICE TO
SHAREHOLDERS   SEPTEMBER 30, 1999 (UNAUDITED)

       THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2000. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

       Dear First American Shareholders:

       For the fiscal year ended September 30, 1999, each Fund has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                                       LONG TERM          ORDINARY
                                   CAPITAL GAINS            INCOME          TAX            TOTAL
                                   DISTRIBUTIONS     DISTRIBUTIONS       EXEMPT    DISTRIBUTIONS
FUND                                 (TAX BASIS)       (TAX BASIS)     INTEREST      (TAX BASIS)
-------------------------------------------------------------------------------------------------
California Intermediate Tax Free               6%                0%           94%            100%
Colorado Intermediate Tax Free                 2                 2            96             100
Intermediate Tax Free                          8                 3            89             100
Minnesota Intermediate Tax Free                6                 0            94             100
Minnesota Tax Free                             6                 3            91             100
Oregon Intermediate Tax Free                   6                 0            94             100
Tax Free                                      14                 2            84             100
-------------------------------------------------------------------------------------------------


                                62     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.


                                63     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK.


                                64     '99 ANNUAL REPORT    FIRST AMERICAN FUNDS

FIRST AMERICAN INVESTMENT FUNDS, INC.
BOARD OF DIRECTORS


       MR. ROBERT DAYTON

       Director of First American Investment Funds, Inc.
       Chief Executive Officer of Okabena Company
-------------------------------------------------------------------------------


       MR. ROGER GIBSON

       Director of First American Investment Funds, Inc.
       Vice President of North America-Mountain Region for United Airlines
-------------------------------------------------------------------------------


       MR. ANDREW HUNTER III

       Director of First American Investment Funds, Inc.
       Chairman of Hunter Keith Industries
-------------------------------------------------------------------------------


       MR. LEONARD KEDROWSKI

       Director of First American Investment Funds, Inc.
       Owner and President of Executive Management Consulting, Inc.
-------------------------------------------------------------------------------


       MR. JOHN MURPHY JR.

       Director of First American Investment Funds, Inc.
       Executive Vice President, U.S. Bancorp
-------------------------------------------------------------------------------


       MR. ROBERT SPIES

       Director of First American Investment Funds, Inc.
       Retired Vice President, U.S. Bank National Association
-------------------------------------------------------------------------------


       MR. JOSEPH STRAUSS

       Director of First American Investment Funds, Inc.
       Former Chairman of First American Investment Funds, Inc.
       Owner and President of Strauss Management Company
-------------------------------------------------------------------------------


       MS. VIRGINIA STRINGER

       Chairperson of First American Investment Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.
-------------------------------------------------------------------------------

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the funds included. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      FIRST AMERICAN INVESTMENT FUNDS, INC.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INVESTMENT ADVISOR AND ADMINISTRATOR
      FIRST AMERICAN ASSET MANAGEMENT,
      A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
      601 Second Avenue South
      Minneapolis, Minnesota 55402

CUSTODIAN
      U.S. BANK NATIONAL ASSOCIATION
      180 East Fifth Street
      St. Paul, Minnesota 55101

DISTRIBUTOR
      SEI INVESTMENTS DISTRIBUTION CO.
      1 Freedom Valley Drive
      Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
      ERNST & YOUNG LLP
      1400 Pillsbury Center
      200 South Sixth Street
      Minneapolis, Minnesota 55402

COUNSEL
      DORSEY & WHITNEY LLP
      220 South Sixth Street
      Minneapolis, Minnesota 55402

--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
c/o Fulfillment Agent, American Financial Printing Inc.           U.S. Postage
404 Industrial Boulevard, N.E.                                        PAID
Minneapolis, MN 55413                                               Mpls, MN
                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

11/1999  333-99